    As filed with the Securities and Exchange Commission on February 21, 2003


                                       Securities Act Registration No. 333-42004
                                       Investment Company Act File No. 811-10027

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                         Post-Effective Amendment No. 3



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                                Amendment No. 4




                         State Farm Mutual Fund Trust
--------------------------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)


          One State Farm Plaza, Bloomington, Illinois                 61710-0001
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)              (Zip Code)


        Registrant's Telephone Number, including Area Code        (800) 447-4930



                                                 Alan Goldberg
                                                 Bell Boyd & Lloyd LLC
Michael L. Tipsord                               Three First National Plaza
One State Farm Plaza                             70 West Madison St., Suite 3300
Bloomington, Illinois 61710-0001                 Chicago, Illinois 60602
--------------------------------------------------------------------------------
                   (Names and addresses of agents for service)
                               ------------------

                 ----------------------------------------------
                 Amending Parts A, B and C, and filing exhibits
                 ----------------------------------------------


                 It is proposed that this filing will become effective:
                          [ ] immediately upon filing pursuant to rule 485(b)
                          [_] on May 1, 2002 pursuant to rule 485(b)
                          [ ] 60 days after filing pursuant to rule 485(a)(1)
                          [ ] on May 1, 2002 pursuant to rule 485(a)(1)
                          [X] 75 days after filing pursuant to rule 485(a)(2)
                          [ ] on ___________ pursuant to rule 485(a)(2)


--------------------------------------------------------------------------------

     EXPLANATORY NOTE

     This Post-Effective Amendment No. 3 to the Registration Statement contains prospectuses and a Statement of Additional Information describing State Farm LifePath Retirement Fund, State Farm LifePath 2010 Fund, State Farm LifePath 2020 Fund, State Farm LifePath 2030 fund and State Farm LifePath 2040 Fund (together, the "State Farm LifePath Funds"), each a new series of State Farm Mutual Fund Trust. The Registration Statement is organized as follows: (a) Class A and Class B Prospectus relating to the State Farm LifePath Funds; (b) Institutional Class Prospectus relating to the State Farm LifePath Funds; (c) Statement of Information relating to the State Farm LifePath Funds; (d) Part C Information for all series of State Farm Mutual Fund Trust. No changes to the Prospectuses of Statements of Additional Information of other series of State Farm Mutual Fund Trust included in Post-Effective Amendment No. 3 to the Registration Statement are affected hereby.

                                                                           May
                                                                           29,
                                                                           2003

                                    [GRAPHIC]

                               STATE FARM MUTUAL
                         FUND TRUST -- LIFEPATH/R/ FUND
                                 Class A Shares
                                 Class B Shares
                                   PROSPECTUS


                         STATE FARM LIFEPATH(R) RETIREMENT FUND

                         STATE FARM LIFEPATH(R) 2010 FUND

                         STATE FARM LIFEPATH(R) 2020 FUND

                         STATE FARM LIFEPATH(R) 2030 FUND

                         STATE FARM LIFEPATH(R) 2040 FUND

    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                       Page
LifePath Basics.......................................   1
LifePath Investment Objectives........................   1
Principal Investment Strategies Common to all LifePath
  Funds...............................................   1
Principal Investment Strategies for Each LifePath Fund   3
Principal Risk Factors................................   4
Who May Want to Invest in the LifePath Funds..........   6
Investment Returns....................................   7
Expense Information...................................   8
LifePath Details......................................  10
Managing the Investments
  of the Funds........................................  14
Shareholder Information...............................  16

                                   Page
 What Type of Account
   Would You Like.................  16

 Minimum Investments..............  18

 Flexible Sales Charge Options....  18

 Calculating Net Asset Value......  22

 How to Buy Shares................  23

 How to Exchange Shares...........  24

 How to Redeem Fund Shares........  25
Shared Delivery...................  29
Dividends, Distributions and Taxes  30
Appendix A........................  31
Additional Information
  About the Funds.................  36

                                                                LIFEPATH BASICS

  This Prospectus provides information about State Farm Mutual Fund Trust (the "Trust"). The Trust has fifteen separate Funds, each of which is a separate investment portfolio with its own investment objective, investment policies, restrictions, and risks. State Farm Investment Management Corp. (the "Manager") is the investment adviser to each Fund. Each Fund offers three classes of shares: Class A, Class B and Institutional shares. This Prospectus offers Class A and Class B shares of five of these Funds known as the "LifePath Funds."


LIFEPATH BASICS

LifePath Overview

Definitions:

Your asset allocation, or investment mix, is the distribution of your investments among broad classes of assets: stocks, bonds and money market instruments.

The State Farm LifePath Funds (together referred to as the (Funds) or the (LifePath Funds))/1/ offer investors comprehensive asset allocation investment strategies tailored to the time when they expect to begin withdrawing assets. Each Fund invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive asset allocation strategy that gradually becomes more conservative as the year in the Fund's name approaches, except for the State Farm LifePath Retirement Fund that is already in its most conservative phase.

--------------
/1/Each LifePath Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. For simplicity's sake, all discussion of investment objectives, strategies and risks of a particular LifePath Fund refers also to the objectives, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the LifePath Funds to their Master Portfolios appears on page 14.

LifePath Investment Objectives

Definitions:

Quantitatively measured risk gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

An investment's time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

Each Fund seeks to maximize assets for retirement or other purposes, consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. Each Fund has its own time horizon that affects the acceptable risk level of the Fund and, in turn, its asset allocation.

Specifically:

 . State Farm LifePath Retirement Fund is managed for investors seeking income and moderate long-term growth of capital.

 . State Farm LifePath 2010 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010.

 . State Farm LifePath 2020 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

 . State Farm LifePath 2030 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

 . State Farm LifePath 2040 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

The Trust's Board of Trustees may change each Fund's investment objective without shareholder approval.

Principal Investment Strategies Common to All LifePath Funds

Definitions:

Indexes are composed of groups of securities chosen to represent an entire stock or bond market, or a major market

LIFEPATH BASICS continued


segment. Indexes may include securities that meet objective criteria, such as foreign, industry sector or company size. Including a security in an index means merely that it has satisfied the selection criteria. It implies no expectation about performance.

The LifePath Funds pursue a common strategy of allocating and reallocating investments among stocks, bonds and money market instruments. The Funds with longer time horizons invest more of their assets in stocks to provide a greater opportunity for capital appreciation over the long-term. The Funds with shorter time horizons invest more heavily in bonds and money market instruments to reduce risk and price volatility. The Funds with shorter time horizons also have lower expected returns than the Funds with longer time horizons.

The strategies go further, allocating assets among 16 indexes within investment classes. Some of the indexes are well-known broad-based market indexes, such as the S&P 500 Index* of large company stocks. Barclays Global Investors N.A.
(BGI) specifically created others, to reflect a particular market segment, such as the smallest 5% of publicly traded companies. Some of these indexes consist of intermediate- and long-term bonds, including investment grade, corporate debt and government obligations. And some of these indexes include foreign securities. The Funds also may invest in money market instruments. This broad diversification is designed to produce the highest expected returns for a given level of risk. Expected returns do not necessarily translate into actual returns.

Asset Allocation Decisions. In buying securities for each Fund, Barclays Global Fund Advisors (Barclays), the investment adviser to the Master Portfolios, does not select individual companies. Instead, Barclays uses an investment model that focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria that analyzes extensive financial and economic data (such as market interest rates and inflation data), as well as risk correlation and expected return statistics. The Funds then allocate a portion of their assets to money market instruments and to securities contained in each index appropriate for each individual Fund. Where feasible, the Funds buy all the securities that comprise the index; otherwise the Funds buy a representative sample of the securities. The Funds seek to match the index's return as closely as possible. The Funds focus on the selection of indexes or asset classes and do not try to avoid individual under-performing securities investments nor do they try to pick individual investments that might outperform the index.
--------------

*S&P does not sponsor, endorse, sell or promote the LifePath Funds or their Master Portfolios, nor are they affiliated in any way with State Farm Investment Management Corp. or Barclays Global Fund Advisors.

This strategy stems from the belief that asset allocation decisions--for example, choosing between stocks and bonds--matter more to overall investment performance than individual security selection--which particular stock or bond you choose.

Risk Tolerance
Two general rules of investing have shaped the Funds' strategies:

 . Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment's potential return, the greater its potential loss. Historically, for example, stocks have outperformed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

 . The longer the investors' time horizons, the greater their risk tolerance; their investments have more time to recoup losses.

The LifePath Funds with longer time horizons take more risks. This assumption of greater risks is linked with these Funds' pursuit of greater returns. As each Fund approaches its time horizon, and its investors have less time to recover from market declines, the Fund systematically reduces the level of risk. This systematic shift toward more conservative investments is designed to help stabilize the value of your LifePath Fund as the time nears for you to begin drawing on it.

Barclays' investment model does not limit the analysis to long-term expectations. The Funds also take into account short-term market conditions. If conditions in a market have increased risk levels of an investment class or index to a point that its risk levels do not justify its expected returns, the Funds will not allocate as much of their assets to it as they otherwise might. Additionally, the Funds may reduce their allocation to an investment class or index, even when risks have not increased, because its expected return has fallen.

                                                      LIFEPATH BASICS continued


This usually happens because prices have risen to the point that the potential for further gains appears limited.

After a Fund Reaches Its Time Horizon

By the time a Fund reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital (the State Farm LifePath Retirement Fund has already entered this state). This does not mean that it invests exclusively in money market instruments. Rather, because Barclays believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the State Farm LifePath Retirement Fund continues to allocate a portion of its assets to stocks and bonds, in addition to money market instruments. On average, Barclays expects that about 35% of the State Farm LifePath Retirement Fund's assets will be invested in stocks, with the rest in bonds and money market instruments.

Principal Investment Strategies for Each LifePath Fund

 . State Farm LifePath Retirement Fund is designed to maintain the lowest risk levels of all the LifePath Funds. On average, Barclays expects that about 35% of this Fund's assets will be invested in stocks, with the rest in bonds and money market instruments. The State Farm LifePath Retirement Fund continues to allocate a portion of its assets to stocks and bonds in addition to money market instruments, because we believe that most investors are still willing to take some risks in pursuing returns even while drawing on their investments.

 . State Farm LifePath 2010 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2010. As of February 28, 2002, the State Farm LifePath 2010 Fund held about 59% of its assets in stocks, 40% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Fund will increasingly resemble the State Farm LifePath Retirement Fund.

 . State Farm LifePath 2020 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2020. As of February 28, 2002, the State Farm LifePath 2020 Fund held about 72% of its assets in stocks, 26% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

 . State Farm LifePath 2030 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2030. As of February 28, 2002, the State Farm LifePath 2030 Fund held about 83% of its assets in stocks, 16% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

 . State Farm LifePath 2040 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2040. As of February 28, 2002, the State Farm LifePath 2040 Fund held about 95% of its assets in stocks, 4% of its assets in bonds, and a small portion of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

LIFEPATH BASICS continued

PRINCIPAL RISK FACTORS


Each Fund has a different level of risk and the amount of risk is reflected in its name. The Funds with shorter time horizons (State Farm LifePath Retirement Fund and State Farm LifePath 2010 Fund, for instance) will tend to be less risky and have lower expected returns than the Funds with longer time horizons (State Farm LifePath 2030 Fund and State Farm LifePath 2040 Fund).

Each of the LifePath Funds presents each of the Risk Factors described below. Depending on the LifePath Fund's time horizon, it presents these Risk Factors to varying degrees. For example, to the extent a Fund emphasizes stocks, such as the State Farm LifePath 2040 Fund, it presents a higher degree of Stock Investment Risk. Conversely, to the extent a Fund emphasizes bonds, such as the State Farm LifePath Retirement Fund, it presents a higher degree of Bond Investment Risk. The value of your investment in a Fund is based on the value of the underlying stocks and value of the underlying bonds and other securities in which the Fund invests. As with any investments, your investment in the LifePath Funds could lose money or the Funds' performance could trail that of other alternative investments.

Stock Investment Risk
The LifePath Funds are subject to the risks of stock investing. These include both short-term and prolonged price declines. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. Because the Funds do not select individual companies within each index, the Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

Definitions:

Credit Risk is the risk that the borrower that issued a bond may not repay principal or interest when due.

Interest Rate Risk is the chance that bond prices will decline over short or even long periods due to rising interest rates.

Mortgage-backed securities represent interests in or instruments backed by a pool of loans secured by mortgages, and the resulting cash flow is used to pay principal and interest on the securities.

Bond Investment Risk
The bonds held by the Funds are subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines. Because the Funds do not select individual bonds within each index, the Funds may hold bonds that an investment adviser researching individual bond issuers might seek to avoid.

Credit Risk. Bonds also face credit risk. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. government bonds.

Interest Rate Risk. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates go up, bond prices tend to fall; when rates fall, prices tend to rise. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. Each Fund may also invest in mortgage-backed securities, which are also subject to prepayment risk and extension risk. The ability of an issuer of such a security to repay principal prior to a security's maturity or extend repayment longer than anticipated can cause duration changes and greater price volatility in response to interest rate changes.

Risks of Foreign Investment
The Funds invest in foreign securities, including emerging market investments, which are subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Foreign stock and bond prices can be more volatile as a result of these and other factors. Investing in foreign markets can also be more expensive due to currency exchange costs, foreign withholding and other taxes, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in foreign currencies.

                                                      LIFEPATH BASICS continued



Model Risk
Although the model used to manage the Funds' assets has been developed and refined over many years, neither the Funds nor Barclays can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the Funds or Barclays offer assurance that a recommended allocation will prove the ideal allocation in all circumstances for every investor with a particular time horizon.

LifePath Fund investments are not bank deposits or obligations of BGI, Barclays or the Manager. They are not guaranteed or endorsed by the Federal Deposit Insurance Corporation or any other government agency.

Differences Among Funds
The State Farm LifePath Retirement and the State Farm LifePath 2010 Funds are currently subject to the highest levels of Bond Investment Risk of all of the Funds. The State Farm LifePath 2020 Fund is currently subject to a significant level of Bond Investment Risk, but less than the State Farm LifePath Retirement and State Farm LifePath 2010 Funds. The State Farm LifePath 2030 and the State Farm LifePath 2040 Funds currently have the lowest levels of Bond Investment Risk, although they are not free of such risk altogether.

The State Farm LifePath 2040, LifePath 2030 and the LifePath 2020 Funds, in descending order, are subject to the highest levels of Stock Investment Risk and Foreign Investment Risk. The State Farm LifePath 2010 Fund also currently has a significant level of Stock Investment Risk and Foreign Investment Risk, but less than the State Farm LifePath 2040, LifePath 2030 and the LifePath 2020 Funds. The State Farm LifePath Retirement Fund currently has the lowest level of Stock Investment Risk and Foreign Investment Risk, although it is not free of such risks altogether.

All of the Funds are subject to Model Risk, to the additional risks described in the section of this prospectus titled, "LifePath Details--A Further Discussion of Risk," and to the additional risks described in the Funds' Statement of Additional Information (SAI).

LIFEPATH BASICS continued

WHO MAY WANT TO INVEST IN THE LIFEPATH FUNDS?


Which Fund to Consider?
In making your investment decision, you should keep in mind:

 . each Fund's investment strategy derives from the risk tolerance of average investors with a particular time horizon

 . the Fund's time horizon is based on the year in its name, except for the State Farm LifePath Retirement Fund that is designed for investors with short-term time horizons.

Based strictly on statistical considerations, you would want to invest in the LifePath Fund corresponding to the year when you expect to begin withdrawing your investment (2010, 2020, etc.). But statistical considerations alone may not govern your investment decision, and the five LifePath Funds allow for that, too. If you are willing to assume greater risk in exchange for the possibility of higher returns, you might direct some or all of your assets to a LifePath Fund with a longer time horizon. If you desire a more conservative investment, and are willing to forego some potential returns, you might direct some or all of your assets to a LifePath Fund with a shorter time horizon. The final choice is yours. You should consider and periodically re-assess your personal circumstances, including your other assets, investments, and sources of income, in making your investment decisions.

                                                      LIFEPATH BASICS continued

INVESTMENT RETURNS


Total Returns
After the Funds have been in operation for a full calendar year, the Funds will provide performance information to investors to assist them in understanding that the Funds' returns may vary and that there are possible risks associated with investing in the Funds. However, past performance will not necessarily indicate how the Funds will perform in the future. The Funds are newly organized, and all were modeled after another mutual fund managed by Barclays as shown below:

                   Fund                          Corresponding Fund
    ----------------------------------- ------------------------------------
    State Farm LifePath Retirement Fund LifePath Retirement Master Portfolio
    State Farm LifePath 2010 Fund       LifePath 2010 Master Portfolio
    State Farm LifePath 2020 Fund       LifePath 2020 Master Portfolio
    State Farm LifePath 2030 Fund       LifePath 2030 Master Portfolio
    State Farm LifePath 2040 Fund       LifePath 2040 Master Portfolio
    ------------------------------------------------------------------------

The investment policy of each LifePath Fund is substantially similar to its corresponding fund. In fact, each Fund intends to invest all of its assets in the corresponding Master Portfolio. Attached as Appendix A to this Prospectus is the investment performance for each corresponding fund. The data provided in Appendix A is provided to illustrate the past performance of Barclays in managing similar types of investment mandates.

LIFEPATH BASICS continued


EXPENSE INFORMATION

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Funds.

                       Shareholder Transaction Expenses
                   (fees paid directly from your investment)

                                                              Class A Class B
  ---------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases              3.00%    None
  Maximum deferred sales charge (load)                           None   3.00%
  Maximum sales charge (load) imposed on Reinvested dividends    None    None
  Redemption Fee                                                 None    None
  Exchange Fee                                                   None    None
  Maximum Account Fee/(1)/                                       None    None

--------------------------------------------------------------------------------
(1)If your Fund position has a value less than $500 on the last business day of October, the Manager will charge your account $10 multiplied by the number of your Fund positions with a value below $500.

                                                      LIFEPATH BASICS continued



 Estimated Fund Annual Fund Operating Expenses (as a percentage of average net assets)

                                             State Farm LifePath State Farm LifePath State Farm LifePath
                                             Retirement Fund        2010 Fund           2020 Fund
-------------------------------------------- ------------------- ------------------- -------------------
                                             Class A   Class B   Class A   Class B   Class A   Class B
-------------------------------------------- --------- --------- --------- --------- --------- ---------
Management fees                               0.70%     0.70%     0.70%     0.70%     0.70%     0.70%
Shareholder Servicing Fee                     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
12b-1 Distribution Fee                        0.25%     0.65%     0.25%     0.65%     0.25%     0.65%
Other expenses                                0.83%     0.83%     0.83%     0.83%     0.83%     0.83%
Total Annual Fund Operating Expenses/(1)(2)/  2.03%     2.43%     2.03%     2.43%     2.03%     2.43%

                                             State Farm LifePath State Farm LifePath
                                                2030 Fund           2040 Fund
-------------------------------------------- ------------------- ------------------- -------------------
                                             Class A   Class B   Class A   Class B
-------------------------------------------- --------- --------- --------- --------- -------------------
Management fees                               0.70%     0.70%     0.70%     0.70%
Shareholder Servicing Fee                     0.25%     0.25%     0.25%     0.25%
12b-1 Distribution Fee                        0.25%     0.65%     0.25%     0.65%
Other expenses                                0.83%     0.83%     0.83%     0.83%
Total Annual Fund Operating Expenses/(1)(2)/  2.03%     2.43%     2.03%     2.43%
--------------------------------------------------------------------------------------------------------

(1)The Manager has agreed to reimburse each Fund if, and to the extent, the Fund's total annual operating expenses exceed the following percentage of each Fund's average net assets:


                                                      Expense
              Fund                                Reimbursement Threshold
              ----------------------------------- -----------------------
                                                  Class A     Class B
              ----------------------------------- ----------- -----------
              State Farm LifePath Retirement Fund  1.30%       1.70%
              State Farm LifePath 2010 Fund......  1.30%       1.70%
              State Farm LifePath 2020 Fund......  1.30%       1.70%
              State Farm LifePath 2030 Fund......  1.30%       1.70%
              State Farm LifePath 2040 Fund......  1.30%       1.70%

  This reimbursement arrangement is voluntary and may be eliminated by the Manager at any time.
(2)The fees and expenses listed include the Fund's and the Master Portfolio's fees and expenses.

Expense Examples

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 for the time periods indicated, earn a 5% return each year, redeem your shares at the end of the period and that operating expenses remain constant at the level above for "Estimated Annual Fund Operating Expenses." Your actual returns and Fund costs may be higher or lower than those shown, but based on these assumptions, your expenses will be:

           Fund                              Class A       Class B
           ------------------------------ ------------- -------------
                                          1 Year 3 Year 1 Year 3 Year
           ------------------------------ ------ ------ ------ ------
           State Farm LifePath Retirement
             Fund........................  $500   $917   $543  $1,033
           State Farm LifePath 2010 Fund.  $500   $917   $543  $1,033
           State Farm LifePath 2020 Fund.  $500   $917   $543  $1,033
           State Farm LifePath 2030 Fund.  $500   $917   $543  $1,033
           State Farm LifePath 2040 Fund.  $500   $917   $543  $1,033

--------------------------------------------------------------------------------

Using the same assumptions as for the first table, but assuming that you did not redeem your shares at the end of each period, you would bear the following expenses for Class B shares:

               Fund                                1 Year 3 Year
               ----------------------------------- ------ ------
               State Farm LifePath Retirement Fund  $246   $758
               State Farm LifePath 2010 Fund......  $246   $758
               State Farm LifePath 2020 Fund......  $246   $758
               State Farm LifePath 2030 Fund......  $246   $758
               State Farm LifePath 2040 Fund......  $246   $758

--------------------------------------------------------------------------------

LIFEPATH BASICS continued

LIFEPATH DETAILS


The LifePath Investment Mission
With their comprehensive and methodical allocation strategies, the LifePath Funds can serve as the core of an investor's funds.

The Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The Funds (other than the State Farm LifePath Retirement Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund's name. For example, the State Farm LifePath 2010 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2010. Similarly, the State Farm LifePath 2040 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. The State Farm LifePath Retirement Fund is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.

The LifePath Investment Model
Barclays, a subsidiary of BGI, serves as the Master Portfolios' Investment Adviser. Barclays makes the day-to-day decisions on buying and selling securities for the Funds and BGI conducts the research leading to those decisions. As of December 31, 2002, BGI, including its affiliates, manages over $745 billion in assets and is the world's largest asset manager for institutions such as major endowments and corporate and government pension plans. BGI pioneered research in asset allocation, indexed investing and investment modeling.

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of Barclays' proprietary investment model. The model, developed in the early 1990s and continuously refined, combines:

 .  comprehensive data on the returns of the world's equity and bond markets

 .  the statistical risk of losses in each of these markets

 . information on how these risks correlate: whether, for example, the cyclical ups and downs in one market, such as bonds, tend to moderate or amplify the cyclical ups and downs in another, such as stocks of large U.S. companies

The model sets the Funds' strategic allocation targets. From an extensive database, it calculates the expected return over time for a range of asset allocations. Then the model selects the allocation, or investment mix, with the highest expected return for a statistically determined risk of loss.

A Fund's allocation may shift significantly in response to changing market conditions since the Funds' investment approach allows the Funds to adjust the strategic allocation according to short-term investment considerations.

Long-term strategic considerations generally account for about 75% of a LifePath Fund's asset allocation, and the short-term outlook accounts for about 25%.

How It Works: Spending Your "Risk Budget" Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its "risk budget." Each Fund's analysis of investor needs begins with a statistical determination of how much its investors, on average, can afford to lose. This tolerance for loss can be viewed as the Fund's risk budget. This risk budget reflects Barclays' statistical determination of risk, and may not be appropriate to you in measuring the specific degree of risk you are willing to accept.

Different investment allocations can have the same risk of loss but with different expected returns. Barclays seeks the Fund allocations that offer the highest expected return while keeping within a Fund's statistically determined risk of loss. In other words, the Funds seek the highest expected return in exchange for the various levels of risk most investors that share the Funds' time horizons are willing to take.

Remember, expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

Principal Investments:

The LifePath Funds invest in the following widely recognized asset classes:

 .  money market instruments

                                                      LIFEPATH BASICS continued



 .  bonds

 .  stocks, including:

   .  stocks of the largest U.S. companies

   .  stocks of all other publicly traded U.S. corporations

   .  stocks of issuers located outside the U.S.

Within stocks and bonds are sub-categories of securities:

 . U.S. stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

 . Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company's traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are value stocks.

 . Utilities-closely regulated power generating companies are generally mid-size, but their performance differs enough from other mid-cap stocks to warrant a distinct grouping.

 . Micro-cap stocks--the smallest 5% of publicly traded companies--also constitute their own grouping apart from the rest of the small-cap universe.

 . U.S. government bonds, bonds issued by corporations, mortgage-backed securities and foreign bonds form four separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term and intermediate-term.

Definitions:

Investment-grade bonds rank in the four highest categories, according to the statistical criteria established by rating services such as Moody's Investors Services and Standard & Poor's Corp. to determine a bond's credit-worthiness and a bond issuer's financial strength.

Maturity measures the number of years from the time a borrower issues a bond to the date when the borrower must fully repay the loan, interest included.

Model-Driven Decisions
The Funds' assets are allocated across investment classes and indexes according to a sophisticated mathematical model that Barclays developed in the early 1990s and is continually refined. Barclays' investment professionals conduct ongoing research to enhance the model and to ensure it is keeping pace with the world's constantly changing financial markets. Using this model, Barclays relies on a consistent and objective structure for making investment decisions.

Indexes
Conventional asset allocation strategies target only the three broadest asset classes--money market investments, bonds and stocks. Comprehensive asset allocation strategies distribute investments methodically among the full range of asset classes. The charts below list the indexes adopted or constructed to track the performance of each of the asset classes in which the LifePath Funds may invest.

LIFEPATH BASICS continued


                     Investment-Grade Bond Market Indexes

Sub-Category                           Maturity Range               Index Provider
---------------------------- ----------------------------------- ---------------------
Long-term government         10 years or more                    Lehman Brothers*

Intermediate-term government More than 1 year/less than 10 years Lehman Brothers

Long-term corporate          10 years or more                    Lehman Brothers

Intermediate-term corporate  More than 1 year/less than 10 years Lehman Brothers

Mortgage-backed**            More than 1 year                    Lehman Brothers

Non-US world government      One year or more                    Salomon Smith Barney*

* Lehman Brothers, Inc. and Salomon Smith Barney do not sponsor, endorse, sell or promote the LifePath Funds or their Master Portfolios, nor are they affiliated in any way with the Manager, BGI or Barclays.
**All fixed-coupon mortgage pass-throughs issued or guaranteed by the Federal
  National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation.

                             Stock Market Indexes

Capitalization Growth/Value                           Stock Market                         Index Provider
-------------- -------------------------------------- ------------------------------------ -------------------------------------
 Large         Value                                  United States                        S&P/BARRA*

 Large         Growth                                 United States                        S&P/BARRA

 Large         Both                                   Major world markets, excluding Japan Morgan Stanley Capital International*

 Large         Both                                   United States                        Frank Russell*

 Large         Both                                   Japan                                Morgan Stanley Capital International

 Medium        Value                                  United States                        BGI

 Medium        Growth                                 United States                        BGI

 Medium        Electrical power and utility companies United States                        BGI

 Small         Growth                                 United States                        Frank Russell

 Small         Value                                  United States                        Frank Russell

 Small         Value                                  United States                        BGI

 Small         Growth                                 United States                        BGI

 Smallest 5%   Both                                   United States                        BGI

*S&P,BARRA, Morgan Stanley Capital International and Frank Russell do not sponsor, endorse, sell or promote the LifePath Funds or their Master Funds, nor are they affiliated in any way with the Manager, BGI or Barclays.

The LifePath Funds may not invest in the constituent securities or asset categories of every available index. In fact, until a LifePath Fund's Master Portfolio has reached a net asset level of $100 million to $150 million, it is unlikely to invest in all the asset classes. More importantly, every asset category may not be appropriate for every Fund. Some may be too volatile for the LifePath Funds with relatively short time horizons. Others may not offer enough expected return for the LifePath Funds with relatively distant time horizons.

Optimizing the Funds' Investments
In the case of some asset categories, most notably U.S. large-capitalization growth and value stocks, the LifePath Funds can own every stock listed in the index. Many of the other indexes consist of thousands of securities. As a practical matter, the Funds do not hold them all. Instead, the Funds hold a representative sample of the securities in the index, which are selected by Barclays utilizing quantitative analytical models in a technique known as "fund sampling." Under this tech-

                                                      LIFEPATH BASICS continued


nique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the Fund's predicted tracking error against the index.

Definitions:

Depositary Receipts are receipts for shares of foreign stocks held on deposit in U.S. banks or banks of major European countries. The receipts trade on the U.S. or local European stock markets as would normal stocks, entitling their owners to the dividends and capital gains earned by the real shares stored in bank vaults.

Index futures contracts are standardized agreements between two parties that commit one party to sell and the other to buy a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date--the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher.

Exchange Traded Funds commonly known as ETFs, are investment companies that trade on an exchange like shares of common stock. Most ETFs are based on an index and attempt to reproduce the return of the index by buying some or all of the securities included in the index. In the future, some ETFs may be based on strategies that do not involve reproducing the return of an index.

Repurchase agreements obligate a person selling U.S. government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

More on Optimization
The Funds employ a technique known as optimization. The Funds select a group of securities whose diversity, fundamental characteristics and typical risks and returns will closely match the index as a whole. Including a particular security in one of the State Farm LifePath Funds in no way implies an opinion as to its attractiveness as an investment on its own.

For reasons related to optimization, the Funds also may invest in securities not included in any of the indexes. They may, for instance, invest in American and Global Depositary Receipts to gain exposure to foreign stock markets. They may also invest in index futures contracts or exchange traded funds. These tactics can permit the Funds to avoid some of the costs associated with direct investing. Investing in index future contracts also allows the Funds to more closely match the returns of a fully invested Fund while keeping enough liquidity to meet the Funds' anticipated cash needs.

The Funds' Money Market Investments
The Funds' money market investments consist of high-quality short-term debt obligations selected for their credit quality and ability to maintain value. They all must have remaining maturities of 397 days (about 13 months) or less. The Funds will hold money market instruments that have an average-weighted maturity of 90 days or less. They include:

 .  U.S. government debt securities

 .  foreign and domestic bank obligations

 .  corporate borrowings

 .  repurchase agreements

A Further Discussion of Risk
Besides the general risks described above, the LifePath Funds are subject to additional specific risks, including risks associated with investments in derivatives.

Derivatives
A derivative is a financial contract whose value, or return, depends on, or is derived from, the value of an underlying asset such as a security or index. Index futures contracts are considered derivatives because they derive their value from the prices of the indexes. The floating rate or variable rate bonds and mortgage-backed securities that the Funds may purchase are also considered derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in market interest rates or to sudden fluctuations in market prices.

For a further discussion of LifePath Fund risks, please refer to the Funds' SAI.

MANAGING THE INVESTMENTS OF THE FUNDS


Investment Adviser
The Manager serves as the investment adviser to each Fund. Subject to the supervision of the Board of the Trust, the Manager is responsible for overseeing the day to day operations and business affairs of the Funds, including monitoring the performance of each Master Portfolio. The Manager's principal office is located at Three State Farm Plaza, Bloomington, Illinois 61791-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company. The Manager is the investment advisor, transfer agent and dividend disbursing agent for the Funds and for other mutual funds in the State Farm family of mutual funds. As of December 31, 2002, the Manager was responsible for the management of in excess of $5.1 billion in assets.

The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses.

Investment Management of the Funds
Each Fund invests all of its assets in a Master Portfolio, each of which has substantially similar investment objectives, strategies and risks to the corresponding Fund. Barclays is the investment adviser to the Master Portfolios. Barclays and its predecessors have been managing index mutual funds since 1973. Barclays is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of December 31, 2002, Barclays and its affiliates provided investment advisory services for over $745 billion of assets. For more information regarding Barclays, please read the section entitled "Investment Advisory Agreements - Between Barclays and the Master Portfolios" in the Trust's SAI

Compensating the Manager for its Services
Each Fund pays the Manager an investment advisory and management services fee based upon that Fund's average daily net assets. The fee is accrued daily and paid to the Manager quarterly at the following annual rates:

                                                                Rate of
                 Fund                                         Advisory Fee
----------------------------------                  ---------------------------------
           State Farm LifePath
             Retirement Fund                        0.70% of average daily net assets
           State Farm LifePath
             2010 Fund                              0.70% of average daily net assets
           State Farm LifePath
             2020 Fund                              0.70% of average daily net assets
           State Farm LifePath
             2030 Fund                              0.70% of average daily net assets
           State Farm LifePath
             2040 Fund                              0.70% of average daily net assets

The Investment Advisory and Management Services Fee for the Funds include the management fees of their corresponding Master Portfolio.

                                          MANAGING THE INVESTMENTS OF THE FUNDS



Compensation in the Master/Feeder Mutual Fund Structure

The Funds are feeder funds that invest all of their assets in corresponding Master Portfolios with substantially similar investment objectives, strategies and risks. Barclays provides investment guidance and policy direction for each Master Portfolio. For its services to the Master Portfolios, Barclays receives annual fees from interestholders in the Master Portfolios based on the following annual rates:

               Fund                               Annual Management Fee
----------------------------------          ----------------------------------
           LifePath Retirement
             Master Portfolio                             0.35%
           LifePath 2010 Master
             Portfolio                                    0.35%
           LifePath 2020 Master
             Portfolio                                    0.35%
           LifePath 2030 Master
             Portfolio                                    0.35%
           LifePath 2040 Master
             Portfolio                                    0.35%

Unlike many traditional actively managed investment funds, there is no single portfolio manager who makes investment decisions for the Master Portfolios. Instead, a team of investment professionals at Barclays makes investment decisions for the Master Portfolios based upon the model and based upon the short-term outlook for asset classes suggested by the model.

Feeder Fund Expenses. Each Fund bears its corresponding Master Portfolio's expenses in proportion to the amount of assets it invests in the corresponding Master Portfolio. Each Fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights. Under the master/feeder structure, the Board of the Trust retains the right to withdraw the assets of a Fund from a Master Portfolio if it believes doing so is in the best interests of the Fund and its shareholders. If the Board withdraws assets of any Fund, it would then consider whether that Fund should invest in another master portfolio or take other action.

SHAREHOLDER INFORMATION

For purposes of the information included in the remainder of this prospectus, the use of the term Fund refers not only to the Class A and Class B shares of the Funds offered in this prospectus but also to the Class A and Class B shares of the other ten funds offered by the Trust.

You may buy shares of any of the Funds by contacting your State Farm VP Management Corp. Registered Representative, by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. Securities Products Representative at 1-800-447-4930 from 7:00 a.m. through 7:00 p.m. (Central Time) Monday through Friday (except holidays), Saturday 8:00 a.m. through 12:00 p.m. (noon Central Time), or via the Internet. An interactive voice response (IVR) system provides access to most information and many transactions, 24 hours per day.

We will employ reasonable procedures to confirm that telephone and internet instructions are genuine. These procedures include recording telephone calls, requiring the use of a personal identification number for internet transactions, and sending you transaction confirmation statements. If the Manager and the Funds fail to comply with such procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. However, the Funds, the Manager and their respective officers, directors, employees and agents will not be liable for acting upon instructions given, when reasonably believed to be genuine.

During periods of volatile economic and market conditions, you may have difficulty initiating a transaction by telephone or by the internet, in which case you should consider sending in your request by letter or through your State Farm VP Management Corp. Registered Representative.

Telephone Transaction Privileges are automatically established for you unless you decline these privileges on the Application. If you currently do not have the Telephone Transaction Privileges but would like to sign up for these privileges, you may complete an Investor Account Services Form. Your signature on the Investor Account Services Form must be guaranteed (see "Signature Guarantee").

Although the Application or the Investor Account Services Form authorize the Funds and the Manager to record all telephone instructions, the Funds may not honor telephone instructions unless permission to record is confirmed by the caller. Each Fund reserves the right at any time to suspend, limit, modify or terminate Telephone Transaction Privileges, but will not do so without giving you at least 30 days' prior written notice.

                     What Type of Account Would You Like?


Individual or Joint Ownership. These are intended for your general investment needs. A single person owns an individual account. Joint tenant accounts can have two or more owners, and provide for rights of survivorship. Both types of accounts are registered under one tax identification number.

Gift or Transfer to a Minor (UGMA, UTMA). These custodial accounts let you give money to a minor for any purpose. This gift is irrevocable, and the minor can gain control of the account once he/she reaches the age of majority, or, in the case of UTMA, age 21. Your application should include the minor's social security number.

Business, Trust or Organization. This account is for a corporation, trust, association, partnership or similar institution. Along with your application, please enclose a certified corporate resolution or other appropriate documentation that indicates which officers, trustees or persons are authorized to act for the legal entity.

Tax-Qualified Accounts. A tax-qualified account enables you to defer taxes on investment income and capital appreciation. Your contributions may be tax-deductible. Tax-qualified accounts require a special application. Please contact your State Farm VP Management Corp. Registered Representative or call us at 1-800-447-4930.

 . Traditional IRAs allow most individuals under 70 1/2 years of age with taxable compensation to contribute up to $3,000 per year ($6,000 for most married couples) for tax years 2003 through 2004. If your spouse has less than $3,000 in taxable compensation, he or she may still contribute up to $3,000 to an IRA, as long as you and your spouse's combined taxable compensation is at least $6,000. Individuals who are age 50 or older by the end of the calendar year are permitted to make an additional $500 "catch-up" contribution for tax years 2003 through 2005. Your contribution may be deductible for federal income tax purposes based on your income, filing status, and participation in an employer-maintained qualified plan. The amount you can contribute to a Traditional IRA in any year is reduced by the amount you contribute to a Roth IRA, and vice versa.

                                                        SHAREHOLDER INFORMATION


 . Roth IRAs allow single taxpayers with adjusted gross income up to $95,000 per year, and married couples with adjusted gross income up to $150,000 per year, to contribute up to $3,000 per person per year. Contributions to Roth IRAs are not deductible for federal income tax purposes and earnings are not subject to federal income taxes upon withdrawal if the Roth IRA has been held at least five years and you: (1) have attained age 59 1/2, (2) have become disabled, (3) have died, or (4) use the proceeds (up to $10,000) to purchase a first home. The amount you can contribute to a Roth IRA in any year is reduced by the amount you contribute to a Traditional IRA, and vice versa. Individuals who are age 50 or older by the end of the calendar year are permitted to make an additional $500 "catch-up" contribution for tax years 2003 through 2005.

 . Simplified Employee Pension Plan (SEP Plan)--A SEP Plan allows an employer to make tax-deductible contributions for the benefit of employees. For 2003, employer-funded contribution amounts can be up to the lesser of 25% of the first $200,000 of compensation for eligible employees or $40,000 and there are no limits on the number of employees eligible to participate in a SEP Plan. Self-employed persons are treated both as employees and employers for contribution purposes. Participating employees may also make annual Traditional IRA contributions to their SEP IRA. Refer to the Traditional IRA section above for the Traditional IRA contribution limits.

 . Savings Incentive Match Plan for Employees (SIMPLE Plan)--SIMPLE Plans are available for employers with 100 or fewer employees. This plan allows eligible employees to contribute up to the lesser of $8,000 or 100% of compensation to the plan via a salary reduction agreement. Eligible employees who are age 50 or older by the end of 2003 may be permitted to make an additional $1,000 "catch-up" contribution. Employers must either match their employees' contributions (up to 3% of compensation) or make a non-elective contribution of 2% of compensation to all eligible employees. Self-employed persons are treated both as employees and employers for contribution purposes.

 . Prototype Safe Harbor 401(k) Plan --A 401(k) plan is a retirement plan that allows eligible employees to contribute up to the lesser of $12,000 or 100% of compensation to the plan via a salary reduction agreement. Eligible employees who are age 50 or older by the end of 2003 may be permitted to make an additional $2,000 "catch-up" contribution. Employers must either match their employees' contributions (up to 4% of compensation) or make a non-elective contribution of 3% of compensation to all eligible employees. In addition, the employer may make a profit sharing contribution to all eligible employees. Self-employed persons are treated both as employees and employers for contribution purposes, and there are no limits on the number of employees eligible to participate in a Prototype Safe Harbor 401(k) Plan. State Farm's Prototype Safe Harbor 401(k) plan is called "Safe Harbor" because its provisions eliminate the requirement for extensive non-discrimination testing.

 . Other retirement plans --You may also use a Fund for funding other corporate or self-employed retirement plans. The plan trustee must establish the appropriate account; the Trust does not offer prototypes of these plans. The trust or plan must be established before you can open an account. Please include the date that the trust or plan was established on the application.

 . Coverdell Education Savings Accounts allow individuals, subject to certain income limitations, to contribute up to $2,000 annually for a child under the age of 18. Although contributions to a Coverdell Education Savings Account are not deductible for federal income tax purposes, the proceeds are generally not taxable, provided withdrawals are used to pay for qualified education expenses. Single taxpayers with adjusted gross income up to $110,000 per year, and married couples with adjusted gross income up to $220,000 are allowed to contribute $2,000 annually for a child under the age of 18 to a Coverdell Education Savings Account.

 . Archer Medical Savings Accounts. Archer Medical Savings Accounts ("Archer MSAs") are primarily used to save for qualified medical expenses. If you (or your spouse) are self-employed or work for a small employer

    (generally 50 or less employees) and are covered by an individual or family high deductible health plan ("HDHP"), you may be able to contribute up to 65% or 75% respectively of your HDHP deductible to cover qualified medical expenses as defined by the IRS. Contributions and earnings (if any) grow tax-free and may remain in your Archer MSA from year to year until the funds are withdrawn. Contributions are generally tax-deductible even if you do not itemize on your IRS Form 1040. Withdrawals are not taxable if the funds are used for qualified medical expenses as defined by the IRS. After age 65, withdraws may be used for non-qualified medical expenses, however, these withdrawals will be taxed as ordinary income.

 . Tax Sheltered Accounts--Beginning July 1, 2003, Tax Sheltered Accounts ("TSA's") under section 403(b)(7) of the Internal Revenue Code will be available. TSAs are custodial accounts which permit certain employees of public educational institutions and certain tax-exempt organizations to exclude a portion of their income from current federal taxation to build a retirement fund. The annual salary reduction contribution to a TSA may not exceed the lesser of 100% of compensation or $12,000 for 2003 (this limit increases $1,000 annually until 2006). In addition, a participating employee age 50 or older is permitted to make an additional $2,000 "catch-up" contribution (this amount also increases $1,000 annually until 2006).

The above is just a summary of the types of retirement and other tax-qualified accounts available. Your State Farm VP Management Corp. Registered Representative Agent can provide further details about these types of accounts, or you can call us at 1-800-447-4930 to receive an application for a retirement or a tax-qualified account. For more information about the tax advantages and consequences of investing in any of these plans and any state law limitations applicable to these plans, please consult your tax adviser.

                              Minimum Investments


Your initial and subsequent investment in each of the Funds has to meet these minimum requirements.

                                                Investment Minimums
 ------------------------------------ ----------------------------------------

 Type of Account                      Initial Investment Subsequent Investment
 ------------------------------------ ------------------ ---------------------
 Regular Accounts                            $250                 $50
 Individual Retirement Accounts              $250                 $50
 Other Tax Qualified Retirement Plans        $250                 $50
 Automatic Investment Plans                  $50                  $50

The Funds may change the minimum investment amounts.


                         Flexible Sales Charge Options


This prospectus offers its shares in two classes to allow you to choose the method of purchasing shares that is most beneficial to you in light of such factors as the amount of your investment, your holdings of Fund shares, how long you expect to hold your investment and other such circumstances.

Class A shares are available for investors choosing an initial sales charge and Class B shares are for investors who prefer a deferred sales charge. Shares of each class represent interests in the same Fund, have the same rights and, except for the differences in sales charges and distribution charges, are identical in all respects. The two classes have different exchange privileges, as described below.

The net income attributable to Class A or Class B shares and the dividends payable on shares of each class will be reduced by the amount of the shareholder servicing and distribution fees attributable to those shares and incremental expenses associated with the class. Shareholders of each class of a Fund have exclusive voting rights on the distribution (12b-1) plan as it applies to that class. Sales personnel will receive equal compensation for selling Class A and Class B shares.

Owners of State Farm fixed or variable deferred annuities held as funding vehicles for tax-qualified plans can exchange part or all of their annuities for Fund shares through the State Farm Annuity Exchange Offer (the "State Farm Annuity Exchange Offer"). The State Farm annuities that qualify for the State Farm Annuity Exchange Offer include the State Farm Deferred Life Annuity, State Farm Flexible Premium Annuity, State Farm Single Premium Deferred Annuity or the

                                                        SHAREHOLDER INFORMATION


State Farm Variable Deferred Annuity. The State Farm Annuity Exchange Offer only provides for a waiver of annuity surrender charges when proceeds from the annuity are being transferred to a tax-qualified Fund account. The State Farm Annuity Exchange Offer does not include the State Farm Single Premium Immediate Life Annuity or the State Farm Single Premium Immediate Joint and Last Survivor Annuity.

The State Farm Annuity Exchange Offer will terminate effective July 15, 2003. After that date, State Farm will not waive surrender charges when proceeds from an annuity are being transferred to a tax-qualified Fund account.

Class A Shares

Initial Sales Charge

Initial Sales Charge. You can buy shares of each of the Funds at the offering price, which is the net asset value per share plus a sales load (commission). You may qualify for a reduced sales charge, or the sales charge may be waived, as described below under "When Will the Initial Sales Charge be Reduced or Waived?" The sales charge on shares of these Funds is:

                                   Sales Charge as a Percentage of
            -------------------- -----------------------------------

            Amount of Purchase   Offering Price Net Amount Invested*
            -------------------- -------------- --------------------
            Less than $50,000        3.00%              3.09%
            $50,000 to $99,999        2.5%              2.56%
            $100,000 to $199,999      2.0%              2.04%
            $200,000 to $299,999      1.5%              1.52%
            $300,000 to $399,999     1.00%              1.01%
            $400,000 to $499,999      0.5%             0.503%
            $500,000 or more          0%**                 0%

* The percentages for "Net Amount Invested" are rounded to the nearest one-hundredth or one-thousandth of one-percent. Your net amount invested may be slightly different than indicated by these percentages due to rounding.
**No sales charge is imposed at the time of purchase on amounts of $500,000 or more. However, for investment of $500,000 or more in Class A shares of any Fund, a contingent deferred sales charge will be charged if shares are redeemed within 12 months following their purchase at the rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. The contingent deferred sales charge may be waived in certain circumstances. See "When will the Contingent Deferred Sales Charge be Waived?" on p. 22.
When will the Initial Sales Charge be Reduced or Waived?

There are several ways to reduce the initial sales charge:

 .  Combined Purchases

 .  Rights of Accumulation

 .  Special Waivers for Certain Categories of Investors

 .  Letter of Intent

 .  Shares Purchased Through the State Farm Annuity Exchange Offer

Your State Farm VP Management Corp. Registered Representative or an Investor Services Representative can explain these programs to you and help you determine if you qualify for a sales charge waiver. The sales charge waiver programs may be changed or discontinued at any time.

Combined Purchases. Purchases made at the same time for any of the Funds in related accounts may be aggregated for the purpose of receiving a discounted sales charge. Investments in related accounts in both Class A and Class B shares (in certain circumstances) which may be aggregated to qualify for a reduced sales charge include purchases made for you, your spouse and children under the age of 21, as well as those made in a tax-qualified account such as a personal IRA for those individuals or by a company solely controlled by those individuals or in a trust established exclusively for the benefit of those individuals. Purchases made by or for the benefit of each participant within an employer-sponsored plan will be combined with all other purchases in that plan for the purpose of receiving a discounted sales charge. Purchases by participants in these plans will not be combined with other individual accounts those participants may have outside the plan. A participant account relating to an employer-sponsored

SEP IRA or SIMPLE IRA plan not marketed and sold by State Farm will be combined with other individual accounts that participants may hold for the purposes of receiving a discounted sales charge. Purchases made for a customer in nominee or street name accounts (accounts which hold the customer's shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as noted above. You must tell us or your State Farm VP Management Corp. Registered Representative at the time your orders are placed that there are multiple orders which qualify for a reduced sales charge.

Rights of Accumulation. Purchases may also qualify for a reduced sales charge based on the current total net asset value of your account and any related accounts in any of the Funds. For employer-sponsored plans, the total net asset value of all participant accounts within the plan will determine qualification for reduced sales charges. You must tell us or your State Farm VP Management Corp. Registered Representative at the time your order is placed that it qualifies for a reduced sales charge based on related holdings in existing Fund accounts.

Letter of Intent. You may qualify for a reduced sales charge if you enter into a non-binding Letter of Intent, telling us that you intend to buy, within 13 months, shares that, if purchased all at once, would qualify. Fund shares purchased in the 90 day period prior to entering into the Letter of Intent may be combined with new purchases in related accounts as shown above to reach the investment commitment of the Letter of Intent. You must tell us or your State Farm VP Management Corp. Registered Representative if you want purchases made in related accounts to count toward your investment commitment or if you want purchases you made during the previous 90 days to receive the reduced sales charge. Up to 5% of the stated amount of the Letter of Intent will be held in escrow to cover additional sales charges which may be due if investments over the 13-month period are not sufficient to qualify for the sales charge reduction. If you do not achieve the intended investment within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which will be deducted from your account. Letters of Intent do not apply to employer sponsored plan accounts.

Special Waivers. You may purchase Class A shares without an initial sales charge if:

 . You are a current or retired agent or employee of the State Farm Insurance Companies or a Family Member of such a person.

"Family Member" is defined as:

 .  Spouse

 .  Lineal ascendants:

   .  parents

   .  grandparents

   .  step-parents

   .  step-grandparents

   .  great-grandparents

   .  step-great grandparents

 .  Lineal descendants:

   .  children

   .  grandchildren

   .  great grandchildren

   .  step children

   .  court appointed foster children

   .  legally adopted children

   .  step-grandchildren

   .  step-great grandchildren

 . You are a State Farm VP Management Corp. Registered Representative who works for an insurance agent of the State Farm Insurance Companies, or a family member of such a person (as defined above).

 . You are purchasing shares by reinvesting the proceeds of the redemption of shares of one or more of the Funds. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds, and that the shares were at one time subject to an initial sales charge or contingent deferred sales charge.

 .  You are reinvesting dividends or other distributions from a Fund.

                                                        SHAREHOLDER INFORMATION



 .  You are a participant in a retirement plan reinvesting loan repayments.

 . You are acquiring Fund shares issued in connection with the acquisition by a Fund of another investment company.

 . You are purchasing Fund shares as a result of participating in the State Farm Annuity Exchange Offer (which relates to exchanging interests in State Farm annuities for Fund shares), and the surrender charge period for your State Farm annuity has expired at the time of the exchange. The State Farm Annuity Exchange Offer will terminate effective July 15, 2003. After that date, there will be no waiver of the initial sales charge in connection with the State Farm Annuity Exchange Offer.

 . You are participating in the State Farm Annuity Exchange Offer by exchanging a State Farm fixed deferred annuity or State Farm Variable Deferred Annuity that is 96 months and 1 day old or greater, which annuity is still subject to a surrender charge. The State Farm Annuity Exchange Offer will terminate effective July 15, 2003. After that date, there will be no waiver of the initial sales charge in connection with the Stat Farm Annuity Exchange Offer.

 . You are a current agent of the State Farm Insurance Companies purchasing shares for your employer-sponsored retirement plan. Participating employees of a State Farm Agent's employer-sponsored retirement plan may also purchase shares without an initial sales charge within that plan. No special waiver purchase shall be allowed for employer-sponsored retirement plans not sponsored by a current agent of the State Farm Insurance Companies.

Class A shares may also be purchased without an initial sales charge if you purchase $500,000 or more of the Funds' shares. However, redemption of such shares within 12 months of purchase are subject to a contingent deferred sales charge of 0.5% of the lesser of the value of the shares redeemed or the total cost of the shares.

If you qualify to purchase shares without an initial sales charge due to a special waiver, you must complete the "Special Waivers" section in the "Flexible Sales Charge Option" section of the application.

Distribution and Service Fees

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), which provides that the Funds will pay a distribution fee. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For all Funds, Class A shares are subject to a distribution fee of up to 0.25% per year of the average daily net assets of Class A shares. The distribution fee is payable to State Farm VP Management Corp. to reimburse it for services and expenses incurred in connection with the distribution of Fund shares, including unreimbursed expenses incurred in years prior to the year of payment. These expenses include payments to State Farm VP Management Corp. Registered Representatives, expenses of printing and distributing prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature. In addition, Class A shares of each Fund pay a shareholder servicing fee of up to 0.25% per year of the average daily net assets of that Class to the Manager, which may be paid to provide ongoing account services to shareholders. Shareholder services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders. The Manager and State Farm VP Management Corp. may profit from the shareholder servicing and 12b-1 fees.

Class B Shares

Contingent Deferred Sales Charge

Unlike an initial sales charge, which is paid when you purchase shares, a contingent deferred sales charge is only paid if you sell your shares during a certain period of time. Class B shares are offered at net asset value without an initial sales charge, but subject to a contingent deferred sales charge as set forth in the table below. The schedule shows the contingent deferred sales charges applicable for the first through sixth years of redemption after purchase. The schedule applicable to a specific purchase is determined at the time the purchase is made. The contingent deferred sales charge is imposed on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

Contingent Deferred Sales Charge Applicable in the Year of Redemption After Purchase*
-------------------------------------------------------------------------------------

        First     Second     Third     Fourth     Fifth     Sixth     Seventh
-----------------------------------------------------------------------------------------
        3.00%      2.75%     2.75%      2.50%     2.00%     1.00%      0.00%

*No contingent deferred sales charge is paid on an exchange of shares, nor is one paid on the sale of shares received as a reinvestment of dividends or capital gains distribution. Class B shares will convert to Class A shares after eight years, thus reducing future expenses associated with owning those shares. Shares received as a reinvestment of dividends or capital gains distributions will be converted to Class A shares in the same proportion as purchased shares are converted.

Purchases of $100,000 or more generally will not be accepted in Class B shares. Class A shares will be issued in these cases. If the surrender fee charged to an annuity contract owner in connection with the State Farm Annuity Exchange Offer would be less than the initial sales charge on Class A shares at the time of the proposed exchange, the annuity contract owner is required to purchase Class B shares of the Fund.

In determining whether a contingent deferred sales charge is applicable to a redemption of Class B shares, the calculation will be made in a manner that results in the lowest possible charge. It will be assumed that the redemption is made first from shares acquired through the reinvestment of dividends and distributions; then from shares held beyond the applicable contingent deferred sales charge period; and finally, from shares subject to the lowest contingent deferred sales charge. For Class B shares purchased in connection with the State Farm Annuity Exchange Offer, the contingent deferred sales charge is calculated from the date of the original purchase of the annuity contract.

Automatic Conversion of Class B Shares

Class B shares are automatically converted to Class A shares two years after the expiration of any contingent deferred sales charge. This conversion feature relieves Class B shareholders of the higher asset-based sales charge that otherwise applies to Class B shares under the Class B distribution plan described below. The conversion is based on the relative net asset value of the two Classes, and no charge is imposed in connection with the conversion.

When Will the Contingent Deferred Sales Charge Schedule be Waived?

A contingent deferred sales charge will not be assessed on Class A shares (for purchases of $500,000 or more) or Class B shares for:

 . exchanges of Class A or Class B shares of one Fund for the same Class of shares of another Fund;

 . redemptions from tax-deferred retirement plans and Individual Retirement Accounts for required minimum distributions due to attainment of age 70/1//\\2\\ and return of excess contributions;

 . redemptions from tax-deferred retirement plans for involuntary withdrawals due to termination of employment, participant loans and hardship withdrawals;
 . redemptions as a result of death of the registered shareholder or in the case of joint accounts, of all registered shareholders;

 . redemptions as a result of the disability of the registered shareholder (as determined in writing by the Social Security Administration) which occurs after the account was established;

 .  redemptions for failure to meet minimum account balances; and

 .  conversions and recharacterizations between types of IRAs.

Distribution and Shareholder Servicing Fees

For all Funds, Class B shares are charged fees at an annual rate of 0.90% of the average daily net assets to compensate State Farm VP Management Corp. and the Manager for certain distribution and shareholder servicing expenses. These fees consist of a fee at an annual rate of 0.65% for distribution expenses pursuant to a plan adopted under Rule 12b-1 under the 1940 Act, and a fee for the Manager at an annual rate of 0.25% of average daily net assets for shareholder servicing expenses.


                          Calculating Net Asset Value


The offering price of the shares of each Fund is its Net Asset Value (NAV), plus an initial sales charge on the Class A shares. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund's liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated

                                                        SHAREHOLDER INFORMATION


for each class of each Fund. We calculate the NAV of the Funds based on the NAVs of each corresponding Master Portfolio. Each are calculated on the same day.

Investments in a Master Portfolio are valued based on an interestholder's proportionate ownership interest in the Master Portfolio's aggregate net assets as next determined after an order is received in proper form. The aggregate NAV of each Master Portfolio (i.e., the value of it's assets less liabilities) is determined as of 4:00 p.m. (Eastern time) on each day the New York Stock Exchange is open for business. The Master Portfolio's investments are valued each business day, typically by using available market quotations or at fair value determined in good faith by the Master Fund's Board of Trustees.


                               How To Buy Shares


General

You must indicate at the time of investment whether you are purchasing Class A shares or Class B shares. If you do not indicate Class A or Class B shares, we will assume you want to purchase Class A shares. You also are required by federal regulations to certify your Taxpayer Identification or Social Security Number when opening your account. Failure to provide an identification number could subject you to 30% back-up withholding on any distributions, redemptions or disbursements from your account.

Purchase orders are effected at the net asset value per share next determined after receipt of the order in proper form by State Farm VP Management Corp. or its Registered Representatives, plus the applicable sales charge for Class A shares. Receipt of an order in proper form means that State Farm VP Management Corp. or its Registered Representatives have received complete purchase instructions and payment for shares.

If State Farm VP Management Corp. or its Registered Representatives determine that the purchase instructions for your order are incomplete, State Farm VP Management Corp. or its Registered Representative will contact you to obtain the missing information and/or the missing documents necessary to make your purchase instructions complete. Your purchase order will not be processed until after the purchase instructions have been made complete and payment for the shares has been received.

All checks should be made payable to State Farm Mutual Funds. Third-party checks will not be accepted. All payments must be in U.S. dollars and must be drawn only on U.S banks. The Funds reserve the right to reject any purchase order.

Anti-Money Laundering Compliance. The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Opening and Adding to an Account

Through your State Farm VP Management Corp. Registered Representative. Contact your Registered Representative directly for instructions.

By Writing to the Manager. To open a new account in writing, complete and sign the Application and mail it to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548, together with a check made payable to "State Farm Mutual Funds" or a properly completed ACH authorization to debit your account for the minimum initial investment. Send Express Overnight mail to: State Farm Mutual Funds, 330 W. 9th Street, Kansas City, Missouri 64105. You may obtain an Application by calling the State Farm VP Management Corp. call center at 1-800-447-4930. You may make subsequent investments at any time by mailing a check to the Manager, payable to State Farm Mutual Funds, along with the detachable investment slip accompanying your confirmation or account statement. You may also send a letter of instruction indicating your account registration, account number and the Fund name.

By Telephone. With the Telephone Investment Privilege, you can purchase additional Fund shares by having the Fund make an electronic withdrawal from your pre-designated bank account. To make a telephone investment, call 1-800-447-4930.

By the Internet. Visit our web site at www.statefarm.com(R), and click on the "Mutual Funds" link. If you would like to open an account, print and complete the Application and mail it along with your personal check or an ACH authorization to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548. If you would like to add to your account that has already been established, follow the instructions presented on the screen.

By Automatic Investing. The automatic investment plan allows you to make periodic investments in a Fund through automatic transfers from your bank account. To sign up, complete the appropriate section of the Application or get an Investor Account Services Form by calling 1-800-447-4930. You can make periodic investments of $50 or more by authorizing a Fund to withdraw funds from your bank or credit union account. There is no charge to participate in the automatic investment plan. You can stop the withdrawals at any time by notifying your State Farm VP Management Corp. Registered Representative, by writing the Manager, or by contacting an Investor Services Representative at 1-800-447-4930.

General Policies On Buying Shares

 . Your purchase order must be received by 4:00 p.m., Eastern Time to get that day's NAV. It is the responsibility of your State Farm VP Management Corp. Registered Representative to promptly submit purchase orders to the Funds.

 . All purchases are subject to the sales charge, unless they qualify for a sales charge reduction or waiver programs.

 . All checks must be payable in U.S. dollars, drawn on a U.S. bank and made payable to "State Farm Mutual Funds." Third-party checks will not be accepted.

 . Unless you instruct otherwise, all of your income dividends and capital gain distributions will be reinvested in your account. In the case of all accounts, except for tax-qualified accounts, you may at any time request in writing, by calling 1-800-447-4930, or by visiting our website at www. statefarm.com(R) to have your income dividends and capital gain distributions paid to you in cash. You cannot elect to receive a check for an income dividend and/or a capital gain distribution if the amount payable is less than $10.

 .  Stock certificates will not be issued.

 . The Manager will send to you by mail a confirmation of each transaction, other than purchases by the automatic investment plan method. You will receive confirmation of your purchases by the automatic investment plan method promptly after the end of each calendar quarter.

 . Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund. No order to purchase shares is binding on a Fund until it has been confirmed in writing and the Fund has received payment.

 . Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for information on how to buy shares.

 . You are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to backup withholding on any distributions, redemptions, or disbursements from your account. Further, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.

 . Each of the policies on buying shares above apply to the purchase of shares through the State Farm Annuity Exchange Offer.


                            How To Exchange Shares


You may exchange your shares for shares of the same Class of another Fund without a sales charge.

Fund shares may be exchanged as follows:

Through your State Farm VP Management Registered Representative. Contact your State Farm VP Management Corp. Registered Representative directly for instructions.

In Writing. A written exchange request must be signed by all of the owners of the account, must be sent to the Manager,

                                                        SHAREHOLDER INFORMATION


and must clearly indicate your account number, account registration and the Fund names and the number of shares or the dollar amount you wish to exchange. Send your request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548.

By Telephone. With the Telephone Exchange Privilege, you may call the Manager and request an exchange. You must identify the existing account by giving the Fund's name, registration of the account and account number, and must specify the dollar amount or number of shares to be exchanged and the Fund to which the exchange should be made.

By the Internet. You can exchange shares of one Fund for another through our web site at www.statefarm.com(R). Just click on the "Mutual Funds" link at that site and follow the instructions presented on the screen.

General Policies On Exchanging Shares

 . An exchange will be effective on the day your request is received, if it is received by State Farm VP Management Corp. or its Registered Representatives before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time) or each day the NYSE is open for business.

 . Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for information on how to exchange shares.

 . You have to meet the minimum investment requirements of the Fund into which you are exchanging.

 . For all Funds, you may make 4 exchanges out of the Fund during a calendar year. There is no charge for exchanges, provided that you exchange your shares for shares of the same class of another Fund. After the fourth exchange out of a Fund during a calendar year, the Manager will not allow you to directly exchange shares from that Fund to another Fund.

 . Because excessive trading can hurt Fund performance and shareholders, the Funds may refuse any exchange purchase if: (1) the Manager believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

 . You can only exchange shares if the Fund has received good payment for those shares.

 . An exchange is a sale of shares from one Fund and the purchase of shares of another Fund for federal income tax purposes, which may produce a taxable gain or loss in a taxable account.

 . Before making an exchange please read the description of the Fund to be purchased in this prospectus or in another Trust prospectus offering Class A and Class B shares.

 . The Trust may terminate or modify the exchange program at any time, but the Trust will seek to give shareholders at least 60 days notice prior to such change.

 . You may not exchange your shares into a variable annuity contract offered by an affiliated insurance company of the Manager.


                           How to Redeem Fund Shares

You may redeem shares of any of the Funds by contacting your State Farm VP Management Corp. Registered Representative, by sending a written request, by telephone, by using our systematic withdrawal program, or by exchanging into another Fund.

Through your State Farm VP Management Corp. Representative. Contact your State Farm VP Management Corp. Registered Representative directly for instructions.

In Writing. You may redeem all or any portion of your shares by sending a written request to the Manager:

State Farm Mutual Funds
P.O. Box 219548
Kansas City, Missouri 64121-9548

Your redemption request must clearly identify the exact name in which your account is registered, your account number, the Fund name and the number of shares or dollar amount you wish to redeem.

The shareowner of record must sign the redemption request, including each joint holder of a joint account. The Fund re-serves the right to require further documentation in order to verify the authority of the person seeking to redeem. If you request a redemption of more than $100,000, your signature, must be guaranteed as described under "Signature Guarantee."

Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under "Signature Guarantee," you may have the proceeds sent to another payee or to an address other than the address of record. If you request expedited delivery of the redemption proceeds, a fee of $15.00 will be deducted from your redemption proceeds.

By Telephone. With the Telephone Redemption Privilege, you can redeem shares by calling 1-800-447-4930. You may redeem shares by telephone up to and including $100,000 if the proceeds are to be sent to the address of record, or you may redeem up to the entire value of your account if the proceeds are to be electronically transferred to a pre-designated bank account.

By The Internet. Visit our website at www.statefarm.com(R), click on the "Mutual Funds" link, and follow the instructions presented on the screen.

Systematic Withdrawal Program. If you own $5,000 or more of a Fund's shares at the current net asset value, you may have a specified dollar amount greater than $100 withdrawn from your account, payable to you or to another designated payee on a monthly, quarterly or annual basis. You designate the day during the chosen period that you would like the shares to be redeemed. If the day selected for your systematic withdrawal plan falls on a non-business day, the transaction will be processed on the previous business day. For example, if you choose to have your withdrawal on the 10th of each month and the 10th falls on a Saturday during a particular month, the transaction will be processed on the 9th. To redeem shares through a systematic withdrawal plan, contact your State Farm VP Management Corp. Registered Representative for instruction or complete an Investor Account Services Form for shares held in a taxable account or a Distribution Request Form for shares held in a tax-qualified account. You can obtain copies of these forms by calling 1-800-447-4930. Once you have established redemptions through a systematic withdrawal plan, you can change the amount, the frequency, or the payment date of the systematic withdrawal by calling 1-800-447-4930, if you have Telephone Redemption Privileges.

You should not purchase additional shares of a Fund at the same time you are participating in the systematic withdrawal plan because your purchase will likely be subject to sales charge and the withdrawal will be a taxable redemption and may produce taxable gain or loss. The Trust reserves the right to amend the systematic withdrawal program on 30 days' notice. The program may be terminated at any time by the Trust.

General Redemption Policies

 . Each Fund will redeem shares at the Fund's net asset value next determined after receipt by the Fund of a proper request for redemption. Any applicable contingent deferred sales charge on Class B shares redeemed will be deducted from the redemption proceeds. It is the responsibility of your State Farm VP Management Corp. Registered Representative to submit to the Fund a redemption request promptly after you deliver your request to the State Farm VP Management Corp. Registered Representative.

 . Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for information on how to redeem shares.

 . A Fund generally will redeem shares in cash or electronic transfer. Redemptions of more than $500,000 of a Fund's assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

 . Payment for shares redeemed will be mailed within seven days after the Fund receives a redemption request, either in writing, or by telephone, in proper form.

 . If you try to redeem shares paid for by check or electronic transfer within 15 days after they have been purchased, the Fund may delay sending the redemption proceeds until it can verify that payment of the purchase price for the shares has been, or will be, collected.

                                                        SHAREHOLDER INFORMATION



 . Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

 . Once the Manager has received and accepted your redemption request, you may not cancel or revoke it. We cannot accept a redemption request that specifies a particular date or price or any other conditions.

 . Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under "Signature Guarantee," you may have the redemption proceeds sent to another payee or to an address other than the address of record. If you request expedited delivery of the redemption proceeds, a fee of $15.00 will be deducted from your redemption proceeds.

 . You may change your address of record by calling 1-800-447-4930, by visiting your State Farm VP Management Corp. Registered Representative, by accessing your account via the Internet, or by sending a written request to the Manager. If you request an address change, redemption proceeds will be sent to the former address during the fifteen day period after the Manager receives your request unless the redemption request is in writing and accompanied by a signature guarantee for each registered owner.

 . For IRA withdrawals a shareholder should complete the Distribution Request Form which can be obtained by calling 1-800-447-4930 or by visiting our website at www.statefarm.com(R).

 . If you request, redemption proceeds will be sent electronically to your pre-designated bank account. The electronic transfer will be completed either through the ACH method or through the wire transfer method, whichever you choose. With the ACH method the redemption proceeds will usually be deposited in your pre-designated bank account within one or two business days after the processing of the redemption request. With the wire transfer method, the redemption proceeds will usually be deposited in your pre-designated bank account on the next business day after the receipt of the redemption request. If you choose electronic deposit of your proceeds using the wire transfer method, the Manager will charge you a $15.00 fee, and this fee will be subtracted from your redemption proceeds. There currently is no charge for electronic transfer of redemption proceeds using the ACH method. Your bank may charge additional fees for electronic transfers you initiate. The wire transfer method is not available to shareowners participating in the systematic withdrawal program. To change the bank or account designated to receive your redemption proceeds, send a written request (not by fax) signed by each shareowner with each signature guaranteed as described in this prospectus under "Signature Guarantee" to:

    State Farm Mutual Funds
    P.O. Box 219548
    Kansas City, Missouri 64121-9548

    If the registered owner(s) of the new bank account is/are the same as the registered owner(s) of the former bank account, no signature guarantee is necessary.

 . If your Fund position falls below the minimum investment amount (see p.18) and you are not participating in the automatic investment program, the Fund may redeem your shares and send the proceeds to you at your registered address. You will receive notice that we intend to do this at least 30 days in advance so that you may increase the balance in your account if you choose. If your Fund position falls below $10, we may redeem your shares and send you the proceeds, without notice to you.

 . Because servicing smaller accounts is very expensive, if the value of one or more of your Fund positions falls below $500 on the last business day of October through redemptions or any other reason, your account will be charged a low balance fee of $10 multiplied by the number of your Funds positions with a value below $500. The low balance fee does not apply if you established your Fund position after January 1 of the year during which the low balance fee might otherwise apply. A Fund position is ownership within an account of one class of shares of one Fund. For instance, if you have an IRA account with Class A shares of the State Farm LifePath Retirement Fund and the State Farm LifePath 2010 Fund, you have two Fund positions within that account. The low balance fee likewise does not apply to Fund positions within prototype retirement plans. The Funds may waive the fee, in their discretion, in the event of a significant market correction.

Signature Guarantee

A signature guarantee is a written representation, signed by an officer or authorized employee of the guarantor, that the signature of the shareowner is genuine. The guarantor must be an institution authorized to guarantee signatures by applicable state law. Such institutions include banks, broker-dealers, savings and loan associations and credit unions. A notary public cannot provide a signature guarantee.

The signature guarantee must appear, together with the signature of each registered owner, either

 . on the written request for redemption that exceeds $100,000, which clearly identifies the exact name in which the account is registered, the account number, the Fund name and the number of shares or the dollar amount to be redeemed;

 . on a separate "stock power," an instrument of assignment which should specify the total number of shares to be exchanged or redeemed (this stock power may be obtained from most banks and stock brokers);

 . if you request that a redemption check be made payable to anyone other than the shareholder of record, that request must be signed and accompanied by a signature guarantee of the registered owner;

 . if you request to transfer Fund shares from an existing account to another account which does not have identical owners (i.e., transferring shares from an account owned by John & Mary Doe to an account owned by Mary Doe), that request must be signed and accompanied by a signature guarantee of each registered owner of the account from which shares are being transferred.

 . if you request that a redemption check be mailed to an address other than the address of record, that request must be signed and accompanied by a signature guarantee of the registered owner; or

 . on the Investor Account Services Form used to establish the Telephone Investment, Redemption and/or Exchange Privilege(s), and on the Investor Account Services Form used to change the pre-designated bank account into which redemption proceeds may be deposited. If pre-designated bank account information is changed but the registered owner(s) of the bank account remains the same, no signature guarantee will be required.

The Funds will waive the requirement for a signature guarantee if your State Farm VP Management Corp. Registered Representative certifies that your signature is genuine.

SHARED DELIVERY

Shared Delivery of Prospectus and Fund Reports. The rules governing mutual funds require each of the Funds semiannually to furnish to its shareowners a report containing that Fund's financial statements and the Funds generally send each new prospectus to all shareowners. The Funds also send proxy statements to shareowners whenever there is a shareowners' meeting. Each Fund intends, except in the case of certain employer sponsored retirement plans, to send one copy of each report, prospectus and proxy statement to an address shared by more than one shareowner (commonly referred to as "householding" delivery). By signing the Account Application, you consent to the "householded" delivery of the reports, prospectuses and proxy statements unless and until you revoke your consent by notifying the Fund as set forth below.

Revocation of Shared Delivery. If you want to receive an individual copy (rather than a shared or "householded" copy) of a Fund's report, prospectus or proxy statement contact the Manager to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by telephone at 1-800-447-4930. You may revoke your consent at any time. The Fund will commence sending individual copies within 30 days after it receives notice that you have revoked your consent.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to distribute substantially all of its net investment income and any net capital gain realized from sales of its portfolio securities.

The Funds declare and pay dividends and capital gain distributions, if any, at least annually.

All dividends and capital gain distributions from a Fund are automatically reinvested in shares of that Fund on the reinvestment date, unless you previously have elected to receive dividends and distributions in cash.

Dividends and distributions from any Fund may be automatically invested in an existing, identically registered account in any other Fund of the same share class at NAV. This service is only available for non-retirement accounts. You may elect this option on your account application or by contacting your State Farm VP Management Corp. Registered Representative.

Taxes on Distributions. Distributions from each Fund are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions may also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, a Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains, no matter how long you have held your Fund shares.

Every January, the Funds will send you and the IRS a statement called Form 1099 showing the sources and amounts of taxable distributions you received in the previous calendar year.

Foreign Taxes. A Fund may receive income from sources in foreign countries, and that income may be subject to foreign taxes at its source. If your Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce that Fund's dividend, but will still be included in your taxable income.

Taxes on Transactions. A redemption is a sale for federal income tax purposes. Your redemption proceeds may be more or less than your cost depending upon the net asset value at the time of the redemption and, as a result, you may realize a capital gain or loss. Gain or loss is computed on the difference between the amount you receive in exchange for the shares redeemed and their basis.

An exchange of any Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares at their fair market value and any gain on the transaction may be subject to federal income tax.

Whenever you sell shares of a Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. This will allow you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements; their information will be essential in calculating the amount of your capital gains or losses.

Taxes for Tax-Qualified Accounts. Participants who own Fund shares in tax-qualified accounts will not be subject to federal income taxes on either dividends or capital gain distributions paid by the Funds to the accounts. Instead, participants who own Fund shares in tax-qualified accounts may be taxed when they begin taking distributions from their accounts. Depending on the type of tax-qualified account, there are various restrictions on eligibility, contributions and withdrawals. You should consult with a tax professional on the specific rules governing your own situation.

                                  APPENDIX A

                         Past Performance of Barclays

The investment performance for each of the funds below indicates the performance of Barclays in managing mutual funds with investment objectives, policies, strategies, and risks similar to those of the Fund to which each is compared. The performance below is shown for the one-, three-, five- and since inception period ending December 31, 2002 and does not represent the performance of the Funds. The performance data for the corresponding funds is the historical performance of other investment companies managed by Barclays.

The corresponding funds shown below have lower expenses than the Fund to which each is compared. Accordingly, if Barclays had managed the Funds during the same periods presented below, the Funds' returns would have been lower. The presentation of the investment results of the corresponding funds is not intended to predict or suggest the returns that might be experienced by the Funds or an individual investor in the Funds. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

                                                             Corresponding Fund
                                                               Inception Date
               Fund                                    Asset Size as of Dec. 31, 2002
           -----------------------------------------------------------------------------------

           State Farm LifePath Retirement Fund      LifePath Retirement Master Portfolio
                                                                March 1, 1994
                                                                 [        ]

                                                        Average Annual Total Returns
                                                      (For periods ended Dec. 31, 2002)


                                               One Year Three Years Five Years Since Inception
                                               -------- ----------- ---------- ---------------
                                               [      ]  [      ]    [      ]     [      ]
           -----------------------------------------------------------------------------------

           State Farm LifePath 2010 Fund               LifePath 2010 Master Portfolio
                                                                March 1, 1994
                                                                 [        ]

                                                        Average Annual Total Returns
                                                      (For Periods ended Dec. 31, 2002)


                                               One Year Three Years Five Years Since Inception
                                               -------- ----------- ---------- ---------------
                                               [      ]  [      ]    [      ]     [      ]


             State Farm LifePath 2020 Fund         LifePath 2020 Master Portfolio

                                                            March 1, 1994
                                                             [        ]

                                                    Average Annual Total Returns
                                                    ----------------------------
                                                  (For periods ended Dec. 31, 2002)


                                           One Year Three Years Five Years Since Inception
                                           -------- ----------- ---------- ---------------
                                           [      ]  [      ]    [      ]     [      ]
             -----------------------------------------------------------------------------

             State Farm LifePath 2030 Fund         LifePath 2030 Master Portfolio
                                                            March 1, 1994
                                                             [        ]

                                                    Average Annual Total Returns
                                                    ----------------------------
                                                  (For periods ended Dec. 31, 2002)


                                           One Year Three Years Five Years Since Inception
                                           -------- ----------- ---------- ---------------
                                           [      ]  [      ]    [      ]     [      ]
             -----------------------------------------------------------------------------

             State Farm LifePath 2040 Fund         LifePath 2040 Master Portfolio

                                                            March 1, 1994
                                                             [        ]

                                                    Average Annual Total Returns
                                                    ----------------------------
                                                  (For periods ended Dec. 31, 2002)


                                           One Year Three Years Five Years Since Inception
                                           -------- ----------- ---------- ---------------
                                           [      ]  [      ]    [      ]     [      ]
             -----------------------------------------------------------------------------

The investment performance indicated in the following four tables shows the average annual total returns for the one-, three-, five- and since inception periods for each of the corresponding funds indicated above, adjusted to reflect the expenses of the Funds, including sales charges where indicated, for the periods ended December 31, 2002. The performance disclosed below is not the performance of the Funds but rather the performance of the corresponding fund adjusted to reflect charges and expenses of the Funds. Although each Fund has substantially similar investment objectives and policies as the corresponding fund, you should not assume that the Funds will have the same future performance as the corresponding fund. For example, any Fund's future performance may be greater or less than the performance of the corresponding fund due to, among other things, differences in expenses, asset sizes and cash flows between a Fund and the corresponding fund. The performance figures quoted represent past performance and are not intended to indicate future performance. Investment returns and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The following four tables show the average annualized total returns for the corresponding funds for the one-, three-, five- and life of the corresponding fund periods ended December 31, 2002. These figures are based on the actual gross investment performance of the corresponding funds. From the gross investment performance figures, the maximum Estimated Total Fund Operating Expenses shown on p. 9 are deducted to arrive at the net return. The first table for each Class reflects a deduction for the maximum applicable sales charge, while the second table for each Class reflects no deduction for sales charge. Performance figures will be lower when sales charges are taken into effect.

           Assuming Class A Shares Total Fund Operating Expenses and the Maximum Initial Sales Charge Applicable to Class A Shares

Corresponding Fund (inception date)                   1 Year  3 Years  5 Years    Since
       (corresponds to . . . .)                                                 Inception
---------------------------------------------------- -------  -------  -------  ---------

LifePath Retirement Master Portfolio (March 1, 1994)

       (State Farm LifePath Retirement Fund)         [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2010 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2010 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2020 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2020 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2030 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2030 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2040 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2040 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------

           Assuming Class A Shares Total Fund Operating Expenses and
                         with No Initial Sales Charge

Corresponding Fund or Composite (inception date)      1 Year  3 Years  5 Years    Since
       (corresponds to . . . .)                                                 Inception
---------------------------------------------------- -------  -------  -------  ---------

LifePath Retirement Master Portfolio (March 1, 1994)

        (State Farm LifePath Retirement Fund)        [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2010 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2010 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2020 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2020 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2030 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2030 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2040 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2040 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------

           Assuming Class B Shares Total Fund Operating Expenses and the Redemption at the End of the Applicable Time Period

Corresponding Fund or Composite (inception date)      1 Year  3 Years  5 Years    Since
       (corresponds to . . . .)                                                 Inception
---------------------------------------------------- -------  -------  -------  ---------

LifePath Retirement Master Portfolio (March 1, 1994)

       (State Farm LifePath Retirement Fund)         [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2010 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2010 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2020 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2020 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2030 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2030 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2040 Master Portfolio (March 1, 1994)

          (State Farm LifePath 2040 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------

           Assuming Class B Shares Total Fund Operating Expenses and
            No Redemption at the End of the Applicable Time Period

Corresponding Fund or Composite (inception date)      1 Year  3 Years  5 Years    Since
       (corresponds to . . . .)                                                 Inception
---------------------------------------------------- -------  -------  -------  ---------

LifePath Retirement Master Portfolio (March 1, 1994)
       (State Farm LifePath Retirement Fund)         [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2010 Master Portfolio (March 1, 1994)
          (State Farm LifePath 2010 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2020 Master Portfolio (March 1, 1994)
          (State Farm LifePath 2020 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2030 Master Portfolio (March 1, 1994)
          (State Farm LifePath 2030 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------
LifePath 2040 Master Portfolio (March 1, 1994)
          (State Farm LifePath 2040 Fund)            [      ] [      ] [      ]  [      ]
---------------------------------------------------- -------  -------  -------  ---------

ADDITIONAL INFORMATION ABOUT THE FUNDS




You can obtain more information about the Trust in the SAI, which has been filed with the SEC and is incorporated in this prospectus by reference.

You can obtain free copies of the Trust's SAI, request other information, and discuss your questions about the Funds by writing or calling:

                            State Farm Mutual Funds
                            Three State Farm Plaza
                       Bloomington, Illinois 61791-0001
                                 800-447-4930

To report a complaint you may have concerning the Funds, the Manager, or your State Farm VP Management Corp. Registered Representative, you can send a letter to the above address or call the above toll-free phone number.

Public Information. You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-942-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.




INVESTMENT CO. ACT FILE NO. 811-10027

         State Farm Mutual Funds
         Three State Farm Plaza, R-4
         Bloomington, IL 61791-0001

         FORWARDING SERVICE REQUESTED

                                                      U.S. POSTAGE
                                                          PAID
                                                       STATE FARM
                                                   INSURANCE COMPANIES
                                                   PRESORTED STANDARD





                  State Farm Mutual Funds/TM/ are offered by:
                        State Farm VP Management Corp.
                             One State Farm Plaza
                       Bloomington, Illinois 61710-0001
                                1-800-447-4930

             120-XXXX.6-CH

                                                                          May
                                                                          29,
                                                                          2003

 LOGO


                         STATE FARM LIFEPATH(R) RETIREMENT FUND

                         STATE FARM LIFEPATH(R) 2010 FUND

                         STATE FARM LIFEPATH(R) 2020 FUND

                         STATE FARM LIFEPATH(R) 2030 FUND

                         STATE FARM LIFEPATH(R) 2040 FUND

    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                             Page
               LifePath Basics..............................   1
               LifePath Investment Objectives...............   1
               Principal Investment Strategies Common to All
                 LifePath Funds.............................   2
               Principal Investment Strategies for Each
                 LifePath Fund..............................   3
               Principal Risk Factors.......................   4
               Who May Want to Invest in the LifePath Funds.   6
               Investment Returns...........................   7
               Expense Information..........................   8
               LifePath Details.............................  11
               Managing the Investments
                 of the Funds...............................  15

                                                         Page
                   Shareholder Information..............  17
                    Who Can Purchase Shares?............  17
                    What Type of Account Would You Like?  18
                    Minimum Investments.................  19
                    Calculating Net Asset Value.........  20
                    How to Buy and Sell Shares..........  20
                    How to Exchange Shares..............  22
                    How to Redeem Fund Shares...........  23
                   Shared Delivery......................  27
                   Dividends, Distributions and Taxes...  28
                   Additional Information
                     About the Funds....................  29

                                                 LIFEPATH INVESTMENT OBJECTIVES

  This Prospectus provides information about State Farm Mutual Fund Trust (the "Trust"). The Trust has fifteen separate Funds, each of which is a separate investment portfolio with its own investment objective, investment policies, restrictions, and risks. State Farm Investment Management Corp. (the "Manager") is the investment adviser to each Fund. Each Fund offers three classes of shares: Class A, Class B and Institutional Shares. This Prospectus offers Institutional Shares of five of these Funds known as the "LifePath Funds."

LIFEPATH BASICS

LifePath Overview

Definitions

Your asset allocation, or investment mix, is the distribution of your investments among broad classes of assets: stocks, bonds and money market instruments.

The State Farm LifePath Funds (together referred to as the "Funds" or the "LifePath Funds")/2/ offer investors comprehensive asset allocation investment strategies tailored to the time when they expect to begin withdrawing assets. Each Fund invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive asset allocation strategy that gradually becomes more conservative as the year in the Fund's name approaches, except for the State Farm LifePath Retirement Fund that is already in its most conservative phase.
--------------

/1/Each LifePath Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. For simplicity's sake, all discussion of investment objectives, strategies and risks of a particular LifePath Fund refers also to the objectives, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the LifePath Funds to their Master Portfolios appears on page 15.

LifePath Investment Objectives

Definitions:

Quantitatively measured risk gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

An investment's time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

Each Fund seeks to maximize assets for retirement or other purposes, consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. Each Fund has its own time horizon that affects the acceptable risk level of the Fund and, in turn, its asset allocation.

Specifically:

 . State Farm LifePath Retirement Fund is managed for investors seeking income and moderate long-term growth of capital.

 . State Farm LifePath 2010 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010.

 . State Farm LifePath 2020 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

 . State Farm LifePath 2030 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

 . State Farm LifePath 2040 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

The Trust's Board of Trustees may change each Fund's investment objective without shareholder approval.

LIFEPATH INVESTMENT OBJECTIVES continued



Principal Investment Strategies Common to All LifePath Funds
Definitions:

Indexes are composed of groups of securities chosen to represent an entire stock or bond market, or a major market segment. Indexes may include securities that meet objective criteria, such as foreign, industry sector or company size. Including a security in an index means merely that it has satisfied the selection criteria. It implies no expectation about performance.

The LifePath Funds pursue a common strategy of allocating and reallocating investments among stocks, bonds and money market instruments. The Funds with longer time horizons invest more of their assets in stocks to provide a greater opportunity for capital appreciation over the long-term. The Funds with shorter time horizons invest more heavily in bonds and money market instruments to reduce risk and price volatility. The Funds with shorter time horizons also have lower expected returns than the Funds with longer time horizons.

The strategies go further, allocating assets among 16 indexes within investment classes. Some of the indexes are well-known broad-based market indexes, such as the S&P 500 Index* of large company stocks. Barclays Global Investors, N.A.
(BGI) specifically created others to reflect a particular market segment, such as the smallest 5% of publicly traded companies. Some of these indexes consist of intermediate- and long-term bonds, including investment grade, corporate debt and government obligations. And some of these indexes include foreign securities. The Funds also may invest in money market instruments. This broad diversification is designed to produce the highest expected returns for a given level of risk. Expected returns do not necessarily translate into actual returns.

Asset Allocation Decisions. In buying securities for each Fund, Barclays Global Fund Advisors (Barclays), the investment adviser to the Master Portfolios, does not select individual companies. Instead, Barclays uses an investment model that focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a propri-
--------------
*S&P does not sponsor, endorse, sell or promote the LifePath Funds or their Master Portfolios, nor are they affiliated in any way with State Farm Investment Management Corp. or Barclays Global Fund Advisors.

etary set of criteria that analyzes extensive financial and economic data (such as market interest rates and inflation data), as well as risk correlation and expected return statistics. The Funds then allocate a portion of their assets to money market instruments and to securities contained in each index appropriate for each individual Fund. Where feasible, the Funds buy all the securities that comprise the index; otherwise the Funds buy a representative sample of the securities. The Funds seek to match the index's return as closely as possible. The Funds focus on the selection of indexes or asset classes and do not try to avoid individual under-performing investments nor do they try to pick individual investments that might outperform the index.

This strategy stems from the belief that asset allocation decisions--for example, choosing between stocks and bonds--matter more to overall investment performance than individual security selection--which particular stock or bond you choose.

Risk Tolerance
Two general rules of investing have shaped the Funds' strategies:

 . Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment's potential return, the greater its potential loss. Historically, for example, stocks have out performed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

 . The longer the investors' time horizons, the greater their risk tolerance; their investments have more time to recoup losses.

The LifePath Funds with longer time horizons take more risks. This assumption of greater risks is linked with these Funds' pursuit of greater returns. As each Fund approaches its time horizon, and its investors have less time to recover from market declines, the Fund systematically reduces the level of risk. This systematic shift toward more conservative investments is designed to help stabilize the value of your LifePath Fund as the time nears for you to begin drawing on it.

Barclays' investment model does not limit the analysis to long-term expectations. The Funds also take into account short-term market conditions. If conditions in a market have increased risk levels of an investment class or index to a point that its risk levels do not justify its expected returns, the

                                       LIFEPATH INVESTMENT OBJECTIVES continued


Funds will not allocate as much of their assets to it as they otherwise might. Additionally, the Funds may reduce their allocation to an investment class or index, even when risks have not increased, because its expected return has fallen. This usually happens because prices have risen to the point that the potential for further gains appears limited.

After a Fund Reaches Its Time Horizon
By the time a Fund reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital (the State Farm LifePath Retirement Fund has already entered this state). This does not mean that it invests exclusively in money market instruments. Rather, because Barclays believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the State Farm LifePath Retirement Fund continues to allocate a portion of its assets to stocks and bonds, in addition to money market instruments. On average, Barclays expects that about 35% of the State Farm LifePath Retirement Fund's assets will be invested in stocks, with the rest in bonds and money market instruments.

Principal Investment Strategies for Each LifePath Fund
 . State Farm LifePath Retirement Fund is designed to maintain the lowest risk levels of all the LifePath Funds. On average, Barclays expects that about 35% of this Fund's assets will be invested in stocks, with the rest in bonds and money market instruments. The State Farm LifePath Retirement Fund continues to allocate a portion of its assets to stocks and bonds in addition to money market instruments, because we believe that most investors are still willing to take some risks in pursuing returns even while drawing on their investments.

 . State Farm LifePath 2010 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2010. As of February 28, 2002, the State Farm LifePath 2010 Fund held about 59% of its assets in stocks, 40% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Fund will increasingly resemble the State Farm LifePath Retirement Fund.

 . State Farm LifePath 2020 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2020. As of February 28, 2002, the State Farm LifePath 2020 Fund held about 72% of its assets in stocks, 26% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

 . State Farm LifePath 2030 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2030. As of February 28, 2002, the State Farm LifePath 2030 Fund held about 83% of its assets in stocks, 16% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

 . State Farm LifePath 2040 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2040. As of February 28, 2002, the State Farm LifePath 2040 Fund held about 95% of its assets in stocks, 4% of its assets in bonds, and a small portion of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

PRINCIPAL RISK FACTORS


Each Fund has a different level of risk and the amount of risk is reflected in its name. The Funds with shorter time horizons (State Farm LifePath Retirement Fund and State Farm LifePath 2010 Fund, for instance) will tend to be less risky and have lower expected returns than the Funds with longer time horizons (State Farm LifePath 2030 Fund and State Farm LifePath 2040 Fund).

Each of the LifePath Funds presents each of the Risk Factors described below. Depending on the LifePath Fund's time horizon, it presents these Risk Factors to varying degrees. For example, to the extent a Fund emphasizes stocks, such as the State Farm LifePath 2040 Fund, it presents a higher degree of Stock Investment Risk. Conversely, to the extent a Fund emphasizes bonds, such as the State Farm LifePath Retirement Fund, it presents a higher degree of Bond Investment Risk. The value of your investment in a Fund is based on the value of the underlying stocks and value of the underlying bonds and other securities in which the Fund invests. As with any investments, your investment in the LifePath Funds could lose money or the Funds' performance could trail that of other alternative investments.

Stock Investment Risk
The LifePath Funds are subject to the risks of stock investing. These include both short-term and prolonged price declines. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. Because the Funds do not select individual companies within each index, the Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

Definitions:

Credit Risk is the risk that the borrower that issued a bond may not repay principal or interest when due.

Interest Rate Risk is the chance that bond prices will decline over short or even long periods due to rising interest rates.

Mortgage-backed securities represent interests in or instruments backed by a pool of loans secured by mortgages, and the resulting cash flow is used to pay principal and interest on the securities.

Bond Investment Risk
The bonds held by the Funds are subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines. Because the Funds do not select individual bonds within each index, the Funds may hold bonds that an investment adviser researching individual bond issuers might seek to avoid.

Credit Risk. Bonds also face credit risk. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. government bonds.

Interest Rate Risk. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates go up, bond prices tend to fall; when rates fall, prices tend to rise. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. Each Fund may also invest in mortgage-backed securities, which are also subject to prepayment risk and extension risk. The ability of an issuer of such a security to repay principal prior to a security's maturity or extend repayment longer than anticipated can cause duration changes and greater price volatility in response to interest rate changes.

Risks of Foreign Investment
The Funds invest in foreign securities, including emerging market investments, which are subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Foreign stock and bond prices can be more volatile as a result of these and other factors. Investing in foreign markets can also be more expensive due to currency exchange costs, foreign withholding and other taxes, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in foreign currencies.

Model Risk
Although the model used to manage the Funds' assets has been developed and refined over many years, neither the Funds nor Barclays can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the Funds or Barclays offer assurance that a recommended

                                              PRINCIPAL RISK FACTORS  continued


allocation will prove the ideal allocation in all circumstances for every investor with a particular time horizon.

LifePath Fund investments are not bank deposits or obligations of BGI, Barclays or the Manager. They are not guaranteed or endorsed by the Federal Deposit Insurance Corporation or any other government agency.

Differences Among Funds
The State Farm LifePath Retirement and the State Farm LifePath 2010 Funds are currently subject to the highest levels of Bond Investment Risk of all of the Funds. The State Farm LifePath 2020 Fund is currently subject to a significant level of Bond Investment Risk, but less than the State Farm LifePath Retirement and LifePath 2010 Funds. The State Farm LifePath 2030 and the State Farm LifePath 2040 Funds currently have the lowest levels of Bond Investment Risk, although they are not free of such risk altogether.

The State Farm LifePath 2040, LifePath 2030 and the LifePath 2020 Funds, in descending order, are subject to the highest levels of Stock Investment Risk and Foreign Investment Risk. The State Farm LifePath 2010 Fund also currently has a significant level of Stock Investment Risk and Foreign Investment Risk, but less than the State Farm LifePath 2040, LifePath 2030 and the LifePath 2020 Funds. The State Farm LifePath Retirement Fund currently has the lowest level of Stock Investment Risk and Foreign Investment Risk, although it is not free of such risks altogether.

All of the Funds are subject to Model Risk, to the additional risks described in the section of this prospectus titled, "LifePath Details-A Further Discussion of Risk," and to the additional risks described in the Funds' Statement of Additional Information (SAI).

WHO MAY WANT TO INVEST IN THE LIFEPATH FUNDS?


Which Fund to Consider?
In making your investment decision, you should keep in mind:

 . each Fund's investment strategy derives from the risk tolerance of average investors with a particular time horizon

 . the Fund's time horizon is based on the year in its name, except for the State Farm LifePath Retirement Fund that is designed for investors with short-term time horizons.

Based strictly on statistical considerations, you would want to invest in the LifePath Fund corresponding to the year when you expect to begin withdrawing your investment (2010, 2020, etc.). But statistical considerations alone may not govern your investment decision, and the five LifePath Funds allow for that, too. If you are willing to assume greater risk in exchange for the possibility of higher returns, you might direct some or all of your assets to a LifePath Fund with a longer time horizon. If you desire a more conservative investment, and are willing to forego some potential returns, you might direct some or all of your assets to a LifePath Fund with a shorter time horizon. The final choice is yours. You should consider and periodically re-assess your personal circumstances, including your other assets, investments, and sources of income, in making your investment decisions.

INVESTMENT RETURNS


Total Returns
After the Funds have been in operation for a full calendar year, the Funds will provide performance information to investors to assist them in understanding that the Funds' returns may vary and that there are possible risks associated with investing in the Funds. However, past performance will not necessarily indicate how the Funds will perform in the future.

EXPENSE INFORMATION

The following tables describe the fees and expenses you would pay if you buy and hold Institutional shares of the Funds. Institutional shares will be referred to in this prospectus as "shares."

               Shareholder Transaction Expenses - For All Funds
                   (fees paid directly from your investment)

--------------------------------------------------------------------------------

        Maximum sales charge (load) imposed on purchases            None
        Maximum deferred sales charge (load)                        None
        Maximum sales charge (load) imposed on Reinvested dividends None
        Redemption Fee                                              None
        Exchange Fee                                                None
        Maximum Account Fee/(1)/                                    None

--------------------------------------------------------------------------------
(1)If your Fund position(s) have a value less than $500 on the last business day of October, the Manager will charge your account $10 multiplied by the number of your Fund positions with a value below $500.

                                                  EXPENSE INFORMATION continued



Estimated Fund Annual Operating Expenses (as a percentage of average net assets)

                                               State Farm    State Farm State Farm State Farm
                                                LifePath      LifePath   LifePath   LifePath
                                             Retirement Fund 2010 Fund  2020 Fund  2030 Fund
-------------------------------------------- --------------- ---------- ---------- ----------
Management fees                                   0.70%        0.70%      0.70%      0.70%
Shareholder Servicing fee                         None         None       None       None
12b-1 Distribution Fee                            None         None       None       None
Other expenses/(1)/                               0.83%        0.83%      0.83%      0.83%
Total Annual Fund Operating Expenses/(2)(3)/      1.53%        1.53%      1.53%      1.53%

                                               State Farm
                                                LifePath
                                                2040 Fund
-------------------------------------------- --------------- ---------- ---------- ----------
Management fees                                   0.70%
Shareholder Servicing Fee                         None
12b-1 Distribution Fee                            None
Other expenses/(1)/                               0.83%
Total Annual Fund Operating Expenses/(2)(3)/      1.53%

(1)Based on estimated amounts for the current fiscal year.
(2)The Manager has agreed to reimburse each Fund if, and to the extent, the Fund's total annual operating expenses exceed the following percentage of each Fund's average net assets:


                                                      Expense
                         Fund                 Reimbursement Threshold
          ----------------------------------- -----------------------
          State Farm LifePath Retirement Fund          0.80%
          State Farm LifePath 2010 Fund......          0.80%
          State Farm LifePath 2020 Fund......          0.80%
          State Farm LifePath 2030 Fund......          0.80%
          State Farm LifePath 2040 Fund......          0.80%


  This reimbursement arrangement is voluntary and may be eliminated by the Manager at any time.
 (3)The fees and expenses listed include the Fund's and the Master Portfolio's fees and expenses.

EXPENSE INFORMATION continued



Expense Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the time periods indicated, earn a 5% return each year, redeem your shares at the end of the period and that operating expenses remain constant at the level above for "Estimated Fund Annual Operating Expenses." Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses will be:

                 Fund                           1 Year 3 Years
                 ------------------------------ ------ -------

                 State Farm LifePath Retirement
                  Fund.........................  $156   $483

                 State Farm LifePath 2010 Fund.  $156   $483

                 State Farm LifePath 2020 Fund.  $156   $483

                 State Farm LifePath 2030 Fund.  $156   $483

                 State Farm LifePath 2040 Fund.  $156   $483
                 ---------------------------------------------

LIFEPATH DETAILS


The LifePath Investment Mission
With their comprehensive and methodical allocation strategies, the LifePath Funds can serve as the core of an investor's funds.

The Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The Funds (other than the State Farm LifePath Retirement Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund's name. For example, the State Farm LifePath 2010 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2010. Similarly, the State Farm LifePath 2040 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. The State Farm LifePath Retirement Fund is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.

The LifePath Investment Model
Barclays, a subsidiary of BGI, serves as the Master Portfolios' Investment Adviser. Barclays makes the day-to-day decisions on buying and selling securities for the Funds and BGI conducts the research leading to those decisions. As of December 31, 2002, BGI, including its affiliates, managed over $745 billion in assets and is the world's largest asset manager for institutions such as major endowments and corporate and government pension plans. BGI pioneered research in asset allocation, indexed investing and investment modeling.

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of Barclays' proprietary investment model. The model, developed in the early 1990s and continuously refined, combines:

 .  comprehensive data on the returns of the world's equity and bond markets

 .  the statistical risk of losses in each of these markets

 . information on how these risks correlate: whether, for example, the cyclical ups and downs in one market, such as bonds, tend to moderate or amplify the cyclical ups and downs in another, such as stocks of large U.S. companies

The model sets the Funds' strategic allocation targets. From an extensive database, it calculates the expected return over time for a range of asset allocations. Then the model selects the allocation, or investment mix, with the highest expected return for a statistically determined risk of loss.

A Fund's allocation may shift significantly in response to changing market conditions since the Funds' investment approach allows the Funds to adjust the strategic allocation according to short-term investment considerations.

Long-term strategic considerations generally account for about 75% of a LifePath Fund's asset allocation, and the short-term outlook accounts for about 25%.

How It Works: Spending Your "Risk Budget" Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its "risk budget." Each Fund's analysis of investor needs begins with a statistical determination of how much its investors, on average, can afford to lose. This tolerance for loss can be viewed as the Fund's risk budget. This risk budget reflects Barclays' statistical determination of risk, and may not be appropriate to you in measuring the specific degree of risk you are willing to accept.

Different investment allocations can have the same risk of loss but with different expected returns. Barclays seeks the Fund allocations that offer the highest expected return while keeping within a Fund's statistically determined risk of loss. In other words, the Funds seek the highest expected return in exchange for the various levels of risk most investors that share the Funds' time horizons are willing to take.

Remember, expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

Principal Investments:

The LifePath Funds invest in the following widely recognized asset classes:

 .  money market instruments

LIFEPATH DETAILS continued


 .  bonds

 .  stocks, including:

   .  stocks of the largest U.S. companies

   .  stocks of all other publicly traded U.S. corporations

   .  stocks of issuers located outside the U.S.

  Within stocks and bonds are sub-categories of securities:

 . U.S. stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

 . Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company's traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are value stocks.

 . Utilities-closely regulated power generating companies are generally mid-size, but their performance differs enough from other mid-cap stocks to warrant a distinct grouping.

 . Micro-cap stocks-the smallest 5% of publicly traded companies also constitute their own grouping apart from the rest of the small-cap universe.

 . U.S. government bonds, bonds issued by corporations, mortgage-backed securities and foreign bonds form four separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term and intermediate-term.

Definitions:

Investment-grade bonds rank in the four highest categories, according to the statistical criteria established by rating services such as Moody's Investors Services and Standard & Poor's Corp. to determine a bond's credit-worthiness and a bond issuer's financial strength.

Maturity measures the number of years from the time a borrower issues a bond to the date when the borrower must fully repay the loan, interest included.

Model-Driven Decisions
The Funds' assets are allocated across investment classes and indexes according to a sophisticated mathematical model that Barclays developed in the early 1990s and is continually refined. Barclays' investment professionals conduct ongoing research to enhance the model and to ensure it is keeping pace with the world's constantly changing financial markets. Using this model, Barclays relies on a consistent and objective structure for making investment decisions.

Indexes
Conventional asset allocation strategies target only the three broadest asset classes--money market investments, bonds and stocks. Comprehensive asset allocation strategies distribute investments methodically among the full range of asset classes. The charts below list the indexes adopted or constructed to track the performance of each of the asset classes in which the LifePath Funds may invest.

                                                     LIFEPATH DETAILS continued



                     Investment-Grade Bond Market Indexes

Sub-Category                           Maturity Range               Index Provider
---------------------------- ----------------------------------- ---------------------
Long-term government         10 years or more                    Lehman Brothers*
Intermediate-term government More than 1 year/less than 10 years Lehman Brothers
Long-term corporate          10 years or more                    Lehman Brothers
Intermediate-term corporate  More than 1 year/less than 10 years Lehman Brothers
Mortgage-backed**            More than 1 year                    Lehman Brothers
Non-US world government      One year or more                    Salomon Smith Barney*

*Lehman Brothers, Inc. and Salomon Smith Barney do not sponsor, endorse, sell or promote the LifePath Funds or their Master Portfolios, nor are they affiliated in any way with the Manager, BGI or Barclays.
**All fixed-coupon mortgage pass-throughs issued or guaranteed by the Federal
  National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation.

                             Stock Market Indexes

Capitalization              Growth/Value              Stock Market                         Index Provider
-------------- -------------------------------------- ------------------------------------ -------------------------------------
 Large                         Value                  United States                        S&P/BARRA*
 Large                         Growth                 United States                        S&P/BARRA
 Large                          Both                  Major world markets, excluding Japan Morgan Stanley Capital International*
 Large                          Both                  United States                        Frank Russell*
 Large                          Both                  Japan                                Morgan Stanley Capital International
 Medium                        Value                  United States                        BGI
 Medium                        Growth                 United States                        BGI
 Medium        Electrical power and utility companies United States                        BGI
 Small                         Growth                 United States                        Frank Russell
 Small                         Value                  United States                        Frank Russell
 Small                         Value                  United States                        BGI
 Small                         Growth                 United States                        BGI
 Smallest 5%                    Both                  United States                        BGI

*S&P, BARRA, Morgan Stanley Capital International and Frank Russell do not sponsor, endorse, sell or promote the LifePath Funds or their Master Portfolios, nor are they affiliated in any way with the Manager, BGI or Barclays.

The LifePath Funds may not invest in the constituent securities or asset categories of every available index. In fact, until a LifePath Fund's Master Portfolio has reached a net asset level of $100 million to $150 million, it is unlikely to invest in all the asset classes. More importantly, every asset category may not be appropriate for every Fund. Some may be too volatile for the LifePath Funds with relatively short time horizons. Others may not offer enough expected return for the LifePath Funds with relatively distant time horizons.

Optimizing the Funds' Investments
In the case of some asset categories, most notably U.S. large-capitalization growth and value stocks, the LifePath Funds can own every stock listed in the index. Many of the other

LIFEPATH DETAILS continued


indexes consist of thousands of securities. As a practical matter, the Funds do not hold them all. Instead, the Funds hold a representative sample of the securities in the index, which are selected by Barclays utilizing quantitative analytical models in a technique known as "fund sampling." Under this technique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the Fund's predicted tracking error against the index.

Definitions:

Depositary Receipts are receipts for shares of foreign stocks held on deposit in U.S. banks or banks of major European countries. The receipts trade on the U.S. or local European stock markets as would normal stocks, entitling their owners to the dividends and capital gains earned by the real shares stored in bank vaults.

Index futures contracts are standardized agreements between two parties that commit one party to sell and the other to buy a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date--the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher.

Exchange Traded Funds commonly known as ETFs, are investment companies that trade on an exchange like shares of common stock. Most ETFs are based on an index and attempt to reproduce the return of the index by buying some or all of the securities included in the index. In the future, some ETFs may be based on strategies that do not involve reproducing the return of an index.

Repurchase agreements obligate a person selling U.S. government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

More on Optimization
The Funds employ a technique known as optimization. The Funds select a group of securities whose diversity, fundamental characteristics and typical risks and returns will closely match the index as a whole. Including a particular security in one of the State Farm LifePath Funds in no way implies an opinion as to its attractiveness as an investment on its own.

For reasons related to optimization, the Funds also may invest in securities not included in any of the indexes. They may, for instance, invest in American and Global Depositary Receipts to gain exposure to foreign stock markets. They may also invest in index futures contracts or exchange traded funds. These tactics can permit the Funds to avoid some of the costs associated with direct investing. Investing in index future contracts also allows the Funds to more closely match the returns of a fully invested Fund while keeping enough liquidity to meet the Funds' anticipated cash needs.

The Funds' Money Market Investments
The Funds' money market investments consist of high-quality short-term debt obligations selected for their credit quality and ability to maintain value. They all must have remaining maturities of 397 days (about 13 months) or less. The Funds will hold money market instruments that have an average-weighted maturity of 90 days or less. They include:

 .  U.S. government debt securities

 .  foreign and domestic bank obligations

 .  corporate borrowings

 .  repurchase agreements

A Further Discussion of Risk
Besides the general risks described above, the LifePath Funds are subject to additional specific risks, including risk associated with investments in derivatives.

Derivatives
A derivative is a financial contract whose value, or return, depends on, or is derived from, the value of an underlying asset such as a security or index. Index futures contracts are considered derivatives because they derive their value from the prices of the indexes. The floating rate or variable rate bonds and mortgage-backed securities that the Funds may purchase are also considered derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in market interest rates or to sudden fluctuations in market prices.

For a further discussion of LifePath Fund risks, please refer to the Funds' SAI.

MANAGING THE INVESTMENTS OF THE FUNDS


Investment Adviser
The Manager serves as the investment adviser to each Fund. Subject to the supervision of the Board of the Trust, the Manager is responsible for overseeing the day-to-day operations and business affairs of the Funds, including monitoring the performance of each Master Portfolio. The Manager's principal office is located at Three State Farm Plaza, Bloomington, Illinois 61791-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company. The Manager is the investment adviser, transfer agent and dividend disbursing agent for the Funds and for other mutual funds in the State Farm family of mutual funds. As of December 31, 2002, the Manager was responsible for the management of in excess of $5.1 billion in assets.

The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses.

Investment Management of the Funds
Each Fund invests all of its assets in a Master Portfolio, each of which has substantially similar investment objectives, strategies and risks to the corresponding Fund. Barclays is the investment adviser to the Master Portfolios. Barclays and its predecessors have been managing index mutual funds since 1973. Barclays is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of December 31, 2002, Barclays and its affiliates provided investment advisory services for over $745 billion of assets. For more information regarding Barclays, please read the section entitled "Investment Advisory Agreements - Between Barclays and the Master Portfolios" in the Trust's SAI.

Compensating the Manager for its Services
Each Fund pays the Manager an investment advisory and management services fee based upon that Fund's average daily net assets. The fee is accrued daily and paid to the Manager quarterly at the following annual rates:

                                                                       Rate of
                 Fund                                                Advisory Fee
-----------------------------------------------            ---------------------------------
            State Farm LifePath Retirement Fund            0.70% of average daily net assets
            State Farm LifePath 2010 Fund                  0.70% of average daily net assets
            State Farm LifePath 2020 Fund                  0.70% of average daily net assets
            State Farm LifePath 2030 Fund                  0.70% of average daily net assets
            State Farm LifePath 2040 Fund                  0.70% of average daily net assets

The Investment Advisory and Management Services Fee for the Funds include the management fees of their corresponding Master Portfolio.

MANAGING THE INVESTMENTS OF THE FUNDS continued



Compensation in the Master/Feeder Mutual Fund Structure
The Funds are feeder funds that invest all of their assets in corresponding Master Portfolios with substantially similar investment objectives, strategies and risks. Barclays provides investment guidance and policy direction for each Master Portfolio. For its services to the Master Portfolios, Barclays receives annual fees from interestholders in the Master Portfolios based on the following annual rates:

                      Fund                                  Annual Management Fee
------------------------------------------------            ---------------------
            LifePath Retirement Master Portfolio                    0.35%
            LifePath 2010 Master Portfolio                          0.35%
            LifePath 2020 Master Portfolio                          0.35%
            LifePath 2030 Master Portfolio                          0.35%
            LifePath 2040 Master Portfolio                          0.35%

Unlike many traditional actively managed investment funds, there is no single portfolio manager who makes investment decisions for the Master Portfolios. Instead, a team of investment professionals at Barclays makes investment decisions for the Master Portfolios based upon the model and based upon the short-term outlook for asset classes suggested by the model.

Feeder Fund Expenses. Each Fund bears its corresponding Master Portfolio's expenses in proportion to the amount of assets it invests in the corresponding Master Portfolio. Each Fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights. Under the master/feeder structure, the Board of the Trust retains the right to withdraw the assets of a Fund from a Master Portfolio if it believes doing so is in the best interests of the Fund and its shareholders. If the Board withdraws assets of a Fund, it would then consider whether that Fund should invest in another master portfolio or take other action.

SHAREHOLDER INFORMATION

For purposes of the information included in the remainder of this prospectus, under the heading "Shareholder Information," the use of the term "Fund" or "shares" refers not only to the Institutional Class Funds and shares offered in this prospectus but also to the Institutional Class of shares of the other ten funds offered by the Trust.


                           Who Can Purchase Shares?

Shares currently are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain tax-qualified accounts.

For the purposes of funding their Traditional, Roth, and Coverdell Education Savings Accounts, current insurance agents of the State Farm Insurance Companies who are also registered representatives of State Farm VP Management Corp. ("Registered State Farm Agents"), and the Family Members of such persons, may purchase shares.

"Family Member" is defined as:

 .  Spouse

 .  Lineal ascendants include:
   .  parents
   .  grandparents
   .  step-parents
   .  step-grandparents
   .  great grandparents
   .  step-great grandparents

 .  Lineal descendants include:
   .  children
   .  grandchildren
   .  great grandchildren
   .  step children
   .  court appointed foster children
   .  legally adopted children
   .  step-grandchildren
   .  step-great grandchildren

 .  Lineal descendant's spouse

 .  Siblings
   .  brother
   .  sister
   .  step-brother
   .  step-sister

 .  Sibling's spouse

Registered State Farm Agents and family members who are plan sponsors/administrators/trustees/fiduciaries of a qualified retirement plan and the participants of that plan qualify to purchase shares for that plan. Registered State Farm Agents and their family members who own (greater than 10%) or participate as an officer or director in a business which sponsors a qualified retirement plan and the participants of that plan qualify to purchase shares for that plan. Family members (as defined above) of Registered State Farm Agents who own a sole proprietorship which sponsors a qualified retirement plan and the participants of that plan may purchase shares for that plan.

General Policies for Purchasing Shares and the Use of Telephone and the Internet to Initiate Transactions in Shares

If eligible, you may buy shares of any of the Funds by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. Securities Products Representative at 1-800-447-4930 from 7:00 a.m. through 7:00 p.m. (Central
Time) Monday through Friday (except holidays), Saturday 8:00 a.m. through 12:00 p.m. (noon Central Time), or via the Internet. An interactive voice response
(IVR) system provides access to most information and many transactions, 24 hours per day.

We will employ reasonable procedures to confirm that telephone and internet instructions are genuine. These procedures include recording telephone calls, requiring the use of a personal identification number for internet transactions, and sending you transaction confirmation statements. If the Manager and the Funds fail to comply with such procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. However, the Funds, the Manager and their respective officers, directors, employees and agents will not be liable for acting upon instructions given, when reasonably believed to be genuine.

During periods of volatile economic and market conditions, you may have difficulty initiating a transaction by telephone or by the internet, in which case you should consider sending in your request by letter.

Telephone Transaction Privileges are automatically established for you unless you decline these privileges on the

SHAREHOLDER INFORMATION continued


Application. If you currently do not have the Telephone Transaction Privileges but would like to sign up for these privileges, you may complete an Investor Account Services Form. Your signature on the Investor Account Services Form must be guaranteed (see "Signature Guarantee").

Although the Application or the Investor Account Services Form authorize the Funds and the Manager to record all telephone instructions, the Funds may not honor telephone instructions unless permission to record is confirmed by the caller. Each Fund reserves the right at any time to suspend, limit, modify or terminate Telephone Transaction Privileges, but will not do so without giving you at least 30 days' prior written notice.


                     What Type of Account Would You Like?

Business, Trust or Organization. This account is for a corporation, trust, association, partnership or similar institution. Along with your application, please enclose a certified corporate resolution or other appropriate documentation that indicates which officers, trustees or persons are authorized to act for the legal entity.

Tax-Qualified Accounts. A tax-qualified account enables you to defer taxes on investment income and capital appreciation. Your contributions may be tax-deductible. Tax-qualified accounts require a special application. Please call us at 1-800-447-4930 for more information about a tax-qualified account.
 . Traditional IRAs allow most individuals under 70 1/2 years of age with taxable compensation to contribute up to $3,000 per year ($6,000 for most married couples) for tax years 2003 through 2004. If your spouse has less than $3,000 in taxable compensation, he or she may still contribute up to $3,000 to an IRA, as long as you and your spouse's combined taxable compensation is at least $6,000. Individuals who are age 50 or older by the end of the calendar year are permitted to make an additional $500 "catch-up "contribution for tax years 2003 through 2005. Your contribution may be deductible for federal income tax purposes based on your income, filing status, and participation in an employer-maintained qualified plan. The amount you can contribute to a Traditional IRA in any year is reduced by the amount you contribute to a Roth IRA, and vice versa.

 . Roth IRAs allow single taxpayers with adjusted gross income up to $95,000 per year, and married couples with adjusted gross income up to $150,000 per year, to contribute up to $3,000 per person per year. Contributions to Roth IRAs are not deductible for federal income tax purposes and earnings are not subject to federal income taxes upon withdrawal if the Roth IRA has been held at least five years and you: (1) have attained age 59 1/2, (2) have become disabled, (3) have died, or (4) use the proceeds (up to $10,000) to purchase a first home. The amount you can contribute to a Roth IRA in any year is reduced by the amount you contribute to a Traditional IRA, and vice versa. Individuals who are age 50 or older by the end of the calendar year are permitted to make an additional $500 "catch-up" contribution for tax years 2003 through 2005.

 . Simplified Employee Pension Plan (SEP Plan)--A SEP Plan allows an employer to make tax-deductible contributions for the benefit of employees. For 2003, employer-funded contribution amounts can be up to the lesser of 25% of the first $200,000 of compensation for eligible employees or $40,000 and there are no limits on the number of employees eligible to participate in a SEP Plan. Self-employed persons are treated both as employees and employers for contribution purposes. Participating employees may also make annual Traditional IRA contributions to their SEP IRA. Refer to the Traditional IRA section above for the Traditional IRA contribution limits.

 . Savings Incentive Match Plan for Employees (SIMPLE Plan)--SIMPLE Plans are available for employers with 100 or fewer employees. This plan allows eligible employees to contribute up to the lesser of $8,000 or 100% of compensation to the plan via a salary reduction agreement. Eligible employees who are age 50 or older by the end of 2003 may be permitted to make an additional $1,000 "catch-up" contribution. Employers must either match their employees' contributions (up to 3% of compensation) or make a non-elective contribution of 2% of compensation to all eligible employees. Self-employed persons are treated both as employees and employers for contribution purposes.

                                              SHAREHOLDER INFORMATION continued



 . Prototype Safe Harbor 401(k) Plan--A 401(k) plan is a retirement plan that allows eligible employees to contribute up to the lesser of $12,000 or 100% of compensation to the plan via a salary reduction agreement. Eligible employees who are age 50 or older by the end of 2003 may be permitted to make an additional $2,000 "catch-up" contribution. Employers must either match their employees contributions (up to 4% of compensation) or make a non-elective contribution of 3% of compensation to all eligible employees. In addition, the employer may make a profit sharing contribution to all eligible employees. Self-employed persons are treated both as employees and employers for contribution purposes, and there are no limits on the number of employees eligible to participate in a Prototype Safe Harbor 401(k) Plan. State Farm's Prototype Safe Harbor 401(k) plan is called "Safe Harbor" because its provisions eliminate the requirement for extensive non-discrimination testing.

 . Other retirement plans--you may also use a Fund for funding other corporate or self-employed retirement plans. The plan trustee must establish the appropriate account; the Trust does not offer prototypes of these plans. The trust or plan must be established before you can open an account. Please include the date that the trust or plan was established on the application.

 . Coverdell Education Savings Accounts allow individuals, subject to certain income limitations, to contribute up to $2,000 annually for a child under the age of 18. Although contributions to a Coverdell Education Savings Account are not deductible for federal income tax purposes, the proceeds are generally not taxable, provided withdrawals are used to pay for qualified education expenses. Single taxpayers with adjusted gross income up to $110,000 per year, and married couples with adjusted gross income up to $220,000 are allowed to contribute $2,000 annually for a child under the age of 18 to a Coverdell Education Savings Account.

 . Archer Medical Savings Accounts. Archer Medical Savings Accounts ("Archer MSA") are primarily used to save for qualified medical expenses. If you (or your spouse) are self-employed or work for a small employer (generally 50 or less employees) and are covered by an individual or family high deductible health plan ("HDHP"), you may be able to contribute up to 65% or 75% respectively of your HDHP deductible to cover qualified medical expenses as defined by the IRS. Contributions and earnings (if any) grow tax-free and may remain in your Archer MSA from year to year until the funds are withdrawn. Contributions are generally tax-deductible even if you do not itemize on your IRS Form 1040. Withdrawals are not taxable if the funds are used for qualified medical expenses as defined by the IRS. After age 65, withdraws may be used for non-qualified medical expenses, however, these withdrawals will be taxed as ordinary income.

    Tax Sheltered Accounts--Beginning July 1, 2003, Tax Sheltered Accounts ("TSA's) under section 403(b)(7) of the Internal Revenue Code will be available. TSAs are custodial accounts which permit certain employees of public educational institutions and certain tax-exempt organization to exclude a portion of their income from current federal taxation to build a retirement fund. The annual salary reduction contribution to a TSA may not exceed the lesser of 100% of compensation or $12,000 for 2003 (this limit increases $1,000 annually until 2006). In addition, a participating employee age 50 or older is permitted to make an additional $2,000 "catch-up" contribution (this amount also increases $1,000 annually until 2006).

The above is just a summary of the types of retirement and other tax-qualified accounts available. Your State Farm VP Management Corp. Registered Representative Agent can provide further details about these types of accounts, or you can call us at 1-800-447-4930 to receive an application for a retirement or a tax-qualified account. For more information about the tax advantages and consequences of investing in any of these plans and any state law limitations applicable to these plans, please consult your tax adviser.


                              Minimum Investments

Your initial investment in any Fund must be at least $250, and any subsequent investment must be at least $50. The Funds may change the minimum investment amounts.

SHAREHOLDER INFORMATION continued




                          Calculating Net Asset Value

The offering price of the shares of each Fund is its Net Asset Value (NAV). NAV is calculated by adding all of the assets of a Fund, subtracting the Fund's liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the Funds based on the NAVs of each corresponding Master Portfolio. Each are calculated on the same day.

Investments in a Master Portfolio are valued based on an interestholder's proportionate ownership interest in the Master Portfolio's aggregate net assets as next determined after an order is received in proper form. The aggregate NAV of each Master Portfolio (i.e., the value of it's assets less liabilities) is determined as of 4:00 p.m. (Eastern time) on each day the New York Stock Exchange is open for business. The Master Portfolio's investments are valued each business day, typically by using available market quotations or at fair value determined in good faith by the Board of Trustees of Master Investment Portfolio, the trust offering the Master Portfolios.


                          How To Buy and Sell Shares

Persons Purchasing, Exchanging or Selling Shares Through Plan Sponsors or Administrators

Retirement plan participants should refer to materials provided by their plan sponsor or plan administrator for information on how to invest in, exchange and redeem shares of the Funds.

Plan sponsors or administrators who have made arrangements with the Trust may receive orders from their plan participants to purchase, exchange or redeem shares of the Funds, generally on each business day. That night, all orders received by that plan sponsor or plan administrator prior to 4:00 p.m. Eastern time on that day are aggregated, and the plan sponsor or plan administrator generally places a net purchase and/or redemption order(s) for shares of the Funds on the morning of the next business day. These orders are normally executed at the NAV that was computed for each Fund as of 4:00 p.m. Eastern time the previous day.

Plan sponsors and plan administrators who choose not to enter into arrangements of the type described above will need to transmit orders for receipt by the Trust prior to 4:00 p.m. Eastern time in order for those orders to be executed at the NAV computed for that day.

The Trust normally will wire redemption proceeds to the plan sponsor or plan administrator on the next business day after receipt of the redemption instructions by the Trust, but in no event later than seven days following receipt of such instructions. Redemptions of more than $500,000 of a Fund's assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

The Trust normally will wire redemption proceeds to the plan sponsor or plan administrator on the next business day after receipt of the redemption instructions by the Trust, but in no event later than seven days following receipt of such instructions. Redemptions of more than $500,000 of a Fund's assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in- kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Secu- rities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Secu-
 rities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

In addition, the following are additional restrictions relating to redemptions for the Funds:

 .  If your account value falls below the minimum investment amount (see p.
    19), the Fund may redeem your shares. You will receive notice that we intend to do this at least 30 days in advance so that you may increase the balance in your account if you choose. If your account falls below $10, we may redeem your shares and send you the proceeds, without notice to you.

                                              SHAREHOLDER INFORMATION continued



 . Because servicing smaller accounts is very expensive, if the value of one or more of your Fund positions falls below $500 on the last business day of October through redemptions or any other reason, your account will be charged a low balance fee of $10 multiplied by the number of your Fund positions with a value below $500. The low balance fee does not apply if you established your Fund position after January 1 of the year during which the low balance fee might otherwise apply. A Fund position is ownership within an account of the shares of one Fund. For instance, if you have an IRA account invested in shares of both the State Farm LifePath Retirement Fund and the State Farm LifePath 2010 Fund, you have two Fund positions within that account. If each of your Fund positions in this IRA account were worth less than $500 on the last business day of October, your account would be charged a low balance fee of $20. The low balance fee does not apply to Fund positions within prototype retirement plans.


All Other Persons Purchasing, Exchanging or Selling Shares

The preceding discussion relates to how persons purchase, exchange and sell shares through plan sponsors and plan administrators. The following discussion relates to how all other persons purchase, exchange, and sell shares.

Purchase orders are effected at the net asset value per share next determined after receipt of the order in proper form by State Farm VP Management Corp. or its Registered Representatives. Receipt of an order in proper form means that State Farm VP Management Corp. or its Registered Representatives have received complete purchase instructions and payment for shares.

If State Farm VP Management Corp. or its Registered Representatives determine that the purchase instructions for your order are incomplete, State Farm VP Management Corp. or its Registered Representative will contact you to obtain the missing information and/or the missing documents necessary to make your purchase instructions complete. Your purchase order will not be processed until after the purchase instructions have been made complete and payment for the shares has been received.

All checks should be made payable to State Farm Mutual
Funds. Third-party checks will not be accepted. All payments must be in U.S. dollars and must be drawn only on U.S. banks. The Funds reserve the right to reject any purchase order.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth, and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer the proceeds of an existing account to a government agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Opening and Adding to an Account

By Writing to the Manager. To open a new account in writing, complete and sign the Application and mail it to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548, together with a check made payable to "State Farm Mutual Funds" or a properly completed ACH authorization. Send Express Overnight mail to: State Farm Mutual Funds, 330 W. 9th Street, Kansas City, Missouri 64105. You may obtain an Application by calling the State Farm VP Management Corp. call center at 1-800-447-4930. You may make subsequent investments at any time by mailing a check to the Manager, payable to State Farm Mutual Funds, along with the detachable investment slip accompanying your confirmation or account statement. You may also send a letter of instruction indicating your account registration, account number and the Fund name.

By Telephone. With the Telephone Investment Privilege, you can purchase additional Fund shares by having the Fund make an electronic withdrawal from your pre-designated bank ac-

SHAREHOLDER INFORMATION continued


count. To make a telephone investment, call 1-800-447-4930.

By the Internet. Visit our web site at www.statefarm.com(R), and click on the "Mutual Funds" link. If you would like to open an account, print and complete the Application and mail it along with your personal check or an ACH authorization to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548. If you would like to add to your account that has already been established, follow the instructions presented on the screen.

By Automatic Investing. The automatic investment plan allows you to make periodic investments in a Fund through automatic transfers from your bank account. To sign up, complete the appropriate section of the Application or get an Investor Account Services Form by calling 1-800-447-4930. You can make periodic investments of $50 or more by authorizing a Fund to withdraw funds from your bank or credit union account. There is no charge to participate in the automatic investment plan. You can stop the withdrawals at any time by notifying your State Farm VP Management Corp., by writing the Manager, or by contacting an Investor Services Representative at 1-800-447-4930.

General Policies On Buying Shares

 . Your purchase order must be received by 4:00 p.m., Eastern Time to get that day's NAV.

 . All checks must be payable in U.S. dollars, drawn on a U.S. bank and made payable to "State Farm Mutual Funds." Third-party checks will not be accepted.

 . Unless you instruct otherwise, all of your income dividends and capital gain distributions will be reinvested in your account. In the case of all accounts, except for tax-qualified accounts, you may at any time request in writing, by calling 1-800-447-4930, or by visiting our website at www.statefarm.com(R) to have your income dividends and capital gain distributions paid to you in cash. You cannot elect to receive a check for an income dividend and/or a capital gain distribution if the amount payable is less than $10.

 .  Stock certificates will not be issued.

 . The Manager will send to you by mail a confirmation of each transaction, other than purchases by the automatic investment plan method. You will receive confirmation of your purchases by the automatic investment plan method promptly after the end of each calendar quarter.

 . Persons who own Fund Shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for information on how to buy shares.

 . Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund. No order to purchase shares is binding on a Fund until it has been confirmed in writing and the Fund has received payment.

 . You are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to backup withholding on any distributions, redemptions, or disbursements from your account. Further, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.


                            How To Exchange Shares

You may exchange your shares for shares of another Fund as follows:

In Writing. A written exchange request must be signed by all of the owners of the account, must be sent to the Manager, and must clearly indicate your account number, account registration and the Fund names and the number of shares or the dollar amount you wish to exchange. Send your request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548.

By Telephone. With the Telephone Exchange Privilege, you may call the Manager and request an exchange. You must identify the existing account by giving the Fund's name, registration of the account and account number, and must specify the dollar amount or number of shares to be exchanged and the Fund to which the exchange should be made.

By the Internet. You can exchange shares of one Fund for another through our web site at www.statefarm.com(R). Just click on the "Mutual Funds" link at that site and follow the instructions presented on the screen.

                                              SHAREHOLDER INFORMATION continued



General Policies on Exchanging Shares

 . An exchange will be effective on the day your request is received, if it is received by State Farm VP Management Corp. before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time) or each day the NYSE is open for business.

 . Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for information on how to exchange shares.

 . You have to meet the minimum investment requirements of the Fund into which you are exchanging.

 . For all Funds, other than the Money Market Fund, you may make 4 exchanges out of the Fund during a calendar year. There is no charge for exchanges. After the fourth exchange out of a Fund during a calendar year, the Manager will not allow you to directly exchange shares from that Fund to another Fund.

 . You may make an unlimited number of exchanges out of the Money Market Fund during a calendar year.

 . Because excessive trading can hurt Fund performance and shareholders, the Funds may refuse any exchange purchase if: (1) the Manager believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

 . You can only exchange shares if the Fund has received good payment for those shares.

 . An exchange is a sale of shares from one Fund and the purchase of shares of another Fund for federal income tax purposes, which may produce a taxable gain or loss in a taxable account.

 . Before making an exchange please read the description of the Fund to be purchased in this prospectus.

 . The Trust may terminate or modify the exchange program at any time, but the Trust will seek to give shareholders at least 60 days notice prior to such change.


                           How to Redeem Fund Shares

You may redeem shares of any of the Funds by contacting State Farm VP Management Corp., by sending a written request, by telephone, by using our systematic withdrawal program, or by exchanging into another Fund.

In Writing. You may redeem all or any portion of your shares by sending a written request to the Manager:

State Farm Mutual Funds
P.O. Box 219548
Kansas City, Missouri 64121-9548

Your redemption request must clearly identify the exact name in which your account is registered, your account number, the Fund name and the number of shares or dollar amount you wish to redeem.

The shareowner of record must sign the redemption request. The Fund reserves the right to require further documentation in order to verify the authority of the person seeking to redeem. If you request a redemption of more than $100,000, your signature, must be guaranteed as described under "Signature Guarantee."

Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under "Signature Guarantee," you may have the proceeds sent to another payee or to an address other than the address of record. If you request expedited delivery of the redemption proceeds, a fee of $15.00 will be deducted from your redemption proceeds.

By Telephone. With the Telephone Redemption Privilege, you can redeem shares by calling 1-800-447-4930. You may redeem shares by telephone up to and including $100,000 if the proceeds are to be sent to the address of record, or you may redeem up to the entire value of your account if the proceeds are to be electronically transferred to a pre-designated bank account.

By The Internet. Visit our website at www.statefarm.com(R), click on the "Mutual Funds" link, and follow the instructions presented on the screen.

SHAREHOLDER INFORMATION continued



Systematic Withdrawal Program. If you own $5,000 or more of a Fund's shares at the current net asset value, you may have a specified dollar amount greater than $100 withdrawn from your account, payable to you or to another designated payee on a monthly, quarterly or annual basis. You designate the day during the chosen period that you would like the shares to be redeemed. If the day selected for your systematic withdrawal plan falls on a non-business day, the transaction will be processed on the previous business day. For example, if you choose to have your withdrawal on the 10th of each month and the 10th falls on a Saturday during a particular month, the transaction will be processed on the 9th. To redeem shares through a systematic withdrawal plan, contact your State Farm VP Management Corp. Registered Representative for instruction or complete an Investor Account Services Form for shares held in a taxable account or a Distribution Request Form for shares held in a tax-qualified account. You can obtain copies of these forms by calling 1-800-447-4930. Once you have established redemptions through a systematic withdrawal plan, you can change the amount, the frequency, or the payment date of the systematic withdrawal by calling 1-800-447-4930, if you have Telephone Redemption Privileges.

You should not purchase additional shares of a Fund at the same time you are participating in the systematic withdrawal plan because the withdrawal will be a taxable redemption and may produce taxable gain or loss. The Trust reserves the right to amend the systematic withdrawal program on 30 days' notice. The program may be terminated at any time by the Trust.

General Redemption Policies

 . Each Fund will redeem shares at the Fund's net asset value next determined after receipt by the Fund of a proper request for redemption.

 . A Fund generally will redeem shares in cash or electronic transfer. Redemptions of more than $500,000 of a Fund's assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

 . Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for information on how to redeem shares.

 . Payment for shares redeemed will be mailed within seven days after the Fund receives a redemption request, either in writing, or by telephone, in proper form.

 . If you try to redeem shares paid for by check or electronic transfer within 15 days after they have been purchased, the Fund may delay sending the redemption proceeds until it can verify that payment of the purchase price for the shares has been, or will be, collected.

 . Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

 . Once the Manager has received and accepted your redemption request, you may not cancel or revoke it. We cannot accept a redemption request that specifies a particular date or price or any other conditions.

 . Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under "Signature Guarantee," you may have the redemption proceeds sent to another payee or to an address other than the address of record. If you request expedited delivery of the redemption proceeds, a fee of $15.00 will be deducted from your redemption proceeds.

 . You may change your address of record by calling 1-800-447-4930, visiting your State Farm VP Management Corp. Registered Representative, accessing your account via the Internet, or by sending a written request to the Manager. If you request an address

                                              SHAREHOLDER INFORMATION continued


    change, redemption proceeds will be sent to the former address during the fifteen day period after the Manager receives your request unless the redemption request is in writing and accompanied by a signature guarantee for each registered owner.

 . For IRA withdrawals a shareholder should complete the Distribution Request Form which can be obtained by calling 1-800-447-4930 or by visiting our website at www.statefarm.com(R).

 . If you request, redemption proceeds will be sent electronically to your pre-designated bank account. The electronic transfer will be completed either through the ACH method or through the wire transfer method, whichever you choose. With the ACH method the redemption proceeds will usually be deposited in your pre-designated bank account within one or two business days after the processing of the redemption request. With the wire transfer method, the redemption proceeds will usually be deposited in your pre-designated bank account on the next business day after the receipt of the redemption request. If you choose electronic deposit of your proceeds using the wire transfer method, the Manager will charge you a $15.00 fee, and this fee will be subtracted from your redemption proceeds. There currently is no charge for electronic transfer of redemption proceeds using the ACH method. Your bank may charge additional fees for electronic transfers you initiate. The wire transfer method is not available to shareowners participating in the systematic withdrawal program. To change the bank or account designated to receive your redemption proceeds, send a written request (not by fax) signed by each shareowner with each signature guaranteed as described in this prospectus under "Signature Guarantee" to:

    State Farm Mutual Funds
    P.O. Box 219548
    Kansas City, Missouri 64121-9548

    If the registered owner(s) of the new bank account is/are the same as the registered owner(s) of the former bank account, no signature guarantee is necessary.

 . If your fund position falls below the minimum investment amount (see p.19) and you are not participating in the automatic investment program, the Fund may redeem your shares and send the proceeds to you at your registered address. You will receive notice that we intend to do this at least 30 days in advance so that you may increase the balance in your account if you choose. If your fund position falls below $10, we may redeem your shares and send you the proceeds, without notice to you.

 . Because servicing smaller accounts is very expensive, if the value of one or more of your Fund positions falls below $500 on the last business day of October through redemptions or any other reason, your account will be charged a low balance fee of $10 multiplied by the number of your Fund positions with a value below $500. The low balance fee does not apply if you established your Fund position after January 1 of the year during which the low balance fee might otherwise apply. A Fund position is ownership within an account of the shares of one Fund. For instance, if you have an IRA account invested in shares of both the State Farm LifePath Retirement Fund and the State Farm LifePath 2010 Fund, you have two Fund positions within that account. If each of your Fund positions in this IRA account were worth less than $500 on the last business day of October, your account would be charged a low balance fee of $20. The low balance fee does not apply to Fund positions within prototype retirement plans.


Signature Guarantee

A signature guarantee is a written representation, signed by an officer or authorized employee of the guarantor, that the signature of the shareowner is genuine. The guarantor must be an institution authorized to guarantee signatures by applicable state law. Such institutions include banks, broker-dealers, savings and loan associations and credit unions. A notary public cannot provide a signature guarantee.

The signature guarantee must appear, together with the signature of each registered owner, either

 . on the written request for redemption that exceeds $100,000, which clearly identifies the exact name in which the account is registered, the account number, the Fund name and the number of shares or the dollar amount to be redeemed;

SHAREHOLDER INFORMATION continued



 . on a separate "stock power," an instrument of assignment which should specify the total number of shares to be exchanged or redeemed (this stock power may be obtained from most banks and stock brokers); If you request that a redemption check be made payable to anyone other than the shareholder of record, that request must be signed and accompanied by a signature guarantee of the registered owner;

 . if you request to transfer Fund shares from an existing account to another account which does not have identical owners (i.e., transferring shares from an account owned by John & Mary Doe to an account owned by Mary Doe), that request must be signed and accompanied by a signature guarantee of each registered owner of the account from which shares are being transferred.

 . if you request that a redemption check be mailed to an address other than the address of record, that request must be signed and accompanied by a signature guarantee of the registered owner; or

 . on the Investor Account Services Form used to establish the Telephone Investment, Redemption and/or Exchange Privilege(s), and on the Investor Account Services Form used to change the pre-designated bank account into which redemption proceeds may be deposited. If pre-designated bank account information is changed but the registered owner(s) of the bank account remains the same, no signature guarantee will be required.

SHARED DELIVERY


Shared Delivery of Prospectus and Fund Reports. The rules governing mutual funds require each of the Funds semiannually to furnish to its shareowners a report containing that Fund's financial statements and the Funds generally send each new prospectus to all shareowners. The Funds also send proxy statements to shareowners whenever there is a shareowners' meeting. Each Fund intends, except in the case of certain employer sponsored retirement plans, to send one copy of each report, prospectus and proxy statement to an address shared by more than one shareowner (commonly referred to as "householding" delivery). By signing the Account Application, you consent to the "householded" delivery of the reports, prospectuses and proxy statements unless and until you revoke your consent by notifying the Fund as set forth below.

Revocation of Shared Delivery. If you want to receive an individual copy (rather than a shared or "householded" copy) of a Fund's report, prospectus or proxy statement contact the Manager to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by telephone at 1-800-447-4930. You may revoke your consent at any time. The Fund will commence sending individual copies within 30 days after it receives notice that you have revoked your consent.

DIVIDENDS,
DISTRIBUTIONS
AND TAXES

Each Fund intends to distribute substantially all of its net investment income and any net capital gain realized from sales of its portfolio securities.

The Funds declare and pay dividends and capital gain distributions, if any, at least annually.

All dividends and capital gain distributions from a Fund are automatically reinvested in shares of that Fund on the reinvestment date, unless you previously have elected to receive dividends and distributions in cash.

Taxes on Distributions. Distributions from each Fund are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions may also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, a Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains, no matter how long you have held your Fund shares.

Every January, the Funds will send you and the IRS a statement called Form 1099 showing the sources and amounts of taxable distributions you received in the previous calendar year.

Foreign Taxes. A Fund may receive income from sources in foreign countries, and that income may be subject to foreign taxes at its source. If your Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce that Fund's dividend, but will still be included in your taxable income.

Dividends and distributions from any Fund may be automatically invested in an existing, identically registered account in any other Fund of the same share class at NAV. This service is only available for non-retirement accounts. You may elect this option on your account application or by contacting your State Farm VP Management Corp. Registered Representative.

Taxes on Transactions. A redemption is a sale for federal income tax purposes. Your redemption proceeds may be more or less than your cost depending upon the net asset value at the time of the redemption and, as a result, you may realize a capital gain or loss. Gain or loss is computed on the difference between the amount you receive in exchange for the shares redeemed and their basis.

An exchange of any Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares at their fair market value and any gain on the transaction may be subject to federal income tax.

Whenever you sell shares of a Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. This will allow you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements; their information will be essential in calculating the amount of your capital gains or losses.

Taxes for Tax-Qualified Accounts. Participants who own Fund shares in tax-qualified accounts will not be subject to federal income taxes on either dividends or capital gain distributions paid by the Funds to the accounts. Instead, participants who own Fund shares in tax-qualified accounts may be taxed when they begin taking distributions from their accounts. Depending on the type of tax-qualified account, there are various restrictions on eligibility, contributions and withdrawals. You should consult with a tax professional on the specific rules governing your own situation.

To invest in any of the Funds, you must be a U.S. resident with a social security or taxpayer identification number. When you sign your account application, you must certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding. If you fail to comply with this procedure, the Fund must withhold 30% of your taxable distributions and redemptions.

ADDITIONAL INFORMATION ABOUT THE FUNDS

You can obtain more information about the Trust in the SAI, which has been filed with the SEC and is incorporated in this prospectus by reference.

You can obtain free copies of the Trust's SAI, request other information, and discuss your questions about the Funds by writing or calling:

                            State Farm Mutual Funds
                            Three State Farm Plaza
                       Bloomington, Illinois 61791-0001
                                 800-447-4930

To report a complaint you may have concerning the Funds, the Manager, or your State Farm Registered Representative, you can send a letter to the above address or call the above toll-free phone number.

Public Information. You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-942-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.




INVESTMENT CO. ACT FILE NO. 811-10027

         State Farm Mutual Funds
         Three State Farm Plaza, R-4
         Bloomington, IL 61791-0001

         FORWARDING SERVICE REQUESTED

                                                      U.S. POSTAGE
                                                          PAID
                                                       STATE FARM
                                                   INSURANCE COMPANIES





                  State Farm Mutual Funds/TM/ are offered by:
                        State Farm VP Management Corp.
                             One State Farm Plaza
                       Bloomington, Illinois 61710-0001
                                1-800-447-4930

             120-4XXX.3-CH

================================================================================

                          STATE FARM MUTUAL FUND TRUST

                      STATE FARM LIFEPATH(R) RETIRMENT FUND
                        STATE FARM LIFEPATH(R) 2010 FUND
                        STATE FARM LIFEPATH(R) 2020 FUND
                        STATE FARM LIFEPATH(R) 2030 FUND
                        STATE FARM LIFEPATH(R) 2040 FUND

                             Three State Farm Plaza
                        Bloomington, Illinois 61791-0001
                                 (800) 447-4930
                       STATEMENT OF ADDITIONAL INFORMATION
                    CLASS A, CLASS B AND INSTITUTIONAL SHARES
                                  May 29, 2003

This Statement of Additional Information ("SAI") is not a prospectus but provides information that you should read in conjunction with the State Farm Mutual Fund Trust prospectus for the funds and classes listed above (the "Prospectus") dated the same date as this SAI. You may obtain a copy of the Prospectus at no charge by writing or telephoning State Farm Mutual Fund Trust at the address or telephone number shown above.

                                TABLE OF CONTENTS

                                                                                                                           PAGE
                                                                                                                           ----
INFORMATION ABOUT THE FUNDS ...........................................................................................     1
INVESTMENT OBJECTIVES AND POLICIES ....................................................................................     1
INVESTMENT TECHNIQUES AND RISKS .......................................................................................     2
           Bonds. .....................................................................................................     2
           Borrowing Money. ...........................................................................................     3
           Convertible Securities .....................................................................................     3
           Floating- and Variable-Rate Obligations ....................................................................     4
           Equity Securities. .........................................................................................     4
           Exchange-Traded Funds ......................................................................................     4
           Forward Commitments, When-Issued Purchases And Delayed-Delivery Transactions. ..............................     5
           Futures Contracts and Options Transactions .................................................................     5
           Illiquid Securities. .......................................................................................     7
           Initial Public Offerings ...................................................................................     8
           Investment Company Securities. .............................................................................     8
           Lending Portfolio Securities ...............................................................................     8
           Mortgage-Backed Securities. ................................................................................     8
           Ratings ....................................................................................................     9
           Securities of Non-U.S. Issuers .............................................................................     9
           Short-term Instruments and Temporary Investments ...........................................................    10
           U.S. Government Obligations. ...............................................................................    12
           Warrants ...................................................................................................    12
INVESTMENT POLICIES AND RESTRICTIONS ..................................................................................    12
           Fundamental Restrictions. ..................................................................................    12
           Non-Fundamental Restrictions. ..............................................................................    13
           Operating Policies of the Master Portfolios. ...............................................................    13
MORE ABOUT THE FUNDS. .................................................................................................    15
           Master/Feeder Structure ....................................................................................    15
           Risk Considerations ........................................................................................    15
TRUSTEES AND OFFICERS. ................................................................................................    16
ADDITIONAL INFORMATION REGARDING NON-INTERESTED TRUSTEES. .............................................................    21
INVESTMENT ADVISORY AGREEMENTS ........................................................................................    21
           Between the Trust and the Manager ..........................................................................    21
           Between Barclays and the Master Portfolios .................................................................    22

SECURITIES ACTIVITIES OF BARCLAYS .....................................................................................    23
PORTFOLIO TRANSACTIONS AND BROKERAGE ..................................................................................    24
DETERMINATION OF NET ASSET VALUE ......................................................................................    24
           Suspension or Postponement of the NAV Computation ..........................................................    25
PERFORMANCE INFORMATION. ..............................................................................................    25
PURCHASE AND REDEMPTION OF FUND SHARES ................................................................................    28
DISTRIBUTION EXPENSES .................................................................................................    29
DISTRIBUTION PLANS ....................................................................................................    29
           Class A Shares .............................................................................................    29
           Class B Shares .............................................................................................    29
           General ....................................................................................................    30
OTHER SERVICE PROVIDERS ...............................................................................................    30
           Custodians .................................................................................................    30
           Transfer Agent .............................................................................................    30
           Independent Auditors .......................................................................................    30
TAXES .................................................................................................................    31
           General Tax Information ....................................................................................    31
           State and Local ............................................................................................    33
CODE OF ETHICS ........................................................................................................    33
SHARES ................................................................................................................    33
VOTING RIGHTS. ........................................................................................................    34
APPENDIX A: DESCRIPTION OF BOND RATINGS ...............................................................................     1

INFORMATION ABOUT THE FUNDS

     State Farm Mutual Fund Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on June 8, 2000. The Trust consists of fifteen separate funds, each of which has its own investment objective, investment policies, restrictions and risks. This SAI relates to five of the Trust's fifteen funds, specifically, State Farm LifePath Retirement Fund, State Farm LifePath 2010 Fund, State Farm LifePath 2020 Fund, State Farm LifePath 2030 Fund, and State Farm LifePath 2040 Fund (each a "Fund," and collectively, the "Funds"). The Trust's other ten funds are offered pursuant to other offering documents. From time to time the Trust may establish new funds pursuant to other offering documents.

     The Trust issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. As described in the section of the Prospectus entitled "Dividends, Distributions and Taxes," when you invest in a Fund you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on investments of that Fund. Likewise, you share pro-rata in any losses of that Fund. Each Fund offers three classes of shares: Class A, Class B and Institutional Shares. This SAI relates to all three classes of shares of the Funds.

     Each Fund seeks to achieve its investment objectives by investing all of its assets in a separate portfolio (a "Master Portfolio") of Master Investment Portfolio (the "Master Fund") having the same investment objective as the Fund as shown below:

                State Farm LifePath Fund            Corresponding Master Portfolio

           -----------------------------------      --------------------------------
           State Farm LifePath Retirement Fund      LifePath Retirement Master Portfolio
           State Farm LifePath 2010 Fund            LifePath 2010 Master Portfolio
           State Farm LifePath 2020 Fund            LifePath 2020 Master Portfolio
           State Farm LifePath 2030 Fund            LifePath 2030 Master Portfolio
           State Farm LifePath 2040 Fund            LifePath 2040 Master Portfolio

     Master Fund is an open-end, management investment company. Barclays Global Fund Advisors ("Barclays") serves as the investment adviser to the Master Fund. Any Fund may withdraw its investment in a corresponding Master Portfolio at any time if the Board of Trustees of the Trust determines that such action is in the best interests of the respective Fund and its shareholders. Upon such withdrawal, the Board of Trustees would consider alternative investments, including investing all of a Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Trust's Prospectus and this SAI.

     The Master Portfolios in which the Funds invest consist of five asset allocation funds, each of which is a diversified fund offered by the Master Fund. Organizations and other entities such as the Funds that hold shares of beneficial interest of a Master Portfolio may be referred to herein as "feeder funds." To avoid the need to refer to both the Funds and the Master Portfolios in every instance, the following sections of this SAI generally refer to the Funds only.

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund has adopted a non-fundamental investment objective that is set forth in the Prospectus. Each Fund has adopted investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the outstanding voting securities of such Fund. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Trustees of the Trust at any time. Should the investment objective of any Fund change, the Trust will provide investors with thirty days' prior notice of the change. The investment objective and policies of a Fund determine the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance. As with all mutual funds, there can be no assurance that a Fund will achieve its investment objective.

     The Funds seek to provide long-term investors with an asset allocation strategy designed to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons. The Funds invest in a wide range of U.S. and foreign equity and debt securities and money market instruments. Each Fund, except the State Farm LifePath Retirement Fund, is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year stated in the title of the Fund in which they invest (e.g., investors in the LifePath 2010 Fund plan to retire, or begin to withdraw substantial portions of their investment, in the year 2010). The State Farm LifePath Retirement Fund is managed for investors seeking income and moderate long-term growth of capital.

     The Funds contain both "strategic" and "tactical" components, with the strategic component weighted more heavily than the tactical component. The strategic component of the Funds evaluates the risk that investors, on average, may be willing to accept given their investment time horizons. The strategic component thus determines the changing investment risk level of each Fund as time passes. The tactical component addresses short-term market conditions. The tactical component thus adjusts the amount of investment risk taken by each Fund without regard to time horizon, but rather in consideration of the relative risk-adjusted short-term attractiveness of various asset classes. The Funds may invest in a wide range of U.S. and foreign investments and market sectors and may shift their allocations among investments and sectors from time to time. To manage the Funds, Barclays employs a proprietary investment model (the "Model") that analyzes extensive financial and economic data, including risk correlation and expected return statistics. The Model selects indices representing segments of the global equity and debt markets and the Funds invest to create market exposure by purchasing representative samples of the indices in an attempt to replicate their performance.

     The Model has broad latitude to allocate the Funds' investments among a wide range of asset classes, including, among others, equity securities, debt securities and money market instruments. The Funds are not managed as balanced portfolios and are not required to maintain a portion of their investments in each of the permitted investment categories at all times. Until a Master Portfolio in which a Fund invests reaches an asset level of approximately $100 to $150 million, the Model will allocate assets across fewer of the investment categories identified below than it otherwise would. As a Master Portfolio in which a Fund invests approaches this minimum asset level, the Model will add investment categories, thereby approaching the desired investment mix over time. The portfolio of investments of each Fund is compared from time to time to the Model's recommended allocation. Recommended reallocations are implemented subject to Barclays' assessment of current economic conditions and investment opportunities. Barclays may change from time to time the criteria and methods it uses to implement the recommendations of the Model. Recommended reallocations are implemented in accordance with trading policies designed to take advantage of market opportunities and reduce transaction costs. The asset allocation mix selected by the Model is a primary determinant in the respective Fund's investment performance. Barclays manages other portfolios that also invest in accordance with the Model. The performance of each of those other portfolios is likely to vary from the performance of the Funds. Such variation in performance is primarily due to different equilibrium asset-mix assumptions used for the various portfolios, timing differences in the implementation of the Model's recommendations and differences in expenses and liquidity requirements. The overall management of each Fund is based on the recommendation of the Model, and no person is primarily responsible for recommending the mix of asset classes in each Fund or the mix of securities within the asset classes. Barclays' investment committee makes decisions relating to the Model.

     Each Fund through its investment in a corresponding Master Portfolio is "diversified" as that term is defined in the 1940 Act. State Farm Investment Management Corp. (the "Manager") is the investment adviser to each of the Funds whereas Barclays is the investment adviser to the Master Portfolios.

INVESTMENT TECHNIQUES AND RISKS

     In addition to the investment objective of each Fund, the policies and certain techniques by which the Funds pursue their objectives are generally set forth in the Prospectus. This section is intended to augment the explanation set forth in the Prospectus.

     To the extent set forth in this SAI, each Fund through its investment in a corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, the following sections generally refer to the Funds only.

BONDS

     Certain of the debt instruments purchased by a Fund may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise, which means that bond prices are subject to market fluctuations. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Also, the Funds may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios. Bonds may be senior or subordinated obligations.

Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

        When market interest rates change, the prices of bonds with longer maturities are affected to a greater extent than the prices of bonds with shorter maturities. The values of bonds also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security.

        Certain bonds that may be purchased by the Fund, such as those rated "Baa" by Moody's and "BBB" by S&P may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities that are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Bonds rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such bonds ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories.

        If a bond held by a Fund is downgraded to a rating below investment grade (securities within the four highest grades (AAA/Aaa to BBB/Baa) assigned by Moody's or S&P), the Fund may continue to hold the obligation until Barclays determines it to be advantageous for the Fund to sell the obligation. See Appendix A to this SAI for a Description of Bond Ratings. If such a policy would cause a Fund to have 5% or more of its net assets invested in obligations that have been downgraded below investment grade (commonly referred to as "junk bonds"), the Fund promptly would seek to dispose of one or more of these bonds in an attempt to reduce the percentage of below-investment grade bonds held by the Fund to an amount less than 5% of net assets.

        Investment in lower grade bonds involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, such securities are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in making their principal and interest payments.

        In addition, lower grade bonds may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and ask prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. Adverse publicity and investor perceptions may negatively affect the market value and liquidity of these securities.

BORROWING MONEY

        As a fundamental policy, each Fund is permitted to borrow to the extent permitted under the 1940 Act. However, each Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Fund's total assets, the Fund will not make any investments.

CONVERTIBLE SECURITIES

        Each Fund may purchase fixed-income convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

        In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

        Each Fund may purchase floating- and variable-rate obligations. The Funds may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Funds to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals.

        Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Funds may invest in obligations which are not so rated only if Barclays determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Funds may invest. Barclays, on behalf of the Funds, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in each Fund's portfolio. The Funds will not invest more than 10% of the value of their total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

EQUITY SECURITIES

        The Funds invest in common stocks, which represent an equity interest (ownership) in a business. This ownership interest often gives the Funds the right to vote on measures affecting the company's organization and operations. The Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks (discussed above). Over time, common stocks historically have provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. These Funds may not be suitable investments if you are uncomfortable with an investment whose value is likely to vary substantially.

        The Funds' investments in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. It can be more difficult to obtain information about issuers of smaller capitalization stocks than more widely held stocks. In addition, transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

EXCHANGE-TRADED FUNDS

        The Funds may purchase shares of exchange-traded funds ("ETFs"), including shares of ETFs that are affiliates of the Master Fund. Typically, a Fund would purchase ETF shares in order to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. When used in this fashion,

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ETF shares may enjoy several advantages over futures and other investment alternatives. For example, depending on market conditions, the holding period, and other factors, ETF shares can be less costly. In addition, ETF shares generally can be purchased for smaller sums than corresponding contracts and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Most ETFs are investment companies. Therefore, a Fund's purchases of ETF shares generally are subject to the limitations described under the heading "Investment Company Securities" below. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or discount to their net asset value;
(ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS

        Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by Barclays.

FUTURES CONTRACTS AND OPTIONS TRANSACTIONS

        The Funds may use futures contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising an index in which such Fund invests. In managing their cash flows, the Funds also may use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date - the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. At the time it enters into a futures transaction, a Fund is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position that is continually "marked to market."

        A Fund may engage only in futures contract transactions involving (i) the sale of a futures contract (i.e., short positions) to hedge the value of securities held by such Fund; (ii) the purchase of a futures contract when such Fund holds a short position having the same delivery month (i.e., a long position offsetting a short position); or (iii) the purchase of a futures contract to permit the Fund to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When a Fund purchases a futures contract, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.

        If a Fund enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead a Fund purchases a futures contract as a substitute for investing in the designated underlying securities, a Fund experiences gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits a Fund to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Funds (e.g., from purchases and redemptions of Fund shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The Funds expect to apply a portion of their cash or cash equivalents maintained for liquidity needs to such activities.

        Transactions by a Fund in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Fund's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Fund could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

        In order to comply with undertakings made by the Funds pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Funds will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts that do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.

        Stock Index Futures and Options on Stock Index Futures. Each Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

        Options on stock indices are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.

        Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. Each Fund may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Funds' portfolio securities that are the subject of the transaction.

        Interest-Rate and Index Swaps. Each Fund may enter into interest-rate and index swaps in pursuit of their investment objectives. Interest-rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments on fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by a Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that a Fund contractually is entitled to receive.

        Foreign Currency and Futures Transactions. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or by the failure to intervene, or by currency controls or political developments in the United States or abroad. The Funds intend to engage in foreign currency transactions to maintain the same foreign currency exposure as the relevant foreign securities index through which the Funds seek foreign equity market exposure, but not as part of a defensive strategy to protect against fluctuations in exchange rates. If a Fund enters into a foreign currency transaction or forward contract, the Fund deposits, if required by applicable regulations, with its custodian, cash or high-grade debt securities in a segregated account in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities is placed in the account so that the value of the account equals the amount of the Fund's commitment with respect to the contract.

        At or before the maturity of a forward contract, a Fund either may sell a portfolio security and make delivery of the currency, or may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which such Fund obtains, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, incurs a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund realizes a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund suffers a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

        The cost to the Funds of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Barclays considers on an ongoing basis the creditworthiness of the institutions with which a Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the Funds may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

        The purchase of options on currency futures allows a Fund, for the price of the premium it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires.

        Foreign currency transactions may occur on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or on a forward basis. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a set price on a future date which must be more than two days from the date of the contract. The forward foreign currency market offers less protection against default than is available when trading currencies on an exchange, since a forward currency contract is not guaranteed by an exchange or clearinghouse. Therefore, a default on a forward currency contract would deprive a Fund of unrealized profits or force such Fund to cover its commitments for purchase or resale, if any, at the current market price.

        Each Fund may combine forward currency exchange contracts with investments in securities denominated in other currencies.

        Each Fund also may maintain short positions in forward currency exchange transactions, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange.

     Foreign Futures Transactions. Unlike trading on domestic futures exchanges, trading on foreign futures exchanges is not regulated by the CFTC and generally is subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. Barclays, however, considers on an ongoing basis the creditworthiness of such counterparties. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate; adverse exchange rate changes also could cause a Fund to incur losses. Transactions on foreign exchanges may include both futures contracts which are traded on domestic exchanges and those which are not. Such transactions may also be subject to withholding and other taxes imposed by foreign governments.

     Future Developments. Each Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for each Fund. Before entering into such transactions or making any such investment, a Fund would provide appropriate disclosure in its Prospectus or this SAI.

ILLIQUID SECURITIES

     Each Fund may invest up to 15% of the value of its total net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement in more than seven days after notice.

INITIAL PUBLIC OFFERINGS

     Although not a principal investment strategy of the Funds, the Funds may purchase shares issued in initial public offerings ("IPOs"). Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which creates a greater potential for the value of their securities to be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter.

INVESTMENT COMPANY SECURITIES

     Each Fund may invest in securities issued by open-end other management investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies generally will involve additional advisory fees and certain other expenses. The Fund may also purchase shares of exchange-listed closed-end funds and ETFs, whatever their form of organization, to the extent permitted under the 1940 Act. The Master Portfolios in which the Funds invest have obtained permission from the SEC (via exemptive order) to invest any cash balances that have not been otherwise invested in portfolio securities, and money received as collateral through securities lending activities in certain affiliated money market funds, including those of the Master Funds, Barclays Global Investors Funds, iShares Trust and iShares, Inc., which comply with Rule 2a-7 under the 1940 Act.

LENDING PORTFOLIO SECURITIES

     To a limited extent, each Master Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which is maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Master

Portfolio can increase its income through the investment of the cash collateral or by receipt of a loan premium from the borrower. For purposes of this policy, each Master Portfolio considers collateral consisting of U.S. Government obligations or irrevocable letters of credit issued by banks whose securities meet the standards for investment by such Master Portfolio to be the equivalent of cash. From time to time, a Master Portfolio may return to the borrower, or to a third party unaffiliated with the Master Fund which is acting as a "placing broker," a part of the interest earned from the investment of collateral received in exchange for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Master Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Master Portfolio must be able to terminate the loan at any time; (4) the Master Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Master Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Master Fund's Board of Trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

     The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Master Portfolio making the loan would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, each Master Portfolio will make loans of securities only to firms Barclays deems creditworthy.

MORTGAGE-BACKED SECURITIES

     Each Fund may invest in mortgage-backed securities ("MBSs"), which are securities representing interests in a pool of loans secured by mortgages. The resulting cash flow from these mortgages is used to pay principal and interest on the securities. MBSs are assembled for sale to investors by various government sponsored enterprises such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") or are guaranteed by such governmental agencies as the Government National Mortgage Association ("GNMA").

     Regardless of the type of guarantee, all MBSs are subject to interest rate risk (i.e., exposure to loss due to changes in interest rates). GNMA MBSs include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the full and timely payment of principal and interest by GNMA, and such guarantee is backed by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development and, as such, Ginnie Maes are backed by the full faith and credit of the federal government.

     In contrast, MBSs issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes") that are solely the obligations of FNMA and are neither backed by nor entitled to the full faith and credit of the federal government. FNMA is a government-sponsored enterprise that is also a private corporation whose stock trades on the NYSE. FNMA guarantees the timely payment of principal and interest with respect to Fannie Maes.

     MBSs issued by FHLMC include FHLMC Mortgage Participation Certificates ("Freddie Macs" or "PCs"). FHLMC is a government-sponsored enterprise whose MBSs are solely obligations of FHLMC. Therefore, Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. FHLMC guarantees timely payment of interest, but only ultimate payment of principal due under the obligations it issues. FHLMC may, under certain circumstances, remit the guaranteed payment of principal at any time after default on an underlying mortgage, but in no event later than one year after the guarantee becomes payable.

RATINGS

     The ratings of Moody's and S&P represent their opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Therefore, although these ratings may be an initial criterion for selection of portfolio investments, Barclays also evaluates such obligations and the ability of their issuers to pay interest and principal. Each Fund relies on Barclays judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Barclays takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the quality of the issuer's management and regulatory matters. It also is possible that a rating agency might not timely change the rating on a particular issue to reflect subsequent events.

SECURITIES OF NON-U.S. ISSUERS

     The Funds may invest in certain securities of non-U.S. issuers as discussed below.

     Obligations of Foreign Governments, Supranational Entities and Bank. Each Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by Barclays to be of comparable quality to the other obligations in which such Fund may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

     Each Fund may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

     Foreign Equity Securities and Depositary Receipts. Each Fund's assets may be invested in the securities of foreign issuers and American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") of such issuers. ADRs and EDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the U. S. securities markets and EDRs and CDRs in bearer form are designed for use in Europe. Each Fund may invest in ADRs, EDRs and CDRs through "sponsored" or "unsponsored" facilities. The issuer of the underlying security and a depositary jointly establish a sponsored facility, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of a Fund is affected by the strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

     Shareowners should understand and consider carefully the risks involved in foreign investing. Investments in foreign securities are generally denominated in foreign currencies and involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back into the United States; the inability of a Fund to convert foreign currency into U.S. dollars, which would cause the Fund continued exposure to fluctuating exchange rates; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Funds try to invest in companies of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries.

Short-Term Instruments and Temporary Investments

     The Funds may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Funds may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Barclays; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S & P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of Barclays are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

     Bank Obligations. Each Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by each Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by each Fund generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks. Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on income and gains attributable to the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, Barclays carefully evaluates such investments on a case-by-case basis. Each Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, provided that such institutions are members of the FDIC, and further provided such Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Fund will own more than one such CD per such issuer.

     Commercial Paper and Short-Term Corporate Debt Instruments. Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Barclays monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     Each Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. A Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Barclays will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

     Repurchase Agreements. Each Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, including government securities and mortgage-related securities, regardless of their remaining maturities. The Funds may enter into repurchase agreements wherein the seller of a security to a Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. Barclays monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Funds in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Funds may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Funds in connection with insolvency proceedings), it is the policy of the Funds to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Funds consider on an ongoing basis the creditworthiness of the institutions with which they enter into repurchase agreements. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

U.S. GOVERNMENT OBLIGATIONS

     The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WARRANTS

     Each Fund may invest generally up to 5% of its total net assets at the time of purchase in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

INVESTMENT POLICIES AND RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change.

1. DIVERSIFICATION. No Fund will make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act. This restriction does not apply to any Fund classified as a non-diversified company under the 1940 Act.

2. INDUSTRY CONCENTRATION - A Fund will not invest 25% or more of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

3. INTERESTS IN REAL ESTATE. No Fund will purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

4. UNDERWRITING. No Fund will underwrite securities of other issuers except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

5.   BORROWING. No Fund will borrow money, except that, for temporary purposes,:
     (a) a Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) a Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

6. LENDING. No Fund will lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

7. COMMODITIES. No Fund will purchase or sell commodities or commodity contracts, except that a Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

8. SENIOR SECURITIES. No Fund will issue senior securities except to the extent the activities permitted in Fundamental Restrictions Nos. 5 and 7 may be deemed to give rise to a senior security.

9. INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each of the Funds may, notwithstanding any other fundamental policy or restrictions invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of such Fund.

     For the purposes of the restrictions relating to industry concentration, the restrictions noted above in Item 2 do not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

NON-FUNDAMENTAL RESTRICTIONS

The Funds also has adopted the following additional investment restrictions. These are not fundamental and may be changed by the Board of Trustees without shareholder approval.

1. FINANCIAL FUTURES CONTRACTS. No Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

2. MARGIN PURCHASES. No Fund may purchase any securities on margin except in connection with investments of certain Funds in futures contracts or options on futures contracts.

3. PLEDGING ASSETS. No Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof, or (b) in connection with investments of certain Funds in futures contracts or options on futures contracts.

4. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS. No Fund may purchase securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:

     (i) repurchase agreements not entitling the holder to payment of principal and interest within seven days, and

     (ii) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

5. INVESTMENTS IN OTHER INVESTMENT COMPANIES. No Fund may invest more than 5% of its total assets in the securities of any single investment company or more than 10% of its total assets in the securities of other investment companies in the aggregate, or hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions do not apply to a Fund seeking to achieve its investment objective by investing substantially all of its assets in a Master Portfolio.

OPERATING POLICIES OF THE MASTER PORTFOLIOS

     The Master Portfolios in which the Funds invest are subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

     The Master Portfolios may not:

     (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Master Portfolio's investments in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit a Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities;

     (2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Master Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph;

     (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Restrictions. The Master Portfolios have adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of Master Fund, at any time. The Master Portfolios are subject to the following investment restrictions, all of which are non-fundamental policies.

     (1) The Master Portfolios may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Master Portfolio's total assets with respect to any one investment company, and (iii) 10% of such Master Portfolio's total assets in the aggregate. Other investment companies in which the Master Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

     (2) Each Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year.

     (4) Each Master Portfolio may not purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indexes.

MORE ABOUT THE FUNDS

MASTER/FEEDER STRUCTURE

     The Funds seek to achieve their investment objective by investing all of their assets into Master Portfolios of the Master Fund. The Funds and other entities investing in Master Portfolios are each liable for all obligations of the Master Portfolio. However, the risk of the Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Master Fund itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither the Funds nor their respective shareholders will be adversely affected by investing assets in the Master Portfolios. However, if a mutual fund or other investor withdraws its investment from a Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board of Trustees believes may be available through investment in a Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

     A Fund may withdraw its investment in the Master Portfolios only if the Trust's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. Upon any such withdrawal, the Trust's Board of Trustees would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or allowing the Manager or another investment adviser to directly manage the Fund's assets in accordance with the investment policies described above with respect to a Fund.

     The investment objective and other fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will either (1) hold a meeting of its shareholders to consider such matters, and cast its votes in proportion to the votes received from its shareholders (shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders); or (2) cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

     Certain policies of the Master Portfolios which are non-fundamental may be changed by vote of a majority of the Master Fund's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund also may elect to redeem its interests in the Master Portfolio and seek a new investment company with a matching objective in which to invest or direct the Manager to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

RISK CONSIDERATIONS

     General. Since the investment characteristics and, therefore, investment risks directly associated with each Fund correspond to those of the Master Portfolio in which each Fund invests, the following is a discussion of the risks associated with the investments of the Master Portfolios. Once again, unless otherwise specified, references to the investment policies and risks of a Fund also should be understood as references to the investment policies and risks of the corresponding Master Portfolio. The net asset value per share of each Fund is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

     Equity Securities. The stock investments of the Funds are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

     Debt Securities. The debt instruments in which the Funds invest are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Funds invest may default on the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Funds invest. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Although some of a Fund's securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Funds' daily net asset value is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

     Foreign Securities. The Funds may invest in debt obligations and equity securities of foreign issuers and may invest in ADRs and EDRs of such issuers. Investing in the securities of issuers in any foreign country, including through ADRs and EDRs, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, amounts realized on foreign securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     Mortgage-Backed Securities. Investments in mortgage-backed securities are subject to additional risks besides interest rate risk and credit risk that are common to all types of bonds. Mortgage-backed securities are subject to prepayment risk and extension risk, either of which can reduce the rate of return on a portfolio. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest the money in mortgage-backed or other securities that have lower yields. Conversely, extension risk is the risk that borrowers extend the repayment of their mortgages longer than expected, which also may affect the investment's average life and yield.

     Other Investment Considerations. Because the Funds may shift investment allocations significantly from time to time, their performance may differ from funds that invest in one asset class or from funds with a stable mix of assets. Further, shifts among asset classes may result in relatively high turnover and transaction (i.e., brokerage commission) costs. Fund turnover may also result in adverse tax consequences to a Fund's shareholders. During those periods in which a high percentage of a Fund's assets are invested in long-term bonds, the Fund's exposure to interest-rate risk will be greater because the longer maturity of such securities means they are generally more sensitive to changes in market interest rates than short-term securities.

     Each Fund also may lend its portfolio securities and enter into futures transactions, each of which involves risk. The futures contracts and options on futures contracts that each Fund may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates.

     Barclays employs asset allocation and modeling strategies for other investment companies and accounts advised or sub-advised by Barclays. If these strategies indicate particular securities should be purchased or sold, at the same time, by a Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by Barclays. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by such Fund.

TRUSTEES AND OFFICERS

     The Board of Trustees has overall responsibility for the conduct of the Trust's affairs. The Trust is not required to hold annual meetings of shareowners and does not intend to do so. Delaware law permits shareowners to remove Trustees under certain circumstances and requires the Trust to assist in shareowner communications.

     Committees. There are two standing committees of the Board of Trustees - the Executive Committee and the Audit Committee. The members of the Executive Committee includes Edward B. Rust, Jr. and Michael L. Tipsord. The Executive Committee serves to act on behalf of the entire Board of Trustees during intervals between meetings of the Board of Trustees. Actions of the Executive Committee must be consistent with the Trust's Declaration of Trust. During calendar year 2002, the Executive Committee did not meet.

     The Audit Committee includes as its members each Trustee of the Trust who is not an "interested person" of the Trust (as such term is defined in the 1940
Act) (an "Independent Trustee"). The Trust's Independent Trustees are Thomas M. Mengler, James A. Shirk, Victor J. Boschini, David L. Vance and Donald A. Altorfer. The Audit Committee operates pursuant to a separate charter and is responsible for, among other things, overseeing the Trust's accounting and financial reporting practices, reviewing the results of the annual audits of the Trust's financial statements and interacting with the Trust's independent auditors on behalf of the full Board of Trustees. During calendar year 2002, the Audit Committee held two meetings.

     The Trustees and officers of the Trust, their ages at December 31, 2002, their principal occupations for the last five years and their affiliations, if any, with the Manager and State Farm VP Management Corp., the Trust's principal underwriter, are listed below. The information is provided first for the Independent Trustees, and next for Trustees who are interested persons of the Trust and for officers.

Information about Independent Trustees of State Farm Mutual Fund Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       Portfolios
                                      Length of                                                         in Fund
                          Position   Time Served                                                        Complex          Other
                         Held with   and Term of             Principal Occupation(s) During             Overseen     Directorships
Name, Address, and Age      Fund       Office                      the Past 5 Years                    by Trustee   Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas M. Mengler,        Trustee    Began service    DEAN and PROFESSOR OF LAW - University of St.         25            None
100 LaSalle Avenue                   in 2000 and      Thomas School of Law (since 6/2002); DEAN -
Minneapolis, MN 55403                serves until     University of Illinois College of Law (8/1993 to
Age 49                               successor is     6/2002); TRUSTEE - State Farm Variable Product
                                     elected or       Trust, State Farm Associates' Funds Trust.
                                     appointed
------------------------------------------------------------------------------------------------------------------------------------
James A. Shirk,           Trustee    Began service    DIRECTOR and PRESIDENT - Beer Nuts, Inc.              25            None
103 North Robinson                   in 2000 and      (manufacturer of snack foods); TRUSTEE - State
Bloomington, Illinois                serves until     Farm Variable Product Trust, State Farm
61701                                successor is     Associates' Funds Trust.
Age 58                               elected or
                                     appointed
------------------------------------------------------------------------------------------------------------------------------------
Victor J. Boschini,       Trustee    Began service    PRESIDENT (since 1999) and VICE PRESIDENT             25            None
1000 Gregory St.                     in 2001 and      (1997-1999) - Illinois State University; TRUSTEE
Normal, Illinois 61761               serves until     - State Farm Variable Product Trust, State Farm
Age 46                               successor is     Associates' Funds Trust.
                                     elected or
                                     appointed
------------------------------------------------------------------------------------------------------------------------------------
David L. Vance,           Trustee    Began service    PRESIDENT (since 2000) - Caterpillar University;      25            None
100 N.E. Adams St.                   in 2000 and      CHIEF ECONOMIST AND MANAGER of the Business
Peoria, Illinois 61629               serves until     Intelligence Group (since 1994) - Caterpillar,
Age 50                               successor is     Inc.; TRUSTEE - State Farm Variable Product
                                     elected or       Trust, State Farm Associates' Funds Trust.
                                     appointed
------------------------------------------------------------------------------------------------------------------------------------
Donald A. Altorfer,       Trustee    Began service    CHAIRMAN - Altorfer, Inc. (dealer in heavy            25            None
4200 Rodger Street                   in 2000 and      machinery and equipment);  TRUSTEE- State Farm
                                                      Variable.

Springfield, Illinois 62703          serves until     Product Trust, State Farm Associates'
Age 59                               successor is     Funds Trust.
                                     elected or
                                     appointed
------------------------------------------------------------------------------------------------------------------------------------

Information about Officers and Interested Trustees of State Farm Mutual Fund
Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Number of
                                                                                                         Portfolios
                                           Length of                                                       in Fund         Other
                              Position    Time Served                                                      Complex     Directorships
                              Held with   and Term of          Principal Occupation(s) During              Overseen       Held by
Name, Address, and Age          Fund         Office                   the Past 5 Years                    by Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Edward B. Rust, Jr.*,        Trustee      Began         CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE OFFICER,       25      DIRECTOR -
One State Farm Plaza         and          service in    and DIRECTOR - State Farm Mutual Automobile                   McGraw-Hill
Bloomington, Illinois 61710  President    2000 and      Insurance Company;  PRESIDENT and DIRECTOR -                  Corporation
Age 52                                    serves        State Farm VP Management Corp., State Farm
                                          until         Investment Management Corp.; PRESIDENT and
                                          successor     TRUSTEE - State Farm Variable Product Trust,
                                          is elected    State Farm Associates' Funds Trust.
                                          or appointed
------------------------------------------------------------------------------------------------------------------------------------
Michael L. Tipsord*,         Trustee,     Began         SENIOR VICE PRESIDENT and TREASURER (since            25            None
One State Farm Plaza         Senior       service in    12/2002), VICE PRESIDENT and TREASURER (7/2001
Bloomington, Illinois 61710  Vice         2000 and      to 12/2002), VICE PRESIDENT and ASSISTANT
Age 43                       President    serves        TREASURER (1/1999 to 7/2001), and EXECUTIVE
                             and          until         ASSISTANT (1/1998 to 1/1999) - State Farm
                             Treasurer    successor     Mutual Automobile Insurance Company; DIRECTOR,
                                          is elected    SENIOR VICE PRESIDENT and TREASURER (since
                                          or appointed  12/2002), VICE PRESIDENT and ASSISTANT
                                                        SECRETARY-TREASURER (6/2001 to 12/2002) and
                                                        ASSISTANT SECRETARY-TREASURER (before 6/2001)
                                                        -  State Farm Investment Management Corp., State
                                                        Farm VP Management Corp.; TRUSTEE, SENIOR
                                                        VICE PRESIDENT and TREASURER (since 12/2002),
                                                        VICE PRESIDENT and ASSISTANT SECRETARY-TREASURER
                                                        (6/2001 to 12/2002) and ASSISTANT SECRETARY-
                                                        TREASURER (before 6/2001) - State Farm
                                                        Variable Product Trust, State Farm Associates'
                                                        Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
Jack W. North,               Senior       Began         EXECUTIVE VICE PRESIDENT - FINANCIAL SERVICES        N/A            N/A
One State Farm Plaza         Vice         service in    (since 2001) and SENIOR VICE PRESIDENT
Bloomington, Illinois 61710  President    2001 and      (1998-2001) - State Farm Mutual Automobile
Age 55                                    serves        Insurance Company; SENIOR VICE PRESIDENT
                                          until         and DIRECTOR (since 2001) - State Farm
                                          removed       Investment removed Management Corp., State Farm
                                                        VP Management Corp.; SENIOR VICE PRESIDENT
                                                        (since 2001) - State Farm Variable Product
                                                        Trust, State Farm Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
Paul N. Eckley,              Senior       Began         SENIOR VICE PRESIDENT - INVESTMENTS - State          N/A            N/A
One State Farm Plaza         Vice         service in    Farm Mutual Automobile Insurance Company;
Bloomington, Illinois 61710  President    2000 and      SENIOR VICE PRESIDENT - State Farm Investment
Age 48                                    serves        Management Corp., State Farm Variable Product
                                          until         Trust, State Farm Associates' Funds Trust.
                                          removed
------------------------------------------------------------------------------------------------------------------------------------
Susan D. Waring,             Vice         Began         SENIOR VICE PRESIDENT and CHIEF ADMINISTRATIVE       N/A            N/A
One State Farm Plaza         President    service in    OFFICE (since 2001) - State Farm Life Insurance
Bloomington, Illinois 61710               2000 and      Company; VICE PRESIDENT (1997-2001) - State
Age 53                                    serves        Farm Mutual Automobile Insurance Company;
                                          until         SENIOR VICE PRESIDENT and DIRECTOR (since 2001)
                                          removed       - State Farm VP Management Corp.; VICE
                                                        PRESIDENT - State Farm Investment Management
                                                        Corp., State Farm Variable Product Trust, State
                                                        Farm Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Number of
                                                                                                          Portfolios
                                           Length of                                                       in Fund
                              Position    Time Served                                                      Complex        Other
                              Held with   and Term of            Principal Occupation(s) During           Overseen    Directorships
Name, Address, and Age          Fund         Office                     the Past 5 Years                 by Trustee  Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Donald E. Heltner,           Vice         Began         VICE PRESIDENT - FIXED INCOME - State Farm          N/A             N/A
One State Farm Plaza         President    service in    Mutual Automobile Insurance Company; VICE
Bloomington, Illinois 61710               2000 and      PRESIDENT - State Farm Investment Management
Age 55                                    serves        Corp., State Farm Variable Product Trust,
                                          until         State Farm Associates' Funds Trust.
                                          removed
------------------------------------------------------------------------------------------------------------------------------------
John S. Concklin,            Vice         Began         VICE PRESIDENT - COMMON STOCKS - State Farm         N/A             N/A
One State Farm Plaza         President    service in    Mutual Automobile Insurance Company; VICE
Bloomington, Illinois 61710               2000 and      PRESIDENT - State Farm Investment Management
Age 56                                    serves        Corp., State Farm Variable Product Trust,
                                          until         State Farm Associates' Funds Trust.
                                          removed
------------------------------------------------------------------------------------------------------------------------------------
Randall H. Harbert,          Vice         Began         VICE PRESIDENT - MUTUAL FUNDS (since                N/A             N/A
Three State Farm Plaza,      President    service in    9/2001), ADMINISTRATIVE ASSISTANT (6/2001 to
Bloomington, Illinois 61791               2001 and      9/2001), AGENCY FIELD EXECUTIVE (6/1999 to
Age 39                                    serves        6/2001), REGIONAL ADMINISTRATIVE ASSISTANT
                                          until         (6/1998 to 6/1999), and AGENCY FIELD
                                          removed       CONSULTANT (6/1997 to 6/1998) - State Farm
                                                        Mutual Automobile Insurance Company; VICE
                                                        PRESIDENT (since 2001) - State Farm
                                                        Investment Management Corp., State Farm VP
                                                        Management Corp., State Farm Variable
                                                        Product Trust, State Farm Associates' Funds
                                                        Trust.
------------------------------------------------------------------------------------------------------------------------------------
David R. Grimes,             Vice         Began         ASSISTANT VICE PRESIDENT - State Farm Mutual        N/A             N/A
Three State Farm Plaza       President    service in    Automobile Insurance Company; VICE PRESIDENT
Bloomington, Illinois 61710  and          2000 and      and SECRETARY - State Farm Investment
Age 60                       Secretary    serves        Management Corp., State Farm VP Management
                                          until         Corp., State Farm Variable Product Trust,
                                          removed and   State Farm Associates' Funds Trust.
                                          successor
                                          is appointed
------------------------------------------------------------------------------------------------------------------------------------

----------------
*Messrs. Rust and Tipsord are "interested" Trustees as defined by the 1940 Act because each is (i) an officer of the Trust, (ii) a director of the Manager, the Trust's investment adviser, (iii) a director of State Farm VP Management Corp., the Trust's distributor, (iv) an officer of the Manager, and (v) an officer of State Farm VP Management Corp.

     Trustees or officers who are interested persons do not receive any compensation for their services to the Trust. The Trustees who are not interested persons of the Trust receive, (i) a monthly retainer equal to $1,750.00, (ii) a fee of $1,500 for each regular board meeting attended, (iii) a fee of $750 for each special board meeting or committee meeting attended, unless the special board meeting or committee meeting is held by telephone or by other electronic means, in which case the fee is $500, and (iv) a committee chairperson receives an additional $500 for each committee meeting attended. These fees are paid to the Trustees on behalf of the Trust and on behalf of ten other mutual funds advised by the Manager. Each mutual fund managed by the Manager shares in the fees for Independent Trustees pro-rata based upon the relative net assets of each fund as of the end of the most recently completed calendar quarter. In addition, Independent Trustees will be reimbursed for any out-of-pocket expenses incurred in connection with the affairs of the Trust.

     Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits. Officers of the Trust and Trustees who are interested persons of the Trust under the 1940 Act are also employees of the State Farm Insurance Companies. As such, these persons may purchase Class A shares of the Funds without paying an initial sales charge. The purpose of this program is to encourage these persons to purchase Fund shares.

                                 AGGREGATE                   TOTAL COMPENSATION
                                 COMPENSATION                FROM THE TRUST AND OTHER STATE FARM
NAME                             FROM THE TRUST/(1)/         MUTUAL FUNDS/(1)(2)/
----                             -------------------         --------------------
Edward B. Rust, Jr.              None/(3)/                   None/(3)/
Michael L. Tipsord               None/(3)/                   None/(3)/
Roger S. Joslin                  None/(3)(4)/                None/(3)(4)/
Thomas M. Mengler                $2,774                      $26,250
James A. Shirk                   $2,774                      $26,250
Donald Altorfer                  $2,774                      $26,250
Victor Boschini                  $2,774                      $26,250

David L. Vance                   $3,274                      $26,750

/(1)/  For the fiscal year ended December 31, 2002.

/(2)/ The other "State Farm Mutual Funds" are State Farm Variable Product Trust and State Farm Associates' Funds Trust.

/(3)/  Non-compensated interested trustee.

/(4)/ Mr. Joslin retired from service as a non-compensated interested trustee of the Trust in December of 2002.

       The following table reflects dollar ranges of each Trustee's ownership of equity securities of each Fund, and dollar ranges of each Trustee's ownership of equity securities in all investment companies in the State Farm family of mutual funds. This data is as of December 31, 2002.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Aggregate
                                             Dollar Range of                            Dollar Range of     Dollar Range of
                           Dollar Range of   Equity               Dollar Range of       Equity              Equity
                           Equity            Securities in        Equity Securities     Securities in       Securities in
                           Securities in     Small Cap            in International      S&P 500 Index       Small Cap Index
Name of Trustee            Equity Fund       Equity Fund          Equity Fund           Fund                Fund
-----------------------------------------------------------------------------------------------------------------------------------
Thomas M. Mengler          None              None                 None                  None                None
-----------------------------------------------------------------------------------------------------------------------------------
James A. Shirk             None              None                 None                  None                None
-----------------------------------------------------------------------------------------------------------------------------------
Victor J. Boschini         None              None                 None                  None                None
-----------------------------------------------------------------------------------------------------------------------------------
David L. Vance             None              None                 None                  None                None
-----------------------------------------------------------------------------------------------------------------------------------
Donald A. Altorfer         None              None                 None                  None                None
-----------------------------------------------------------------------------------------------------------------------------------
Edward B. Rust, Jr.        None              None                 None                  None                None
-----------------------------------------------------------------------------------------------------------------------------------
Michael L. Tipsord         None              $50,001 to $100,000  None                  None                None
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Aggregate
                                                                                                                  Dollar Range
                                                                                                                  of Equity
                                                                                                                  Securities in
                                                                                                                  all Registered
                                                                                                                  Investment
                                                                                                                  Companies
                              Dollar Range of Dollar Range                      Dollar Range       Dollar Range   Overseen by
                              Equity          of Equity       Dollar Range      of Equity          of Equity      Trustee in
                              Securities in   Securities in   of Equity         Securities in      Securities     Family of
                              International   Equity and      Securities in     Tax Advantaged     in Money       Investment
Name of Trustee               Index Fund      Bond Fund       Bond Fund         Bond Fund          Market Fund    Companies
-----------------------------------------------------------------------------------------------------------------------------------
Thomas M. Mengler             None            None            None              None               None           None
-----------------------------------------------------------------------------------------------------------------------------------
James A. Shirk                None            None            None              None               None           Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Victor J. Boschini            None            None            None              None               None           None
-----------------------------------------------------------------------------------------------------------------------------------
David L. Vance                None            None            None              None               None           None
-----------------------------------------------------------------------------------------------------------------------------------
Donald A. Altorfer            None            None            None              None               None           None
-----------------------------------------------------------------------------------------------------------------------------------
Edward B. Rust, Jr.           None            None            None              None               None           Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Michael L. Tipsord            None            None            None              None               None           Over $100,000

ADDITIONAL INFORMATION REGARDING NON-INTERESTED TRUSTEEES OF THE TRUST

     As of December 31, 2002, State Farm Mutual Automobile Insurance Company ("Auto Company") owned all of the common stock issued by the Manager and by State Farm VP Management Corp. ("Management Corp."). Auto Company is a mutual insurance company domiciled in Illinois and owned by its policyholders. Neither the non-interested Trustees of the Trust nor their immediate family members own securities representing an ownership interest in the Manager, in Management Corp. or in Auto Company.

     During the period January 1, 2001 to December 31, 2002, the non-interested Trustees of the Trust and their immediate family members had no direct or indirect:

  . interest in the Manager, Management Corp., Auto Company, or in other affiliates of Auto Company, the value of which interest exceeded $60,000;

  . interest in any transaction or series of similar transactions with the Trust, the Manager, Management Corp., Auto Company, affiliates of Auto Company, or with an officer of any such company, the value of which transaction or series of transactions exceeded $60,000, or

  . relationship(s) with the Trust, the Manager, Management Corp., Auto Company, affiliates of Auto Company, or with an officer of any such company, in an amount that exceeded $60,000.

INVESTMENT ADVISORY AGREEMENTS

BETWEEN THE TRUST AND THE MANAGER

     The Trust has an Investment Advisory and Management Services Agreement and a Transfer Agent Agreement with the Manager. The Investment Advisory and Management Services Agreement was approved for each Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to the Management Agreements or interested persons, as defined by the 1940 Act, of any such party) at a meeting held for that purpose on [March 14, 2003] and subsequently was approved by the sole shareholder of each Fund. The Trust also has entered into a Distribution Agreement with Management Corp., an affiliate of the Manager. The Investment Advisory and Management Services Agreement and the Distribution Agreement may be continued beyond their current terms only so long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Trust and, in either case, by vote of a majority of the Trustees who are not interested persons of any party to such agreement, except in their capacity as Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

     [In considering the approval of the Investment Advisory and Management Services Agreement, the Board considered multiple factors. First, the Board of Trustees considered the quality of the advisory services that it anticipated would be provided by the Manager to the Funds. The Manager will regularly provides analyses to the Board of Trustees with respect to how each Fund is performing relative to specified indices and relative to other funds with similar investment objectives. The Board of Trustees considered the anticipated profitability of the Investment Advisory and Management Services Agreement to the Manager. The Board of Trustees also considered the level of advisory fees that the Manager anticipated charging the Trust compared to what other investment advisers charge other similar investment companies and concluded that the level of fees was appropriate.

     Relying on the factors discussed above, the Board of Trustees of the Trust approved the Investment Advisory and Management Services Agreement at a Board meeting held March 14, 2003.]

     The Investment Advisory and Management Services Agreement and the Distribution Agreement may be terminated upon 60 days' written notice by any of the parties to the agreement, or by a majority vote of the outstanding shares, and will terminate automatically upon its assignment by any party. There is a Service Agreement among the Trust, the Manager and Auto Company, and a Service Agreement among the Trust, Management Corp., and Auto Company.

     Since its inception in 1967, the Manager's principal business has been to act as investment adviser, transfer agent and dividend disbursing agent for the funds in the State Farm family of mutual funds.

     Pursuant to the Investment Advisory and Management Services Agreement, the
Manager: (1) acts as each Fund's investment adviser; (2) oversees each Fund's investments; (3) administers each Fund's business affairs; (4) provides clerical personnel, suitable office space, necessary facilities and equipment and administrative services; and (5) permits its officers and employees to serve as trustees, officers and agents of the Trust, without compensation from the Trust, if duly elected or appointed.

     As compensation for the services and facilities furnished, each Fund pays a management fee (computed on a daily basis and paid quarterly) at the annual rates shown below, which rate includes the management fee indirectly paid by the Funds through their investments in the Master Portfolios:

State Farm LifePath Retirement Fund                         0.70% of net assets
State Farm LifePath 2010 Fund                               0.70% of net assets
State Farm LifePath 2020 Fund                               0.70% of net assets

State Farm LifePath 2030 Fund                               0.70% of net assets
State Farm LifePath 2040 Fund                               0.70% of net assets

     The Manager will reimburse each Fund, if and to the extent, the Fund's total annual operating expenses exceed the following percentages of the Fund's average net assets:


                                                       CLASS A          CLASS B        INSTITUTIONAL CLASS
                                                       -------          -------        -------------------
State Farm LifePath Retirement Fund                      1.30%            1.70%               0.80%
State Farm LifePath 2010 Fund                            1.30%            1.70%               0.80%
State Farm LifePath 2020 Fund                            1.30%            1.70%               0.80%
State Farm LifePath 2030 Fund                            1.30%            1.70%               0.80%
State Farm LifePath 2040 Fund                            1.30%            1.70%               0.80%

The reimbursement arrangement is voluntary and may be eliminated by the Manager at any time.

     Pursuant to the Service Agreement, Auto Company provides the Manager with certain personnel, services and facilities to enable the Manager to perform its obligations to the Trust. The Manager reimburses Auto Company for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by Auto Company under the Service Agreement. Accordingly, the Trust makes no payment to Auto Company under the Service Agreement.

     The advisory fees are allocated to the different classes of shares pro-rata based on net assets.

     The Investment Advisory and Management Services Agreement requires the Trust to pay certain expenses. The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by the Manager. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Trust, charges of the custodian and transfer agent, cost of auditing services, non-interested Trustees' fees, legal expenses, all taxes and fees (including state and federal securities registration fees), investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust Prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust. The Manager is required to pay all other Fund expenses. Expenses incurred in the organization of the Trust or of new Funds of the Trust, including legal and accounting expenses and costs of the initial registration of securities of the Trust under federal and state securities laws, are also paid by the Manager.

     The Board of Trustees of the Trust determines the manner in which expenses are allocated among the Funds of the Trust. The Board allocates those expenses associated with a specific Fund to that Fund. Those expenses which are paid for the benefit of all the Funds are allocated pro-rata based upon each Fund's net assets.

     The Investment Advisory and Management Services Agreement also provide that the Manager shall not be liable to the Trust or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder in connection with matters to which the such Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Manager in the performance of its duties thereunder.

BETWEEN BARCLAYS AND THE MASTER PORTFOLIOS

     Barclays is investment adviser to the Master Portfolios. Barclays is an indirect subsidiary of Barclays Bank PLC. Pursuant to Investment Advisory Contracts ("Master Portfolio Advisory Contracts") with the Master Fund, Barclays provides investment guidance and policy direction in connection with the management of the Master Portfolios' assets. Pursuant to the Master Portfolio Advisory Contracts, Barclays furnishes to the Master Fund's Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolios. The Master Portfolio Advisory Contracts are required to be approved annually (i) by the holders of a majority of the Master Fund's outstanding voting securities or by the Master Fund's Boards of Trustees and (ii) by a majority of the Trustees of the Master Fund who are not parties to the Master Portfolio Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Master Portfolio Advisory Contracts may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Barclays is entitled to receive monthly fees at an annual rate of 0.35% of each Master Portfolio's average daily net assets as compensation for its advisory services to each Master Portfolio

     The Master Portfolio Advisory Contracts provide that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolios borne proportionately by their interestholders, such as the Funds.

     Barclays has agreed to provide to the Master Portfolios, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

SECURITIES ACTIVITIES OF BARCLAYS

     Securities held by the Master Portfolios may also be held by separate accounts or mutual funds for which the Barclays acts as an adviser, some of which may be affiliated with Barclays. Because of different investment objectives, cash flows or other factors, a particular security may be bought by Barclays for one or more of their clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Master Fund's Board of Trustees, Barclays may cause a Master Portfolio to buy or sell a security from another Master Portfolio or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Trustees quarterly.

     If purchases or sales of securities for a Master Portfolio or other client of Barclays arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Master Portfolio and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of Barclays during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Board of Trustees of the Trust, however, that the benefits available to the Trust outweigh any possible disadvantages that may arise from such concurrent transactions.

     On occasions when Barclays (under the supervision of the Master Fund's Board of Trustees) deems the purchase or sale of a security to be in the best interests of the Master Portfolios as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Master Portfolios with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by Barclays in a manner considered to be most equitable and consistent with its fiduciary obligations to the Master Portfolios and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Master Portfolio.

     Barclays assumes general supervision over placing orders on behalf of each Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Barclays and in a manner deemed fair and reasonable to shareholders. In executing portfolio transactions and selecting brokers or dealers, Barclays seeks to obtain the best overall terms available for each Master Portfolio. In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolios. Barclays considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by Barclays based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Since each Fund invests all of its assets in a corresponding Master Portfolio of Master Fund, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.

     Purchases and sales of equity securities on a securities exchange usually are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Barclays. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     Purchases of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities may also be purchased in underwritten offerings or directly from an issuer. Generally debt obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with Master Fund are prohibited from dealing with Master Fund as a principal in the purchase and sale of portfolio securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. The Master Portfolios may purchase securities from underwriting syndicates of which Barclays or its affiliates are member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by Master Fund's Board of Trustees.

     The Master Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by Master Fund's Board of Trustees, Barclays is responsible for the Master Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolios to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. Barclays generally seeks reasonably competitive spreads or commissions. Barclays may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with Barclays.

     In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. As a result, a Master Portfolio may pay a broker/dealer that furnishes brokerage services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that such commission is determined to be reasonable in relation to the value of the brokerage services provided by such broker/dealer. Certain of the broker/dealers with whom the Master Portfolios may transact business may offer commission rebates to the Master Portfolios. Barclays considers such rebates in assessing the best overall terms available for any transaction. Master Fund's Board of Trustees will periodically review the commissions paid by the Master Portfolios to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Master Portfolios.

     Under Section 28(e) of the Securities Exchange Act of 1934, an investment adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), an investment adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an investment adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to a Master Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

DETERMINATION OF NET ASSET VALUE

     The Net Asset Value (NAV) for each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

     Equity securities (including common stocks, preferred stocks, convertible securities and warrants) and call options written on all portfolio securities, listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day, such securities are valued at the last sale price on the exchange on which it is traded. Securities traded only on over-the-counter markets generally are valued at the closing bid price.

     Debt securities traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued, or, lacking any sales, at the last reported bid price. Debt securities other than money market instruments traded in the over-the-counter market are valued at the last reported bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities. If the market quotations described above are not available, debt securities, other than short-term debt securities, may be valued at a fair value as determined by one or more independent pricing services (each, a "Service"). The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. Each Service's procedures are reviewed by the officers of the Trust under the general supervision of the Boards of Trustees of the Trust and the Master Fund.

     Money market instruments held with a remaining maturity of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the amortized cost method of valuation does not appear to fairly reflect the fair value of any security, a fair value will be determined in good faith by or under the direction of the Boards of Trustees of the Trust or the Master Fund, as the case may be, as in the case of securities having a maturity of more than 60 days.

     Securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where they are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotes are available, or the last reported bid price if there is no active trading in a particular security on a given day. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. Forward currency contracts are valued at the current cost of offsetting the contract. Because foreign securities (other than American Depositary Receipts) are valued as of the close of trading on various exchanges and over-the-counter markets throughout the world, the net asset value of Funds investing in foreign securities generally includes values of foreign securities held by those Funds that were effectively determined several hours or more before the time NAV is calculated. In addition, foreign securities held by Funds may be traded actively in securities markets which are open for trading on days when the Funds do not calculate their net asset value. Accordingly, there may be occasions when a Fund holding foreign securities does not calculate its net asset value but when the value of such Fund's portfolio securities is affected by such trading activity.

     Exchange listed options that are written or purchased by a Fund are valued on the primary exchange on which they are traded. Over-the-counter options written or purchased by a Fund are valued based upon prices provided by market-makers in such securities. Exchange-traded financial futures contracts are valued at their settlement price established each day by the board of trade or exchange on which they are traded.

     Securities for which market quotations are not readily available, or for which the procedures described above do not produce a fair value, are valued at a fair value as determined in good faith in accordance with procedures approved by the Boards of Trustees of the Trust or the Master Fund, as the case may be. The effect of this will be that NAV will not be based on the last quoted price on the security, but on a price with the Board of Trustees or its delegate believes reflects the current and true price of the security.

SUSPENSION OR POSTPONEMENT OF NAV COMPUTATION

     Computation of NAV (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the funds not reasonably practicable.

PERFORMANCE INFORMATION

     The Trust may from time to time quote or otherwise use average annual total return information for the Funds in advertisements, shareholder reports or sales literature. In contrast to other sections of this SAI where the terms "Fund" or "Funds" refer to both the Funds and the Master Portfolios, the term Fund or Funds in the remainder of this SAI refer only to the Fund or Funds offered by the Trust. Average Annual Total Return" is the average annual compounded rate of change in value represented by the percentage change in value during a period of an investment in shares of the Fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions for the period. Average Annual Total Return is computed as follows:

                        P (1 + T) to the power of n = ERV

     Where:
     P  =  a hypothetical initial payment of $1,000.
     T  =  average annual total return.
     n  =  number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion). In computing Average Annual Total Returns for Class A shares the maximum initial sales load of 3% is deducted from the initial $1,000 payment. In computing Average Annual Total Returns for Class B shares, the applicable maximum deferred sales load is deducted from the ending redeemable value.

     Each Fund may provide information on its "Average Annual Total Return (After Taxes on Distribution)" in advertising and sales literature. "Average Annual Total Return (After Taxes on Distributions)" is the average annual compounded rate of change in value represented by the percentage change in value during a period of an investment in shares of the Fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions for the period, after taxes on fund distributions but not after taxes on redemptions. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. Average Annual Total Return (After Taxes on Distributions) is computed as follows:

                     P (1 + T) to the power of n = ATV\\D\\

               Where: P = a hypothetical initial payment of $1000.
               T = average annual total return (after taxes on distributions).

               n = number of years.

     ATV\\D\\ = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption. In computing Average Annual Total Returns (After Taxes on Distributions) for Class A shares the maximum initial sales load of 3% is deducted from the initial $1,000 payment.

     Each Fund may provide information on its "Average Annual Total Return (After Taxes on Distribution and Redemption)" in advertising and sales literature. "Average Annual Total Return (After Taxes on Distributions and Redemption)" is the average annual compounded rate of change in value represented by the percentage change in value during a period of an investment in shares of the Fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions for the period, after taxes on fund distributions and redemptions. Average Annual Total Return (After Taxes on Distributions and Redemption) is computed as follows:

                            P (1 + T)/n/ = ATV\\DR\\

     Where:

     P = a hypothetical initial payment of $1,000.

     T = average annual total return (after taxes on distributions and redemption).

     n = number of years.

     ATV\\DR\\ = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption. In computing Average Annual Total Returns (After Taxes on Distributions and Redemption) for Class A shares the maximum initial sales load of 3% is deducted from the initial $1,000 payment.

     The Trust also may from time to time quote or otherwise use year-by-year total return, cumulative total return and yield information for the Funds in advertisements, shareholder reports or sales literature. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in a Fund (assuming that all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

     From time to time the Trust may publish an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper, Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's,

Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise its performance relative to certain indices and benchmark investments, including (a) the Lipper, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the NASDAQ OTC Composite Prime Return; (g) the Russell Midcap Index; (h) the Russell 2000 Index-Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 4600 Index; (k) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (1) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agencies, mortgage and Yankee bonds); (m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index; (o) Donoghue's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE "Free"), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; and (t) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Trust to calculate a Fund's performance figures.

     The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the views as to markets of Barclays, the rationale for a Fund's investments and discussions of the Fund's current asset allocation. From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

     Each Fund may also show its performance in the form of "yield" or "taxable equivalent yield." In accordance with a standardized method prescribed by rules of the SEC, yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                  Yield = 2 [(a - b + 1) to the power of 6 - 1]
                              ------
                               cd

     Where: a = Dividends and interest earned during the period;
            b = Expenses accrued for the period (net of reimbursements);
            c = The average daily number of shares outstanding during the period that were entitled to receive dividends; and
            d = The maximum offering price per share on the last day of the period.

     In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements (in conformity with generally accepted accounting principles). Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

     Taxable equivalent yield is computed by dividing that portion of the yield that is tax-exempt by the remainder of one minus the stated federal income tax rate, taking into account the deductibility of state taxes for federal income tax purposes, and adding the quotient to that portion, if any, of the yield that is not tax exempt.

     Performance figures quoted by a Fund are not necessarily indicative of future results. Each Fund's performance is a function of conditions in the securities markets, portfolio management and operating expenses. Although information about past performance is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The performance of a Fund may be compared to mutual fund industry indexes or averages, such as the S&P 500 Index.

     Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

PURCHASE AND REDEMPTION OF FUND SHARES

     Purchases of Fund shares are discussed fully in the Prospectus under the heading "Shareholder Information - How to Buy Shares." Redemptions of Fund Shares are discussed fully in the Prospectus under the heading "Shareholder Information - How to Redeem Fund Shares."

     SPECIAL WAIVERS. Class A shares are purchased without a sales charge in the situations specified in the Prospectus. However, in certain specific situations, redemptions of such shares within 12 months of purchase are subject to a contingent deferred sales charge of 0.50% of the lesser of the value of the shares redeemed or the total cost of the shares.

     RIGHTS OF ACCUMULATION. Each Fund offers to all qualifying investors a cumulative discount under which investors are permitted to purchase Class A shares of any Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of shares of any Fund. Acceptance of the purchase order is subject to confirmation of qualification. The cumulative discount may be amended or terminated at any time as to subsequent purchases.

     SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from shares deposited by the applicant under the SWP. Periodic checks of $100 or more will be sent to the applicant, or any person designated by him, monthly, quarterly or annually.

     Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

     SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and ultimately may exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

     The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed.

     SPECIAL REDEMPTIONS. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board of Trustees of the Trust. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to $500,000 of the applicable Fund during any 90 day period for any one account.

     SUSPENSION OF REDEMPTIONS. A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the Commission may permit for the protection of investors.

DISTRIBUTION EXPENSES

     [Management Corp. serves as the principal underwriter for the Trust pursuant to a Distribution Agreement which has been approved by the Board of Trustees of the Trust.] Management Corp. is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Class A and Class B shares of each Fund will be continuously offered and will be sold by registered representatives of Management Corp., which receives sales charges and distribution plan fees from each Fund under the Distribution Agreement for selling Class A and Class B shares. Institutional class shares do not have a sales charge, and the Institutional class of shares is merely made available to eligible investors for purchase by Management Corp. as contrasted with the Class A and Class B shares which are actively marketed by registered representatives of Management Corp.

     Management Corp. bears all the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Trust bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of a Fund. Management Corp. is not obligated to sell any specific amount of shares of any Fund.

     Management Corp.'s business and mailing address is One State Farm Plaza, Bloomington, Illinois 61710. Management Corp. was organized as a Delaware corporation in November 1996 and is a wholly-owned subsidiary of Auto Company.

DISTRIBUTION PLANS

     The Trust has adopted separate distribution plans (the "Plans") for Class A and Class B shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges. The Trust has also entered into a Shareholder Services Agreement with Management Corp. for both Class A and Class B shares of each Fund.

CLASS A SHARES

     Pursuant to the Class A Plan, each Fund will pay Management Corp. 0.25% of the Fund's average daily net assets attributable to Class A shares for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis. The purpose of the fee is to compensate Management Corp. for its distribution services to the Funds. Management Corp. pays commissions to registered representatives as well as reimbursement of expenses of printing Prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

     The Funds also will compensate the Manager under the Shareholder Services Agreement for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund under the Shareholder Services Agreement are accrued on a fiscal year basis and will equal 0.25% of the Fund's average daily net assets attributable to Class A shares.

CLASS B SHARES

     Pursuant to the Class B Plan, each Fund will pay Management Corp. a fee of 0.65% of the average daily net assets attributable to Class B shares for distribution financing activities.

     The purpose of the fee is to compensate Management Corp. for its distribution services to the Funds. Management Corp. pays commissions to registered representatives as well as reimbursement of expenses of printing Prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

     The Funds will compensate the Manager under the Shareholder Services Agreement for shareholder account services at the rate of 0.25% of the average daily net assets of the Fund attributable to Class B shares.

GENERAL

     In accordance with the terms of the Plans, Management Corp. will provide to the Trust, for review by the Board of Trustees, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. Each quarter, the Board of Trustees will review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

     The Plans were adopted by a majority vote of the Board of Trustees, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the

Plans. In approving the Plans, the Trustees identified and considered a number of potential benefits which the Plans may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the Board of Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Board of Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     The anticipated benefits to the Funds and their shareholders that may result from the Plans are as follows. First, the Plans allow more flexibility to the prospective shareholder in choosing how to pay sales loads, either through Class A or Class B shares. Second, they provide an attractive compensation package for the sales force to sell the Funds which is necessary to attract assets. Third, they provide an incentive for the sales force to provide a higher level of service and compensate them accordingly. This in turn should lead to improved retention and a higher amount of assets, which in turn will benefit all shareholders by lowering costs per share in the future.

OTHER SERVICE PROVIDERS

CUSTODIANS

     Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 ("IBT"), is the custodian for the Funds.

     IBT may hold securities of the Funds in amounts sufficient to cover put and call options written on futures contracts in a segregated account by transferring (upon the Trust's instructions) assets from a Fund's general (regular) custody account. The custodians also will hold certain assets of certain of the Funds or Master Portfolios constituting margin deposits with respect to financial futures contracts at the disposal of FCMs through which such transactions are effected. IBT performs fund accounting services, including the valuation of portfolio securities and the calculation of net asset value, for each Fund.

TRANSFER AGENT

     The Transfer Agent Agreements between the Trust and the Manager appoints the Manager as the Funds' transfer agent and dividend disbursing agent. Under the terms of the agreement, the Manager: (1) prepares and mails transaction confirmations, annual records of investments and tax information statements; (2) effects transfers of Fund shares; (3) prepares annual shareowner meeting lists;
(4) prepares, mails and tabulates proxies; (5) mails shareowner reports; and (6) disburses dividend and capital gains distributions. These services are performed by the Manager at a fee determined by the Board of Trustees to be reasonable in relation to the services provided and no less favorable to the Funds than would have been available from a third party.

     IBT acts as transfer agent and dividend disbursing agent for the Master Portfolios.

INDEPENDENT AUDITORS

     The Funds' independent auditors are Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606. The firm audits each Fund's annual financial statements, reviews certain regulatory reports and each Fund's federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

TAXES

GENERAL TAX INFORMATION

     The Trust intends for each Fund to qualify as a regulated investment company under the Subchapter M of the Code. If a Fund qualifies as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which the Funds intend to do), then under the provisions of Subchapter M, that Fund should have little or no income taxable to it under the Code.

     Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities of foreign currencies; and (2) at the close of each quarter of the Fund taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities and other securities, such that no more than 5% of the value of the Fund consists of such other securities of any one issuer and the Fund must not hold more than 10% of the outstanding voting stock of any such issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities) or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

        In order to maintain the qualification of a Fund's status as a regulated investment company, the Trust may, in its business judgment, restrict a Fund's ability to invest in certain financial instruments. For the same reason, the Trust may, in its business judgment, require a Fund to maintain or dispose of an investment in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

        Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirement. The Funds intend under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

        If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

        Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

        Some Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Funds anticipate that they generally will not qualify to pass such foreign taxes and any associated tax deductions or credits through to their shareholders, who therefore generally will not report such amounts on their tax returns.

        For Federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and would not be distributed as such to shareholders.

        Investment in debt obligations that are at risk or in default presents special tax issues for any Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and avoid becoming subject to federal income or excise tax.

        Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options, and forward transactions.

        Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if a Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

        Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Fund's Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

        At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

        Upon a redemption of shares of a Fund (including by exercise of the exchange privilege), a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon that shareholder's tax holding period for the shares. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund are subsequently acquired without payment of a sales charge pursuant to the increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends of capital gain distributions automatically. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

        For purposes of the dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the applicable Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

        Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

        The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

        Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 (or equivalent form) or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund. The Funds do not generally accept investments by non-U.S. investors.

STATE AND LOCAL

        Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

CODES OF ETHICS

        The Manager intends that: all of its activities function exclusively for the benefit of the owners or beneficiaries of the assets it manages; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with the Manager and the Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Board of Trustees of the Trust has adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Trust's officers and Trustees and the employees of the Manager. Barclays has have adopted a Code of Ethics relating to its employees, and the Board of Trustees of the Trust has adopted Barclays' Code of Ethics insofar as it relates to their respective employees' activities in connection with the Trust. The Board of Trustees believes that the provisions of its Code of Ethics and Barclays' Code of Ethics are reasonably designed to prevent subscribers from engaging in conduct that violates these principles.

SHARES

        The Trust was organized as a business trust pursuant to the laws of the State of Delaware on June 8, 2000. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Trust's Funds. There are currently fifteen series of shares.

        Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

         Auto Company provided the initial capital for the Funds by purchasing
[ ] of Class A, Class B and Institutional Class shares of each Fund. Such shares were acquired for investment. As of the date of this SAI, Auto Company owned 100% of each Fund's outstanding shares.

         The Master Portfolios are series of the Master Fund, an open-end, series management investment company organized as Delaware business trust. The Master Fund was organized October 21, 1993. The Master Fund currently consists of twelve series, including the Master Portfolios.

VOTING RIGHTS

        Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

        Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will either (1) hold a meeting of its shareholders to consider such matters, and cast its votes in proportion to the votes received from its shareholders (shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders); or (2) cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

                                   APPENDIX A
                           DESCRIPTION OF BOND RATINGS

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Manager believes that the quality of debt securities in which a Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

                               RATINGS BY MOODY'S

     Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such bonds.

     Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

     A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     C--Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

MUNICIPAL NOTES:

     MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less established.

COMMERCIAL PAPER:

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                       Prime-1                Highest Quality
                       Prime 2                Higher Quality
                       Prime-3                High Quality

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

                                   S&P RATINGS

     AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

     AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

     BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C--The rating C is reserved for income bonds on which no interest is being paid.

     In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

     Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

     SP-1. Notes rated SP-1 have very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated SP-1+.

     SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

     Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

     -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

     -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

COMMERCIAL PAPER:

     A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

                         STATE FARM MUTUAL FUND TRUST

                     PART C OF THE REGISTRATION STATEMENT

(a)       Declaration of Trust

(b)       Bylaws*

(c)       N/A

(d)(1) Form of Investment Advisory and Management Services Agreement between Registrant and State Farm Investment Management Corp.

(d)(2) Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp., and Capital Guardian Trust Company**


(e)(1) Form of Distribution Agreement between Registrant and State Farm VP Management Corp.

(e)(2)    Shareholder Services Agreement****


(f)       N/A

(g)(1)    Custodial Agreement between Registrant and The Chase Manhattan Bank**


(g)(2)    Global Custody Rider between Registrant and The Chase Manhattan
          Bank****

(g)(3) Special Foreign Custody Manager Agreement between Registrant and State Farm Investment Management Corp.**


(g)(4)    Custodial Agreement between Registrant and Investors Bank and
          Trust Company

(g)(5) Delegation Agreement between Investors Bank & Trust Company and Registrant****


(h)(1) Service Agreement among Registrant, State Farm Investment Management Corp., and State Farm Mutual Automobile Insurance Company**

(h)(2) Service Agreement among Registrant, State Farm VP Management Corp., State Farm Indemnity Company, State Farm Life Insurance Company and State Farm Mutual Automobile Insurance Company**


(h)(3)    Transfer Agency and Services Agreement


(i)       Consent of Bell, Boyd & Lloyd LLC - to be filed by amendment

(j)(1)    Consent of Ernst & Young LLP - to be filed by amendment


(j)(2)    Consent of PricewaterhouseCoopers LLP - to be filed by amendment


(k)       N/A

(l)       N/A


(m)(1) Form of State Farm Mutual Fund Trust Distribution Plan for Class A shares

(m)(2) Form of State Farm Mutual Fund Trust Distribution Plan for Class B shares

(n) Form of State Farm Mutual Fund Trust Multiple Class Plan Pursuant to Rule 18f-3

(p)(1) Code of Ethics of State Farm Associates' Funds Trust, State Farm VP Management Corp., State Farm Investment Management Corp., State Farm Variable Product Trust and State Farm Mutual Fund Trust

(p)(2)    Code of Ethics of Capital Guardian Trust Company**


(p)(3)    Code of Ethics of Master Investment Portfolio***



Powers of Attorney
_________________
* Incorporated by reference to the exhibit of the same letter filed with the initial registration statement on Form N-1A, No. 333-42004 filed July 21, 2000.


** Incorporated by reference to the exhibit of the same letter filed with pre-effective amendment number one on Form N-1A, No. 333-42004 filed December 15, 2000.

*** Incorporated by reference to the exhibit of the same letter filed with post-effective amendment number one on Form N-1A, No. 333-42004 filed April 30, 2001.


***** Incorporated by reference to the exhibit of the same letter filed with post-effective amendment number two on Form N-1A, No. 33-42004 filed April 26, 2002.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         State Farm Mutual Automobile Insurance Company provided the initial seed capital for the Registrant and may be deemed to control the Registrant until some time after the Registrant publicly offers its shares. Thereafter, there will be no persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item.

ITEM 25.      INDEMNIFICATION

         As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust (the Declaration of Trust). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the
DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

         To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

         The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by

Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The information in the statement of additional information under the caption "Trustees and Officers and Investment Advisory Agreements" is incorporated herein by reference. Other than its status as investment adviser and principal underwriter to other State Farm mutual funds (see item 27 below), neither State Farm Investment Management Corp., nor any of its directors or officers, has at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature either for their own account or in the capacity of director, officer, employee, partner or trustee.

         Directors and Officers of State Farm Investment Management Corp.:

         Edward B. Rust, Jr., Director and President*

         Michael L. Tipsord, Director, Senior Vice President and Treasurer*

         John J. Killian, Director. Financial Vice President - State Farm Mutual Automobile Insurance Company.

         Jim Rutrough, Director and Senior Vice President. Senior Executive Vice President - State Farm Mutual Automobile Insurance Company.

         Vincent J. Trosino, Director. Vice Chairman of the Board, President and Chief Operating Officer - State Farm Mutual Automobile Insurance Company.

         Paul N. Eckley, Senior Vice President *

         Susan D. Waring, Vice President*

         David R. Grimes, Vice President and Secretary *


         Jack W. North, Director and Senior Vice President *

         Randall H. Harbert, Vice President *


         *See the information contained in the statement of additional information under the caption "Trustees and Officers," incorporated herein by reference.

ITEM 27.      PRINCIPAL UNDERWRITERS

State Farm VP Management Corp. serves as the principal underwriter to the Registrant. The following table contains information concerning each director and officer of State Farm VP Management Corp. (unless otherwise indicated, the principal business address for each person shown is One State Farm Plaza, Bloomington, IL 61710-0001):

Name and Principal        Positions and Offices                     Positions and Offices
Business Address          with Underwriter                          with Registrant
----------------------------------------------------------------------------------------------------------
Edward B. Rust Jr.        Director and President                    Trustee and President

Michael L. Tipsord        Director, Senior Vice President and       Trustee, Senior Vice President and
                          Treasurer                                 Treasurer

Charles R. Wright         Director and Senior Vice President        None

Susan D. Waring           Senior Vice President and Director        Vice President

Jim Rutrough              Director and Senior Vice President        None

David R. Grimes           Vice President and Secretary              Vice President and Secretary

Jack W. North             Director and Senior Vice President        Senior Vice President

Randall H. Harbert        Vice President                            Vice President

Ralph O. Bolt             Vice President                            None


                       Net Underwriting     Compensation on
   Name of Principal     Discounts and       Redemption and
      Underwriter         Commissions         Repurchase       Brokerage Commissions   Other Compensation
----------------------------------------------------------------------------------------------------------
State Farm VP                N/A                 N/A                   N/A                    N/A
Management Corp.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

(a)      Registrant

(b)      State Farm Investment Management Corp.
         One State Farm Plaza
         Bloomington, Illinois  61710-0001

(c)      Barclays Global Investors
         45 Fremont Street
         San Francisco, California  94105

(d)      Investors Bank and Trust Company
         200 Clarendon Street
         Boston, Massachusetts  02116

(e)      Capital Guardian Trust Company
         333 South Hope Street
         Los Angeles, California  90071

ITEM 29.      MANAGEMENT SERVICES

All the management-related service contracts under which services are provided to the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 30.      UNDERTAKINGS

         The Registrant hereby undertakes to furnish, upon request and without charge, to each person to whom a prospectus for any Fund (other than the Money Market Fund) is delivered a copy of the Registrant's latest annual report to shareholders.

         The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                 SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Mutual Fund Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the 1933 act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and state of Illinois on the 21st day of February 2003.


                                         STATE FARM MUTUAL FUND TRUST

                                        By:  /s/ Edward B. Rust, Jr.
                                             ----------------------------------
                                                 Edward B. Rust, Jr.
                                                 Trustee and President

         Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


    SIGNATURE                         TITLE                                DATE
    ---------                         -----                                ----
Edward B. Rust, Jr.        Trustee and President                       February 21, 2003

*Michael L. Tipsord        Trustee, Senior Vice President and
                            Treasurer                                  February 21, 2003

*Thomas M. Mengler         Trustee                                     February 21, 2003

*James A. Shirk            Trustee                                     February 21, 2003

*Donald A. Altorfer        Trustee                                     February 21, 2003

*Victor J. Boschini        Trustee                                     February 21, 2003

*David L. Vance            Trustee                                     February 21, 2003


                                                    *By: /s/  David Moore
                                                         -----------------------
                                                              David Moore
                                                              Attorney-In-Fact
                                                            April 26, 2002


        *Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are included with this Registration Statement.


                                        MASTER INVESTMENT PORTFOLIO

                                      By:  /s/ Richard H. Blank, Jr.
                                                ----------------------
                                                 Richard H. Blank, Jr.
                                                 Chief Operating Officer,
                                                 Secretary and Treasurer


  SIGNATURE                          TITLE                                DATE
  ---------                          -----                                ----
Jack S. Euphrat                     Trustee                           February 21, 2003

W. Rodney Hughes                    Trustee                           February 21, 2003

Richard K. Lyons                    Trustee                           February 21, 2003

Mary G. F. Bitterman                Trustee                           February 21, 2003

Lee T. Kranefuss                    Chairman, President and Trustee   February 21, 2003
                                     (Principal Executive Officer)

Leo Soong                           Trustee                           February 21, 2003


                                         By:  /s/ Richard H. Blank, Jr.
                                                  Richard H. Blank, Jr.
                                                  Attorney-in-fact
                                                  February 21, 2003

         Original powers of attorney authorizing Richard H. Blank, Jr., among others, to execute this Registration Statement, and any Amendments thereto, for each of the trustees of Master Investment Portfolio have been executed and filed as an exhibit to the Registration Statement of Master Investment Portfolio, which exhibits are incorporated herein by reference.

                                  EXHIBIT INDEX
--------------------------------------------------------------------------------
RULE 483 UNDER THE 1933 ACT EXHIBIT                          DESCRIPTION
--------------------------------------------------------------------------------
               1                                           POWER OF ATTORNEY
--------------------------------------------------------------------------------

N-1A ITEM 23 EXHIBIT LETTER                              DESCRIPTION
           (a)                     Declaration of Trust

          (d)(1)                   Form of Investment Advisory and Management Services Agreement between
                                   Registrant and State Farm Investment Management Corp.

          (e)(2)                   Form of Distribution Agreement between Registrant and State Farm
                                   VP Management Corp.

          (g)(4)                   Custodial Agreement between Registrant and Investors Bank and Trust
                                   Company

          (h)(3)                   Transfer Agency and Services Agreement

          (m)(1)                   Form of State Farm Mutual Fund Trust Distribution Plan for Class A shares

          (m)(2)                   Form of State Farm Mutual Fund Trust Distribution Plan for Class B shares

           (n)                     Form of State Farm Mutual Fund Trust Multiple Class Plan Pursuant to Rule 18f-3

          (o)(1)                              Code of Ethics of State Farm Associates' Funds Trust, State Farm
                                   Investment Management Corp., State Farm VP Management Corp., State Farm Variable Product
                                                         Trust and State Farm Mutual Fund Trust

              Powers of Attorney